[Cover page]

[Graphics:  Background picture of currency from different countries]

U.S. GLOBAL INVESTORS FUNDS

Annual Report
June 30, 1998  [Graphic:  USGI Logo]

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U.S. GLOBAL INVESTORS FUNDS
                                                  June 30, 1998
                                                  ANNUAL REPORT


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U.S. GLOBAL INVESTORS FUNDS                       June 30, 1998

ANNUAL REPORT

Contents
         Letter to Shareholders                        5
         Fund Manager's Perspective                    9
         Portfolios of Investments                    43
         Statements of Assets and Liabilities         90
         Statements of Operations                     94
         Statements of Changes in Net Assets          98
         Notes to Financial Statements               106
         Financial Highlights                        114
         Report of Independent Accountants           125





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[Graphic:  USGI Logo]

(C) U.S. GLOBAL INVESTORS, INC. 1998
P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1-800-US-FUNDS
Fax 210-308-1217
net www.usfunds.com



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[Graphic:  Picture of Frank E. Holmes, Chairman of USGI]


Dear Shareholder,

The past twelve months have been challenging ones for markets at home and abroad. While domestic equities have generally trended upward, occasionally in dramatic fashion, reflecting robust economic growth and nominal inflation, the performances of overseas stock markets have been more erratic. Ranging from the truly abysmal (Southeast Asia) to above average (Western Europe), these markets have fallen or risen largely in tandem with employment and exchange rate concerns.

On the fixed income side, growth was less pronounced, although the old adage that stocks perform inversely relative to bonds did not hold true. In fact, the bond market on the whole rose slightly, albeit nothing like what has been seen on the equity side. Money markets remained fundamentally unchanged throughout the past twelve months, reflecting long-term consumer and corporate satisfaction and absence of liquidity concerns. In this regard, near-term instruments fared far better than mid- or long-range investments.

Low inflation and declining interest rates are expected to support the U.S. stock market going forward, although industry experts agree that a correction is inevitable at some point. However, domestic growth may be tempered by lingering Asian economic woes and currency erosion, as well as the possibility of more work stoppages at home. The next two quarters may lag in comparison to the last four, which underscores U.S. Global Investors' emphases on intelligent, long-term investing and use of asset allocation as a means of furthering investors' financial goals.

This year marks the low point in the Presidential Election cycle, a four-year market oscillation with fairly regular patterns seen over the course of each presidential term. As a rule, the first two years after an election tend to be subdued ones for the markets, while the third and fourth generally post much higher returns. The reason for this is quite simple: the incumbent party wants to stay in power. As a result, money supply and government program expenditures increase, while taxes decrease in the two years before an election. In sum, whatever it takes to keep the economy moving. As everyone knows, a healthy business and economic environment overall are strong incentives for keeping the powers that be in power.

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LETTER TO SHAREHOLDER


Since World War II, the vast majority of these cycles have operated as predicted; 92% of market lows were in the first two years of the cycle and 85% of market highs occurred in the third and fourth years. The bottom line for investors is that the stock market likely will correct itself this year, positioning equities, and micro- and small-caps in particular, for a strong recovery next year.

Another point to consider in this complex market environment is the importance of small- cap stocks. Much is made of the explosive growth of the large-cap equities, but it is really a handful of "super-caps" that is driving this trend. Small-caps may have lagged relative to their larger brethren for the past few years, but their time is coming. We expect returns in this sector to improve before year's end. Our analysis of the more volatile small-cap market indicates that over the long run, small-caps hold an impressive two-to-one outperformance ratio over large caps.For the past quarter-century as a whole, small- and micro-cap equities have been the place to be. To put it another way: for every dollar invested in large-cap stocks since 1973, the return is $18. For small-caps, it is $33, and for micro-caps an astounding $61.

Keeping these thoughts in mind, I urge you to remember that the key to successful investing is not so much when you start, but the length of time you stay invested. At U.S. Global Investors, we practice what we preach and offer programs and services to help in this regard. Our ABC Investment Plan(R) uses dollar-cost averaging to reduce the risk of buying when the market is high and helps maintain regular periodic investments. We use asset allocation to target optimal growth for our investors' portfolios, regardless of what stage of life they may be in. In addition, our shareholder reports offer a wealth of timely information regarding wise investing four times a year.

We suggest you diversify your portfolio in accordance with your investment expectations. Remember to avoid overweighting in highly volatile sectors. For example, recent gold performance has been poor, while large-caps have turned in impressive results. Ironically, only five years ago, our Gold Shares Fund was up by 120%, whereas the S&P 500 Index gained just 8%. As always, we suggest a maximum allocation of no more than 10% to gold. Similarly, we urge a cautious approach to emerging markets, with a single-digit weighting.

U.S. Global Investors' tax free funds, the Tax Free Fund and the Near-Term Tax Free Fund, make excellent core portfolio holdings; both hold high spots on third-party ranking lists. On the equity side, our All American Equity Fund has been awarded accolades, including five stars from Morningstar for the three-year period ending June 30, 1998. We are proud of the fact that our family of funds covers all asset classes and was created with the idea of providing optimal allocation for our shareholders.

In our continuous effort to better serve investors, we have made revisions to our portfolio management team. Gil Atzmon, a seasoned gold and natural resource expert, has recently joined our team as portfolio team leader for the World Gold Fund and Gold Shares Fund.

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LETTER TO SHAREHOLDERS


In the following pages, you will find a fund-by-fund analysis of the factors that impacted your investments' performance over the past year. Also included are reports on portfolio holdings, fund diversification and financial activity.

Remember that you don't have to limit yourself to just an annual report to keep track of your U.S. Global Investors investment portfolio. You can call our Portfolio Direct service to hear our portfolio managers' market insights and expectations, as well as Investor Alert, which provides weekly commentary on market activity. These two services are available 24 hours a day on our toll-free line, 1-800-US-FUNDS. You also can learn more from our quarterly reports, which are sent to all shareholders.

As we move forward, our overall economic outlook and approach remain prudent. Mindful of the lessons of history and our obligations to our shareholders, we will continue to employ an investment strategy designed to fulfill our mandate of maximizing the growth, protection and service of our shareholders' wealth with the highest ethical standards.

Sincerely,


/s/  Frank E. Holmes


Frank E. Holmes
President & CEO
U.S. Global Investors


P.S. Don't forget U.S. Global Investors offers 15 no-load funds to help you invest in China, real estate, natural resources, precious metals, tax-free bonds and blue- chip stocks. Our money market funds offer free, unlimited checkwriting and competitive yields. For more information please call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com

Past performance does not guarantee future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. The ABC Investment Plan does not assure profit and does not protect against loss in a declining market. For more information, including charges and expenses call 1- 800-US-FUNDS. Please read the prospectus carefully before investing.

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FUND MANAGER'S PERSPECTIVE

MONEY MARKET FUNDS

U.S. TREASURY SECURITIES CASH FUND
U.S. GOVERNMENT SECURITIES SAVINGS FUND

INTRODUCTION
     The U.S. Treasury Securities Cash Fund invests short-term in U.S. Treasury Securities which are protected by the "full faith and credit" of the United States government, and repurchase agreements backed by U.S. Treasury Securities, which are short-term borrowings collateralized by treasury securities.

     The U.S. Government Securities Savings Fund seeks to preserve capital and generate income by investing exclusively in short-term securities backed by the United States government or its agencies. Typically, these government agency securities carry a higher yield than United States Treasury Securities.

PERFORMANCE
     For the fiscal year ended June 30, 1998, the U.S. Government Securities Savings Fund maintained its ranking in the top ten in the government only money market fund category as ranked by both IBC Data and Lipper. The Fund continued to pay dividends that were 100% tax-exempt at the state and local level. The U.S. Treasury Securities Cash Fund provided excellent value to our shareholders through free unlimited checkwriting and informative statements that rivaled even a full-service commercial bank checking account. In addition, shareholders were treated to a daily dividend superior to that offered by most banks.


U.S. TREASURY SECURITIES CASH FUND
         7-Day Yield                         4.39%
         7-Day Effective Yield               4.48%
         Weighted Average Days to Maturity   45


U.S. GOVERNMENT SECURITIES SAVINGS FUND
         7-Day Yield                         5.23%
         7-Day Effective Yield               5.36%
         Weighted Average Days to Maturity   63


An investment in a money market fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value (NAV) of $1.00 per share. A fund's yield fluctuates, and past performance is no guarantee of future results.


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FUND MANAGER'S PERSPECTIVE

MONEY MARKET FUNDS

THE YEAR IN REVIEW
     A comparison of the yields for the three-month Treasury bill at the end and beginning of the fiscal year reveals the two to be much the same (5.17% vs. 5.08%). Little happened over the course of the term to affect rates. Most important, the Federal Reserve did not change interest rates at any time during the year. The Funds took advantage of the inversion in the yield curve for the overnight rate versus the three-month Treasury bill rate (5.50% vs. 5.08%). The Asian crisis and the yen-dollar relationship were the two dominating factors affecting the U.S. Treasury Security environment: if the yen gained strength, the bond prices would fall, and vice versa.

INVESTMENT HIGHLIGHTS
     For the U.S. Treasury Securities Cash Fund, we kept most of our investments in shorter-term Treasuries that enabled us to buy any sell offs in the market. At the end of each quarter we held at least 50% of our portfolio in Treasuries. The U.S. Treasury began cutting back on its issuance of Treasury bills as its coffers were filled with the budget surplus. As a result, we began to see more agency issues and a corresponding tightening in spreads. A small portion of the portfolio was dedicated to purchasing one-year final maturity paper with a quarterly call. These issues offered spreads of up to thirty-five basis points over the one-year Treasury bill. We shortened our average maturity to less than 70 days, and focused on maintaining a larger cash position to take advantage of the higher overnight interest rates.

CURRENT OUTLOOK
     We expect that the Federal Reserve will leave interest rates unchanged for the rest of the year. We believe October will be a month of corrections and the market will rebound strongly going into the Christmas season. We also anticipate the Asian crisis dampening the world economy and hope the Federal Reserve will consider lowering short-term interest rates.


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FUND MANAGER'S PERSPECTIVE

TAX FREE FUNDS

NEAR-TERM TAX FREE FUND
TAX FREE FUND

INTRODUCTION
     Both of U.S. Global Investors' tax-free funds are focused on providing a high level of current income exempt from federal income taxation and preserving capital. The Near-Term Tax Free Fund focuses on investing in the five-year sector of the municipal yield curve, while the Tax Free Fund is oriented more toward the intermediate- to long-term sector of the municipal yield curve.

PERFORMANCE
     Both funds performed well during the year due to credit quality and good sector rotation. Both funds grew slightly in size, despite lack of investor interest in tax-free bonds during the long stock market rally.


Average Annual Performance             Inception         5 Year         1 Year
[blue]    Near-Term Tax Free
          Inception 12/1/90              5.96%            4.51%          6.02%
[gray]    Lehman Municipal
          3-Year Bond Index              5.92%            4.82%          5.39%

December 1990 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                  Near Term Tax Free               Lehman Municipal
                                                  3-Year Bond Index
                 -------------------              -----------------
12/4/90             $10,000.00                       $10,000.00
12/31/90            $10,010.00                       $10,059.01
1/31/91             $10,040.00                       $10,186.40
2/28/91             $9,989.90                        $10,278.19
3/28/91             $9,969.78                        $10,282.88
4/30/91             $10,151.78                       $10,383.10
5/31/91             $10,233.24                       $10,449.61
6/28/91             $10,151.46                       $10,458.97
7/31/91             $10,315.85                       $10,542.34
8/30/91             $10,491.22                       $10,647.25
9/30/91             $10,615.75                       $10,736.23
10/31/91            $10,751.31                       $10,813.04
11/29/91            $10,740.83                       $10,876.73
12/31/91            $10,983.03                       $11,094.04
1/31/92             $10,961.83                       $11,141.81
2/28/92             $10,951.16                       $11,145.56
3/31/92             $10,951.16                       $11,120.27
4/30/92             $11,037.31                       $11,204.57
5/29/92             $11,199.62                       $11,298.24
6/30/92             $11,395.34                       $11,435.93
7/31/92             $11,778.10                       $11,658.86
8/31/92             $11,503.43                       $11,606.41
9/30/92             $11,558.63                       $11,701.01
10/30/92            $11,248.03                       $11,655.11
11/30/92            $11,560.17                       $11,736.61
12/31/92            $11,705.65                       $11,807.79
1/29/93             $11,829.46                       $11,896.78
2/26/93             $12,338.37                       $12,082.24
3/31/93             $12,156.59                       $12,046.65
4/30/93             $12,282.15                       $12,116.90
5/28/93             $12,270.69                       $12,148.74
6/30/93             $12,431.99                       $12,227.43
7/30/93             $12,466.72                       $12,233.05
8/31/93             $12,594.40                       $12,347.32
9/30/93             $12,687.52                       $12,401.65
10/29/93            $12,722.60                       $12,427.87
11/30/93            $12,687.39                       $12,411.02
12/31/93            $12,852.47                       $12,542.15
1/31/94             $12,936.08                       $12,643.31
2/28/94             $12,804.33                       $12,525.29
3/31/94             $12,599.94                       $12,374.48
4/29/94             $12,624.07                       $12,447.55
5/31/94             $12,672.54                       $12,505.62
6/30/94             $12,684.70                       $12,509.37
7/29/94             $12,794.57                       $12,613.34
8/31/94             $12,831.31                       $12,658.30
9/30/94             $12,819.01                       $12,626.45
10/31/94            $12,794.36                       $12,595.54
11/30/94            $12,757.28                       $12,573.06
12/30/94            $12,844.15                       $12,627.39
1/31/95             $12,931.27                       $12,732.30
2/28/95             $13,006.16                       $12,866.24
3/31/95             $13,093.87                       $12,981.45
4/28/95             $13,131.60                       $13,025.48
5/31/95             $13,270.50                       $13,224.99
6/30/95             $13,321.19                       $13,256.84
7/31/95             $13,397.53                       $13,396.40
8/31/95             $13,461.33                       $13,501.31
9/29/95             $13,499.76                       $13,539.72
10/31/95            $13,551.18                       $13,604.35
11/30/95            $13,641.53                       $13,691.46
12/29/95            $13,680.39                       $13,747.66
1/31/96             $13,784.62                       $13,855.38
2/29/96             $13,784.62                       $13,858.19
3/29/96             $13,719.04                       $13,824.47
4/30/96             $13,719.04                       $13,841.33
5/31/96             $13,732.25                       $13,853.50
6/28/96             $13,811.78                       $13,935.93
7/31/96             $13,891.61                       $14,013.68
8/30/96             $13,931.69                       $14,034.28
9/30/96             $14,025.55                       $14,119.52
10/31/96            $14,119.77                       $14,217.87
11/29/96            $14,268.40                       $14,350.88
12/31/96            $14,268.40                       $14,357.44
1/31/97             $14,322.91                       $14,420.19
2/28/97             $14,402.25                       $14,490.45
3/31/97             $14,306.15                       $14,415.51
4/30/97             $14,376.44                       $14,477.33
5/30/97             $14,510.65                       $14,595.35
6/30/97             $14,620.35                       $14,681.53
7/31/97             $14,864.26                       $14,855.75
8/29/97             $14,787.35                       $14,826.71
9/30/97             $14,926.24                       $14,932.56
10/31/97            $14,991.02                       $14,999.06
11/28/97            $15,039.06                       $15,042.15
12/31/97            $15,196.39                       $15,144.25
1/30/98             $15,318.76                       $15,244.47
2/27/98             $15,354.45                       $15,276.32
3/31/98             $15,305.75                       $15,300.67
4/30/98             $15,285.63                       $15,280.07
5/29/98             $15,451.47                       $15,421.51
6/30/98             $15,500.66                       $15,473.02

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FUND MANAGER's PERSPECTIVE

Average Annual Performance,         10 Year           5 Year           1 Year
[blue]    Tax Free Fund              7.27%             5.80%            7.71%
[gray]    Lehman Municipal
          10-Year Bond Index         8.24%             6.55%            8.48%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                   Tax Free                                 Lehman Municipal
                                                           10-Year Bond Index
                  ----------                               ------------------
6/30/88           $10,186.05                                  $10,000.00
7/29/88           $10,261.85                                  $10,094.72
8/31/88           $10,309.23                                  $10,092.22
9/30/88           $10,508.21                                  $10,244.27
10/31/88          $10,739.80                                  $10,403.29
11/30/88          $10,633.65                                  $10,284.15
12/30/88          $10,768.74                                  $10,327.02
1/31/89           $10,896.36                                  $10,555.83
2/28/89           $10,827.64                                  $10,460.12
3/31/89           $10,817.83                                  $10,421.24
4/28/89           $11,056.67                                  $10,620.14
5/31/89           $11,215.91                                  $10,834.99
6/30/89           $11,355.23                                  $10,961.61
7/31/89           $11,455.99                                  $11,119.64
8/31/89           $11,355.23                                  $11,053.84
9/29/89           $11,304.86                                  $11,001.99
10/31/89          $11,437.73                                  $11,127.62
11/30/89          $11,601.28                                  $11,313.06
12/29/89          $11,652.38                                  $11,429.71
1/31/90           $11,538.35                                  $11,395.31
2/28/90           $11,631.65                                  $11,480.06
3/30/90           $11,631.65                                  $11,461.61
4/30/90           $11,410.80                                  $11,385.34
5/31/90           $11,727.76                                  $11,632.10
6/29/90           $11,844.51                                  $11,741.28
7/31/90           $12,047.07                                  $11,904.29
8/31/90           $11,661.56                                  $11,733.30
9/28/90           $11,736.80                                  $11,735.79
10/31/90          $11,941.95                                  $11,994.02
11/30/90          $12,332.78                                  $12,238.78
12/31/90          $12,354.61                                  $12,268.69
1/31/91           $12,508.22                                  $12,471.09
2/28/91           $12,541.25                                  $12,578.27
3/28/91           $12,519.15                                  $12,571.78
4/30/91           $12,707.66                                  $12,745.26
5/31/91           $12,785.62                                  $12,841.48
6/28/91           $12,696.13                                  $12,826.52
7/31/91           $12,886.97                                  $12,960.62
8/30/91           $13,033.54                                  $13,135.59
9/30/91           $13,169.30                                  $13,336.99
10/31/91          $13,271.57                                  $13,445.66
11/29/91          $13,260.15                                  $13,468.10
12/31/91          $13,580.78                                  $13,755.23
1/31/92           $13,545.66                                  $13,784.15
2/28/92           $13,557.43                                  $13,763.21
3/31/92           $13,545.61                                  $13,742.27
4/30/92           $13,652.55                                  $13,872.88
5/29/92           $13,831.56                                  $14,035.39
6/30/92           $14,095.47                                  $14,278.66
7/31/92           $14,626.01                                  $14,746.76
8/31/92           $14,335.43                                  $14,572.28
9/30/92           $14,384.06                                  $14,693.92
10/30/92          $14,066.32                                  $14,543.87
11/30/92          $14,385.73                                  $14,809.57
12/31/92          $14,558.46                                  $14,982.05
1/29/93           $14,670.35                                  $15,234.30
2/26/93           $15,182.25                                  $15,791.62
3/31/93           $14,981.66                                  $15,561.32
4/30/93           $15,183.09                                  $15,709.37
5/28/93           $15,233.66                                  $15,764.21
6/30/93           $15,500.25                                  $16,075.27
7/30/93           $15,525.74                                  $16,115.65
8/31/93           $15,845.73                                  $16,449.65
9/30/93           $16,038.50                                  $16,652.04
10/29/93          $16,090.15                                  $16,679.46
11/30/93          $15,934.44                                  $16,542.87
12/31/93          $16,273.47                                  $16,895.81
1/31/94           $16,446.31                                  $17,103.19
2/28/94           $16,085.88                                  $16,634.60
3/31/94           $15,482.16                                  $15,999.50
4/29/94           $15,536.10                                  $16,175.47
5/31/94           $15,685.23                                  $16,304.59
6/30/94           $15,617.09                                  $16,234.30
7/29/94           $15,863.68                                  $16,506.98
8/31/94           $15,946.23                                  $16,570.79
9/30/94           $15,752.61                                  $16,347.96
10/31/94          $15,447.00                                  $16,109.17
11/30/94          $15,070.24                                  $15,804.59
12/30/94          $15,421.04                                  $16,089.23
1/31/95           $15,845.86                                  $16,505.98
2/28/95           $16,187.25                                  $16,973.08
3/31/95           $16,401.55                                  $17,202.39
4/28/95           $16,444.60                                  $17,223.33
5/31/95           $16,862.56                                  $17,769.69
6/30/95           $16,790.19                                  $17,659.02
7/31/95           $16,877.41                                  $17,918.24
8/31/95           $17,037.87                                  $18,161.52
9/29/95           $17,155.07                                  $18,277.67
10/31/95          $17,361.05                                  $18,488.53
11/30/95          $17,582.68                                  $18,736.79
12/29/95          $17,745.89                                  $18,851.45
1/31/96           $17,850.19                                  $19,042.37
2/29/96           $17,760.42                                  $18,964.11
3/29/96           $17,550.06                                  $18,728.31
4/30/96           $17,504.83                                  $18,662.01
5/31/96           $17,519.97                                  $18,609.67
6/28/96           $17,672.05                                  $18,786.64
7/31/96           $17,824.66                                  $18,966.60
8/30/96           $17,824.66                                  $18,967.10
9/30/96           $18,040.16                                  $19,162.01
10/31/96          $18,194.61                                  $19,404.29
11/29/96          $18,473.81                                  $19,797.11
12/31/96          $18,427.08                                  $19,707.88
1/31/97           $18,489.65                                  $19,785.64
2/28/97           $18,643.60                                  $19,972.08
3/31/97           $18,468.52                                  $19,704.39
4/30/97           $18,625.33                                  $19,849.45
5/30/97           $18,860.73                                  $20,130.61
6/30/97           $19,073.14                                  $20,352.94
7/31/97           $19,546.36                                  $20,924.73
8/29/97           $19,380.52                                  $20,721.83
9/30/97           $19,592.26                                  $20,984.55
10/31/97          $19,684.79                                  $21,095.71
11/28/97          $19,800.48                                  $21,193.42
12/31/97          $20,101.33                                  $21,527.92
1/30/98           $20,277.06                                  $21,766.70
2/27/98           $20,316.62                                  $21,765.20
3/31/98           $20,230.59                                  $21,750.25
4/30/98           $20,145.88                                  $21,630.61
5/29/98           $20,472.75                                  $21,998.50
6/30/98           $20,543.06                                  $22,079.26




THE YEAR IN REVIEW
     Supply dominated the municipal market throughout the year. Contracting supply during the third and fourth quarters of 1997 led to a very sluggish secondary market. The only buyers of new issues were insurance companies, who were replacing called bonds in their portfolios. By the time the Asian crisis took center stage on the world financial markets, Treasuries had rallied strongly, leaving municipal bonds flat to unchanged for the period. On a relative value basis municipal bonds were cheap, and many arbitrage and institutional buyers crossed over from the Treasury market to the municipal market.

     It was not until after the new year began that the supply picture changed dramatically. Longer municipal rates fell from above five percent to below five percent, triggering a number of new money financings. In Texas, school districts were big issuers, coming to market with issue sizes of $100,000,000 and more. By the end of the fiscal year the municipal yield curve was quite flat, showing a spread of only slightly more than one percent from the two-year yield to the thirty-year yield.

FUND MANAGER'S PERSPECTIVE

TAX FREE FUNDS

INVESTMENT HIGHLIGHTS
     Assets grew nicely in the Tax Free Fund and slightly in the Near-Term Tax Free Fund. We sought to improve our credit quality and pick up higher yielding bonds whenever possible. We were very active in Texas municipals, adding new issue positions and selling off older ones. We also had some bonds with call and pre-refunding features in the Tax Free Fund, which we sold to keep our average maturity at the ten-year sector. In the Tax Free Fund, the yield declined somewhat over the year, due to the rising prices of the issues held in the portfolio.

     The Near-Term Tax Free Fund saw some growth and sought to purchase mostly five-year non-callable paper.This helped keep our weighted average maturity at five years.The Fund continues to offer a very competitive tax-free yield with low volatility. This Fund remains an excellent alternative to a short-term taxable bond fund for those investors in need of tax free income.


MUNICIPAL BOND RATINGS - BASED ON TOTAL INVESTMENTS

NEAR-TERM TAX FREE FUND                      TAX FREE FUND


AAA (59.4%)   [Graphic:  Pie Chart]          AAA (54.1%)   [Graphic:  Pie Chart]
AA (15.9%)                                   AA (15.0%0
A (22.8%)                                    A (21.7%)
BBB (1.9%)                                   BBB (9.2%)

FUND MANAGER'S PERSPECTIVE

TAX FREE FUNDS

MUNICIPAL BOND SECTORS - BASED ON TOTAL INVESTMENTS
NEAR-TERM TAX FREE SECTORS
     School/Education                             27.1%

     General Improvements                         23.6%

     Hospital/Healthcare                          23.0%

     Water & Power                                15.6%

     Housing                                       9.6%

TAX FREE SECTORS
     General Improvements                         40.7%

     Water & Power                                18.8%

     School/Education                             17.3%

     Hospital/Healthcare                          12.4%

     Housing                                       6.8%


CURRENT OUTLOOK
     We do not expect any significant interest rate changes for the rest of 1998 and forecast a chance of a slowdown going into the first quarter of 1999. The Asian crisis will become bigger than expected and will cause the U.S. economy to slow. The chance of any tax reform will depend on the November elections and will not have much impact on municipal yield levels. We will seek to extend our maturities selectively in expectation of a longer-term trend toward lower interest rates overall.

FUND MANAGER'S PERSPECTIVE

INCOME FUND

INTRODUCTION
     The Fund invests in a broad range of equity and debt securities, at least 80% of which are income-producing securities. The Fund focuses on issuers that have an established record of paying cash dividends, including com-panies that provide essentials such as electricity, gas and telephone services.

PERFORMANCE
     For the fiscal year ended June 30, 1998, the Income Fund had a total return of 23.92%, while the S&P 500 Index returned 30.14% and the S&P 40 Utilities Index returned 30.26%. The average return for utility funds, according to Lipper Analytical Services, was 26.18%. The average return for the equity income universe of funds, again according to Lipper, was 21.25%. The S&P Barra Value Index, which is made up of approximately 250 of the lowest price-to-book value stocks in the S&P 500, returned 25.00% for the year.


Average Annual Performance          10 Year           5 Year           1 Year
[blue]    Income Fund                12.36%           11.44%           23.92%
[gray]    S&P 40 Utilities Index     14.43%           12.63%           30.26%
[black]   S&P 500                    18.54%           23.06%           30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                  Income               S&P 40              S&P 500 (Composite)
                                  Utilities Index
                ----------        ---------------          -------------------
6/30/88         $10,124.48           $10,000.00                 $10,000.00
7/29/88         $10,082.47           $10,016.56                 $9,961.90
8/31/88         $10,071.97           $9,877.81                  $9,624.36
9/30/88         $10,418.55           $10,284.02                 $10,033.96
10/31/88        $10,621.17           $10,551.86                 $10,313.16
11/30/88        $10,653.16           $10,468.03                 $10,165.84
12/30/88        $10,759.80           $10,533.43                 $10,343.04
1/31/89         $11,169.49           $11,127.25                 $11,099.70
2/28/89         $11,094.02           $10,879.16                 $10,823.80
3/31/89         $11,288.08           $11,161.55                 $11,076.02
4/28/89         $11,898.25           $11,866.11                 $11,650.50
5/31/89         $12,453.94           $12,550.56                 $12,120.11
6/30/89         $12,759.02           $12,748.45                 $12,051.89
7/31/89         $13,473.35           $13,769.77                 $13,139.10
8/31/89         $13,627.20           $13,688.10                 $13,395.10
9/29/89         $13,803.04           $13,917.42                 $13,340.56
10/31/89        $13,670.10           $13,980.00                 $13,031.18
11/30/89        $14,113.22           $14,449.66                 $13,295.85
12/29/89        $14,833.28           $15,506.11                 $13,614.70
1/31/90         $13,859.32           $14,249.48                 $12,701.19
2/28/90         $13,836.93           $14,091.06                 $12,864.49
3/30/90         $13,814.54           $14,350.30                 $13,205.13
4/30/90         $13,047.70           $13,796.28                 $12,876.18
5/31/90         $13,882.21           $14,736.11                 $14,129.12
6/29/90         $13,893.48           $14,426.42                 $14,033.88
7/31/90         $13,779.88           $14,377.44                 $13,989.04
8/31/90         $12,973.31           $13,236.39                 $12,726.11
9/28/90         $12,950.59           $13,777.43                 $12,107.68
10/31/90        $13,420.48           $14,683.01                 $12,056.49
11/30/90        $13,615.31           $14,972.83                 $12,834.29
12/31/90        $13,546.55           $15,109.26                 $13,191.45
1/31/91         $13,522.80           $14,646.62                 $13,764.50
2/28/91         $14,009.57           $15,151.19                 $14,747.66
3/28/91         $13,950.21           $15,443.53                 $15,104.43
4/30/91         $13,950.21           $15,198.96                 $15,140.34
5/31/91         $14,093.29           $15,005.65                 $15,791.25
6/28/91         $13,604.44           $14,800.52                 $15,068.34
7/31/91         $13,928.93           $15,256.73                 $15,770.08
8/30/91         $14,277.45           $15,652.09                 $16,142.61
9/30/91         $14,650.01           $15,968.42                 $15,872.36
10/31/91        $14,831.62           $16,291.42                 $16,085.28
11/29/91        $14,892.16           $16,136.28                 $15,438.94
12/31/91        $15,485.42           $17,323.75                 $17,201.64
1/31/92         $14,983.92           $16,391.08                 $16,881.48
2/28/92         $15,338.64           $15,939.80                 $17,100.02
3/31/92         $15,081.77           $15,706.13                 $16,767.84
4/30/92         $15,327.81           $16,717.86                 $17,259.63
5/29/92         $15,893.68           $16,694.34                 $17,344.03
6/30/92         $15,647.65           $16,930.31                 $17,086.09
7/31/92         $16,414.57           $18,267.14                 $17,783.53
8/31/92         $16,327.98           $18,131.31                 $17,420.24
9/30/92         $16,402.20           $18,263.90                 $17,625.02
10/30/92        $16,476.87           $18,096.93                 $17,685.51
11/30/92        $16,439.53           $18,074.30                 $18,286.06
12/31/92        $16,738.21           $18,725.52                 $18,510.40
1/29/93         $16,884.68           $19,015.82                 $18,664.99
2/26/93         $17,736.91           $20,381.33                 $18,919.29
3/31/93         $18,309.49           $20,745.50                 $19,318.22
4/30/93         $18,149.24           $20,690.08                 $18,851.29
5/28/93         $18,402.98           $20,295.75                 $19,354.32
6/30/93         $18,883.75           $21,234.93                 $19,410.81
7/30/93         $19,125.51           $21,715.73                 $19,332.65
8/31/93         $20,119.39           $22,766.37                 $20,064.58
9/30/93         $19,971.65           $22,721.20                 $19,910.70
10/29/93        $20,039.03           $22,678.71                 $20,322.30
11/30/93        $19,082.22           $21,534.60                 $20,128.60
12/31/93        $19,702.13           $21,426.25                 $20,371.95
1/31/94         $20,177.89           $21,576.47                 $21,063.89
2/28/94         $19,310.32           $20,348.69                 $20,492.69
3/31/94         $18,176.89           $19,655.22                 $19,600.98
4/29/94         $18,570.51           $20,142.20                 $19,852.10
5/31/94         $18,190.95           $19,605.68                 $20,176.62
6/30/94         $17,783.27           $19,650.55                 $19,682.88
7/29/94         $18,392.09           $20,312.84                 $20,328.74
8/31/94         $18,703.58           $20,256.43                 $21,160.28
9/30/94         $18,321.30           $19,742.42                 $20,643.26
10/31/94        $18,534.83           $19,912.01                 $21,106.37
11/30/94        $17,780.34           $19,620.62                 $20,338.65
12/30/94        $17,680.69           $19,721.28                 $20,639.95
1/31/95         $18,083.18           $21,252.19                 $21,174.84
2/28/95         $18,399.42           $21,215.68                 $21,999.25
3/31/95         $18,485.67           $21,082.27                 $22,647.36
4/28/95         $18,919.27           $21,851.65                 $23,313.75
5/31/95         $19,569.66           $22,543.00                 $24,244.15
6/30/95         $19,439.58           $22,647.77                 $24,806.29
7/31/95         $19,774.50           $23,219.39                 $25,628.55
8/31/95         $19,803.62           $23,682.27                 $25,692.52
9/29/95         $20,473.45           $25,187.63                 $26,776.18
10/31/95        $20,210.03           $25,792.53                 $26,680.52
11/30/95        $20,853.94           $26,150.44                 $27,850.42
12/29/95        $21,629.56           $28,006.72                 $28,386.89
1/31/96         $22,018.74           $28,362.48                 $29,351.93
2/29/96         $22,063.65           $27,234.99                 $29,624.99
3/29/96         $22,108.55           $26,675.66                 $29,910.22
4/30/96         $22,304.47           $26,969.20                 $30,350.79
5/31/96         $22,319.54           $26,901.84                 $31,132.19
6/28/96         $22,666.17           $28,019.23                 $31,250.88
7/31/96         $21,862.08           $26,259.54                 $29,870.98
8/30/96         $22,226.19           $26,819.46                 $30,502.01
9/30/96         $22,362.74           $27,076.44                 $32,217.21
10/31/96        $22,698.56           $28,454.64                 $33,105.43
11/29/96        $23,690.76           $29,055.27                 $35,605.60
12/31/96        $23,889.20           $28,883.14                 $34,900.28
1/31/97         $24,480.16           $29,069.57                 $37,079.51
2/28/97         $24,533.89           $28,784.19                 $37,370.62
3/31/97         $23,493.44           $27,910.47                 $35,837.98
4/30/97         $23,782.14           $27,491.86                 $37,975.56
5/30/97         $25,045.23           $28,654.65                 $40,285.92
6/30/97         $26,196.45           $29,551.02                 $42,089.74
7/31/97         $27,028.08           $30,233.72                 $45,436.89
8/29/97         $26,232.60           $29,683.70                 $42,893.34
9/30/97         $27,704.23           $30,970.41                 $45,241.13
10/31/97        $27,231.90           $31,273.72                 $43,731.90
11/28/97        $28,503.57           $33,487.64                 $45,754.68
12/31/97        $29,402.82           $36,006.97                 $46,539.89
1/30/98         $29,402.82           $34,576.72                 $47,054.15
2/27/98         $30,557.93           $35,744.96                 $50,445.93
3/31/98         $32,584.62           $38,032.20                 $53,027.11
4/30/98         $32,584.62           $37,300.87                 $53,560.35
5/29/98         $32,163.09           $37,118.13                 $52,640.99
6/30/98         $32,462.38           $38,492.19                 $54,777.67

FUND MANAGER'S PERSPECTIVE

INCOME FUND

     The underperformance of the Fund relative to the Utility Index was caused by the Fund's diversification outside the utility sector. For instance, the S&P International Oil Index rose only 8.80% for the year, while the Morgan Stanley REIT Index rose 7.03%. The Fund is not strictly a utility fund and is structured more along the lines of an equity income fund. The Fund outperformed the average equity income fund due to its weighting in utilities and several strong individual stock performances.

THE YEAR IN REVIEW
     The S&P 500 had another stellar year as the large-capitalization growth stocks that comprise the lion's share of the index produced exceptional returns. The two biggest large-cap stocks in the Index, General Electric and Microsoft, had annual returns of 42.02% and 71.51%, respectively. Investors who were not exposed to the largest of the large caps had a tough year. The Income Fund had a median market capitalization of approximately $8 billion at the end of the fiscal year, and therefore was exposed to only a few of the "super-cap" stocks.

     The market's strong  performance was a function of several  factors.  First and foremost was a benign interest rate environment. As interest rates declined over the year, valuations ascribed to equities rose. The S&P 500 boasted a generous price-to-earnings ratio of approximately 26. A second factor supporting the valuations was the flow of investors' money into index funds. These index funds, by virtue of their investment philosophy, invested their money in the large-cap stocks that make up the majority of the Index. As money chases these large cap stocks, their valuations increase. Finally, the Asian crisis shook investors' confidence in emerging markets. This lack of confidence in small volatile investments persuaded investors to look at the large, steady, predictable stocks that produce consistent growth. All these factors combined to create an environment where large-cap growth stocks prospered.

     The utility sector had a surprisingly strong year in fiscal 1998, caused primarily by a falling interest rate environment. As yields fell on fixed income products, utilities and their high-dividend yields attracted investors. There were also several company-specific stories that drove the utility index higher. Niagara Mohawk led the group with a 74% return for the year as a result of settling several regulatory concerns. Unicom was the second-best performer with a 66% return, the result of the market's belief that the company's turnaround was successful. Consolidation continued as the power companies prepared themselves to compete in a deregulated environment. Several electric utilities purchased gas com-panies to broaden their customer base and product offerings. Enron, a holding of the Fund, continued to add to its product mix and position itself as an energy trading, generating and distributing supermarket. Their business model continues to be the modus operandi for many of the consolidators in the industry. Weak companies will continue to be snapped up in this rationalizing environment.

FUND MANAGER'S PERSPECTIVE

INCOME FUND

     In the telecommunications arena, consolidation remains the major trend. Several large mergers and acquisitions occurred during the last year. British Telecom and MCI initially struck a deal; however, regulatory hurdles prevented its consummation. When the deal fell apart WorldCom swept in to buy MCI and propel itself into the big leagues of telecommunications. AT&T was reported to be in talks to buy Southwestern Bell, one of the Baby Bells. However, anti-trust concerns thwarted the deal. AT&T then decided to buy Telecommunications, Inc.in an attempt to gain access to more households and become a full service telecommunications provider. These deals were driven by telecommunication companies' desires to provide all services to customers, including cable, local, long distance and wireless communica-tions. This consolidation proved positive for valuations and produced solid returns for most companies in the sector.

     The energy sector, including oil producers, explorers and refiners had a more difficult year, as oil prices slipped as a glut engulfed the market. Oil inventories were left high after a mild winter influenced by the ubi-quitous El Nino. The high inventories and slowed consumption from Asia put oil prices into a slump.

INVESTMENT HIGHLIGHTS
     Lucent Technologies, Inc., our largest holding during much of the period, had a phenomenal year, providing a 131% return. Earnings for Lucent increased 42% for the year and are expected to increase an additional 44% in 1998. Given Lucent's outstanding performance and its weighting in the Fund, the decision was made to take some profits. It remains a top ten holding of the Fund, but the demanding forward price-earnings ratio enticed us to take some money off the table by selling a portion of the fund's Lucent holdings.

     Another strong performer for the year was PECO Energy. The Fund purchased a large position in PECO during a slight dip in the share price in January. Since then, the stock has returned 45% for the Fund and is now our second-largest holding.

     On the negative side, our sole holding in the steel industry has been a disappointment. LTV Corp. was purchased based on a strong balance sheet and cheap valuation. It was trading below book and replacement value and still earning money. However the specter of the Asian crisis turned investors sour on steel stocks, and LTV Corp. turned in a dismal performance, losing 34%. RJR Nabisco was also a loser for the Fund in stock price, but still yields an amazingly high 9%. Our intent is to hold both stocks, as we believe the market rewards value investors over time.

FUND MANAGER'S PERSPECTIVE

INCOME FUND

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
Illinova Corp.                          2.72%
     Electric Services

PECO Energy                             2.65%
     Electric Services

Duke Energy Capital Trust               2.28%
     Electric Services

Lucent Technologies, Inc.               2.27%
     Telecommunications

Fleet Capital Trust                     2.22%
     Real Estate Investment Trusts

Bell Atlantic Corp.                     2.20%
     Telecommunications

Lyondell Petrochemical Co.              2.19%
     Petrochemical & Coal Products

Century Telephone Enterprises           2.19%
     Telecommunications

Korea Development Bank                  2.17%
     Banks

US West, Inc.                           2.13%
     Telecommunications


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
     Electric Services                            21.34%

     Telecommunications                           20.19%

     Real Estate Investment Trusts                 9.34%

     Natural Gas Transmission & Distribution       8.38%

     Petroleum Refining                            3.82%

FUND MANAGER'S PERSPECTIVE

CURRENT OUTLOOK
     The Income Fund invests the vast majority of its assets in dividend paying securities with capital appreciation potential. The Fund cannot invest more than 25%of its assets in any one sector and therefore follows a diversified investment approach. The two largest sectors for investment for the Fund are the Electric Services category, which consists of electric utilities; and the Telecommunications category, which is made up of local and long-distance phone companies and companies that supply equipment to that sector. We are moving away from a heavy focus on utilities and telecommuni-cation stocks. We plan to reduce our weighting in those sectors in favor of financial and consumer stocks. This move will put the Fund on a more level playing ground with equity income funds, the sector we will compete against in the future.

     The  Fund  will  continue  to screen  stocks  using  fundamental  valuation criteria, such as price-to-cashflow, price-to-book, price-to-earnings ratios and dividend yields. For a stock to be considered for purchase it must have at least a 2.0% dividend yield and be trading at least 20% below market multiples for either price-to-cashflow, price-to-book, or price-to-earnings ratios. Preferably, stocks will meet the 20% below market multiple for all screens. Stocks that do not meet these criteria are scaled out of the portfolio.

FUND MANAGER'S PERSPECTIVE

ALL AMERICAN EQUITY FUND

INTRODUCTION
     The Fund's portfolio is primarily invested in American large-cap stocks, with a minor component of stocks with pure growth potential. The Fund's objective is to outperform the stock market average by maintaining diver-sification similar to the S&P 500, while having the flexibility to seek out promising individual stock opportunities.

PERFORMANCE
     The All American Equity Fund finished the year with a 27.31% gain. Our benchmark, the S&P 500 had a slightly higher return of 30.14%. Our underperformance was largely due to our somewhat more conservative style that we practiced in the portfolio in response to the lofty valuations that were being achieved in the market.

Average Annual Performance           10 Year           5 Year           1 Year
[blue]    All American Equity Fund    12.95%           19.67%           27.31%
[gray]    S&P 500                     18.54%           23.06%           30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

               All American Equity               S&P 500 (Composite)
               -------------------               -------------------

6/30/88            $10,097.32                        $10,000.00
7/29/88            $9,992.91                         $9,961.90
8/31/88            $9,519.98                         $9,624.36
9/30/88            $9,661.25                         $10,033.96
10/31/88           $9,661.25                         $10,313.16
11/30/88           $9,513.84                         $10,165.84
12/30/88           $9,593.69                         $10,343.04
1/31/89            $10,147.77                        $11,099.70
2/28/89            $9,904.97                         $10,823.80
3/31/89            $10,122.86                        $11,076.02
4/28/89            $10,471.50                        $11,650.50
5/31/89            $10,720.52                        $12,120.11
6/30/89            $10,546.21                        $12,051.89
7/31/89            $11,507.83                        $13,139.10
8/31/89            $12,323.94                        $13,395.10
9/29/89            $12,273.33                        $13,340.56
10/31/89           $11,305.38                        $13,031.18
11/30/89           $11,311.71                        $13,295.85
12/29/89           $11,204.16                        $13,614.70
1/31/90            $10,374.46                        $12,701.19
2/28/90            $10,503.09                        $12,864.49
3/30/90            $10,644.59                        $13,205.13
4/30/90            $10,348.73                        $12,876.18
5/31/90            $10,747.50                        $14,129.12
6/29/90            $10,503.09                        $14,033.88
7/31/90            $10,620.37                        $13,989.04
8/31/90            $9,812.44                         $12,726.11
9/28/90            $9,499.70                         $12,107.68
10/31/90           $9,232.56                         $12,056.49
11/30/90           $9,721.23                         $12,834.29
12/31/90           $9,942.76                         $13,191.45
1/31/91            $10,362.50                        $13,764.50
2/28/91            $11,090.50                        $14,747.66
3/28/91            $11,346.28                        $15,104.43
4/30/91            $11,333.17                        $15,140.34
5/31/91            $11,779.15                        $15,791.25
6/28/91            $11,221.67                        $15,068.34
7/31/91            $11,713.56                        $15,770.08
8/30/91            $11,969.35                        $16,142.61
9/30/91            $11,726.68                        $15,872.36
10/31/91           $11,857.85                        $16,085.28
11/29/91           $11,372.52                        $15,438.94
12/31/91           $12,592.41                        $17,201.64
1/31/92            $12,374.61                        $16,881.48
2/28/92            $12,500.01                        $17,100.02
3/31/92            $12,236.02                        $16,767.84
4/30/92            $12,572.61                        $17,259.63
5/29/92            $12,612.21                        $17,344.03
6/30/92            $12,401.01                        $17,086.09
7/31/92            $12,869.60                        $17,783.53
8/31/92            $12,579.21                        $17,420.24
9/30/92            $12,698.00                        $17,625.02
10/30/92           $12,724.46                        $17,685.51
11/30/92           $13,141.11                        $18,286.06
12/31/92           $13,299.84                        $18,510.40
1/29/93            $13,399.94                        $18,664.99
2/26/93            $13,573.44                        $18,919.29
3/31/93            $13,853.72                        $19,318.22
4/30/93            $13,518.28                        $18,851.29
5/28/93            $13,867.14                        $19,354.32
6/30/93            $13,907.39                        $19,410.81
7/30/93            $13,839.88                        $19,332.65
8/31/93            $14,339.46                        $20,064.58
9/30/93            $14,224.69                        $19,910.70
10/29/93           $14,496.29                        $20,322.30
11/30/93           $14,319.75                        $20,128.60
12/31/93           $14,632.08                        $20,371.95
1/31/94            $15,006.02                        $21,063.89
2/28/94            $14,742.88                        $20,492.69
3/31/94            $14,022.70                        $19,600.98
4/29/94            $14,266.76                        $19,852.10
5/31/94            $14,120.32                        $20,176.62
6/30/94            $13,674.05                        $19,682.88
7/29/94            $14,143.40                        $20,328.74
8/31/94            $14,591.73                        $21,160.28
9/30/94            $14,178.42                        $20,643.26
10/31/94           $14,312.12                        $21,106.37
11/30/94           $13,728.09                        $20,338.65
12/30/94           $13,854.75                        $20,639.95
1/31/95            $14,100.88                        $21,174.84
2/28/95            $14,497.86                        $21,999.25
3/31/95            $14,863.09                        $22,647.36
4/28/95            $15,302.35                        $23,313.75
5/31/95            $15,813.49                        $24,244.15
6/30/95            $16,132.96                        $24,806.29
7/31/95            $16,542.71                        $25,628.55
8/31/95            $16,470.40                        $25,692.52
9/29/95            $17,177.42                        $26,776.18
10/31/95           $17,225.90                        $26,680.52
11/30/95           $17,864.20                        $27,850.42
12/29/95           $18,130.83                        $28,386.89
1/31/96            $18,690.07                        $29,351.93
2/29/96            $18,892.69                        $29,624.99
3/29/96            $19,038.58                        $29,910.22
4/30/96            $19,315.21                        $30,350.79
5/31/96            $19,917.29                        $31,132.19
6/28/96            $20,055.60                        $31,250.88
7/31/96            $19,361.21                        $29,870.98
8/30/96            $19,630.80                        $30,502.01
9/30/96            $20,627.45                        $32,217.21
10/31/96           $21,054.11                        $33,105.43
11/29/96           $22,539.22                        $35,605.60
12/31/96           $22,170.00                        $34,900.28
1/31/97            $23,691.63                        $37,079.51
2/28/97            $23,717.14                        $37,370.62
3/31/97            $22,802.45                        $35,837.98
4/30/97            $24,355.03                        $37,975.56
5/30/97            $25,728.47                        $40,285.92
6/30/97            $26,811.01                        $42,089.74
7/31/97            $28,453.55                        $45,436.89
8/29/97            $26,990.66                        $42,893.34
9/30/97            $28,223.42                        $45,241.13
10/31/97           $27,356.99                        $43,731.90
11/28/97           $28,437.89                        $45,754.68
12/31/97           $28,888.26                        $46,539.89
1/30/98            $29,455.04                        $47,054.15
2/27/98            $31,294.89                        $50,445.93
3/31/98            $32,744.10                        $53,027.11
4/30/98            $33,242.34                        $53,560.35
5/29/98            $32,761.58                        $52,640.99
6/30/98            $34,133.06                        $54,777.67



THE YEAR IN REVIEW
     The performance of the stock market during the last 12 months disguised the fact that it was achieved at the expense of higher volatility. This arose from the uncertainty brought about by the Asian economic crisis, the weak-ening of the Japanese yen, and the slowdown of some of the technology sectors. The market struggled from time to time and was undecided as to which economic force would gain the upper hand: the

FUND MANAGER'S PERSPECTIVE

ALL AMERICAN EQUITY FUND

     strong domestic economy or the rapidly deteriorating Asian economies and their ripple effect on the rest of the world. During this period of uncertainty, large-cap stocks definitely benefited, as they had broader product lines and geographic distribution. Although many of them had ex-posure to Asia, they profited from a resurgent Europe, which in many cases more than offset the "Asian flu" effect.

     The "super" blue chips, such as General Electric, Microsoft and Coca Cola, displayed great earnings persistence and resilience. The Fund's good performance had much to do with its significant positions in these stocks. We felt that in times of uncertainty superior earnings consistency would be greatly sought after, and that equities with these characteristics deserved a premium. Investors felt so as well, thus the market witnessed a huge differentiation between large-cap and small-cap stocks. To a large degree, the market for the past year may be characterized as one given over to the large caps, as small cap stocks significantly lagged in performance.

     There is no doubt the stock market, especially large caps, benefited from continued money inflows and an increasing trend toward index investing. Significant new inflows and the popularity of index investing have created an especially favorable environment for large-cap stocks.However, they also outperformed due to their solid fundamentals and relative safety compared to smaller-cap companies. On the other hand, there were occasions where some large-cap stocks dropped by 20%-30% in a day when disappointing earn-ings were announced. Index investing alone does not create superior earn-ings performance. However, it does mean companies that report better than expected earnings will be rewarded, as a higher stock price means higher market capitalization and a bigger role in the index.

     The stock market also benefited from a very low interest rate environment and steady economic growth. Economists usually associate a robust economy with a higher rate of inflation, as strong demand will chase goods and manufacturers have the tendency to charge higher prices. However, this economic boom has been accompanied by a rapid increase in productivity because of the rapid deployment of new technologies and the improved quality of the labor force. Companies have not needed to charge a higher price to increase returns. An example of this is the telephone companies. Because of technological innovations, they have cut back employees and improved productivity without an increase in rates or visible inconvenience to consumers. As a result, telephone companies financial performance has prospered.

INVESTMENT HIGHLIGHTS
     In terms of sector weightings relative to the S&P 500 Index, we maintained overweighted positions in pharmaceuticals, communications, and beverages. We held underweighted positions in the oil and semiconductor sectors because of concern over the price of crude oil and reduced demand by Asian
     semiconductor manufacturers.   Our con-

FUND MANAGER'S PERSPECTIVE

ALL AMERICAN EQUITY FUND

     cern proved justified as both sectors underperformed the S&P 500 Index on a twelve-month basis. On average, the Fund did much better than sector averages.

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
General Electric Co.                    3.71%
     Household Appliances

Microsoft Corp.                         3.53%
     Data Processing & Software

Coca Cola Co.                           3.23%
     Beverages

Fannie Mae                              2.48%
     Financial Services

Merck & Co., Inc.                       2.34%
     Pharmaceuticals

Pfizer, Inc.                            2.15%
     Pharmaceuticals

American International Group            1.95%
     Insurance

Johnson & Johnson Co.                   1.93%
     Healthcare & Equipment

IBM Corp.                               1.87%
     Computer & Office Equipment

SBC Communications, Inc.                1.86%
     Telecommunications



TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS

     Pharmaceuticals                   10.57%

     Telecommunications                 8.91%

     Financial Services                 7.24%

     Data Processing & Software         6.85%

     Computer & Office Equipment        4.97%

FUND MANAGER'S PERSPECTIVE

ALL AMERICAN EQUITY FUND

CURRENT OUTLOOK

     Going forward, we think the market will see higher volatility, as high val-uations may be under pressure from time to time because of concern over slowing earnings growth.We think the demographic trends and index investing we have seen to date will continue, which will favor large-cap stocks. The key factors to watch are the impact of the Asian economic crisis and interest rates. The Asian economic crisis has yet to stabilize, and will continue to retard global economic growth. As a result, we expect domestic interest rates to remain low, as economic growth likely will not reach an unsustainable level, and inflation likely will be contained. Regarding the general market, we are still positive, but we believe being selective is key. We do not expect to change our sector weightings significantly in the near future.

FUND MANAGER'S PERSPECTIVE

REAL ESTATE FUND

INTRODUCTION
     The Fund's primary investment objective is long-term capital appreciation. Current income is a secondary consideration. The Fund invests primarily in companies that derive at least 50% of their revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. The real estate sector is a hybrid asset class that embodies characteristics of both the equity and fixed income markets. Independent research also indicates this asset class may be a hedge against gold prices and inflation.

PERFORMANCE
     During the twelve-month period ending June 30, 1998, the S&P 500 Index pro-duced a total return of 30.14%, the Morgan Stanley Real Estate Fund Index one of 7.03% and the Real Estate Fund one of 1.39%.


Average Annual Performance           10 Year           5 Year           1 Year
[blue]    Real Estate Fund             7.63%            8.01%            1.39%
[gray]    Morgan Stanley Real Estate    n/a              n/a             7.03%
          (reindexed beginning 12/30/94)
[black]   S&P 500                     18.54%           23.06%           30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                  Real Estate      Morgan Stanley     S&P 500 (Composite)
                                     R.E. Index
                                    (Re-indexed
                                 beginning 12/30/94)
                  ----------       -------------         ----------

6/30/88           $10,247.58                             $10,000.00
7/29/88           $10,390.98                             $9,961.90
8/31/88           $10,357.89                             $9,624.36
9/30/88           $10,457.16                             $10,033.96
10/31/88          $10,402.01                             $10,313.16
11/30/88          $10,126.24                             $10,165.84
12/30/88          $10,313.76                             $10,343.04
1/31/89           $10,506.23                             $11,099.70
2/28/89           $10,630.76                             $10,823.80
3/31/89           $10,925.12                             $11,076.02
4/28/89           $11,276.08                             $11,650.50
5/31/89           $11,842.15                             $12,120.11
6/30/89           $11,728.93                             $12,051.89
7/31/89           $12,074.24                             $13,139.10
8/31/89           $12,131.79                             $13,395.10
9/29/89           $11,936.12                             $13,340.56
10/31/89          $11,326.07                             $13,031.18
11/30/89          $11,107.38                             $13,295.85
12/29/89          $11,072.85                             $13,614.70
1/31/90           $10,286.25                             $12,701.19
2/28/90           $10,346.76                             $12,864.49
3/30/90           $10,322.56                             $13,205.13
4/30/90           $10,213.64                             $12,876.18
5/31/90           $10,286.25                             $14,129.12
6/29/90           $10,249.95                             $14,033.88
7/31/90           $9,858.08                              $13,989.04
8/31/90           $8,915.13                              $12,726.11
9/28/90           $8,266.09                              $12,107.68
10/31/90          $7,910.95                              $12,056.49
11/30/90          $8,400.79                              $12,834.29
12/31/90          $8,878.39                              $13,191.45
1/31/91           $9,461.00                              $13,764.50
2/28/91           $10,423.56                             $14,747.66
3/28/91           $11,120.15                             $15,104.43
4/30/91           $11,487.45                             $15,140.34
5/31/91           $11,639.43                             $15,791.25
6/28/91           $11,196.14                             $15,068.34
7/31/91           $11,208.81                             $15,770.08
8/30/91           $11,183.48                             $16,142.61
9/30/91           $11,702.76                             $15,872.36
10/31/91          $11,614.10                             $16,085.28
11/29/91          $11,500.11                             $15,438.94
12/31/91          $13,792.54                             $17,201.64
1/31/92           $14,900.06                             $16,881.48
2/28/92           $14,797.03                             $17,100.02
3/31/92           $14,410.69                             $16,767.84
4/30/92           $13,895.56                             $17,259.63
5/29/92           $13,972.83                             $17,344.03
6/30/92           $13,290.29                             $17,086.09
7/31/92           $13,943.69                             $17,783.53
8/31/92           $12,780.63                             $17,420.24
9/30/92           $13,028.92                             $17,625.02
10/30/92          $13,460.17                             $17,685.51
11/30/92          $13,826.08                             $18,286.06
12/31/92          $14,440.28                             $18,510.40
1/29/93           $14,810.89                             $18,664.99
2/26/93           $14,665.29                             $18,919.29
3/31/93           $15,181.49                             $19,318.22
4/30/93           $14,254.98                             $18,851.29
5/28/93           $14,069.68                             $19,354.32
6/30/93           $14,546.17                             $19,410.81
7/30/93           $14,479.81                             $19,332.65
8/31/93           $14,851.43                             $20,064.58
9/30/93           $15,833.56                             $19,910.70
10/29/93          $15,528.30                             $20,322.30
11/30/93          $14,373.63                             $20,128.60
12/31/93          $14,466.54                             $20,371.95
1/31/94           $14,926.65                             $21,063.89
2/28/94           $15,143.18                             $20,492.69
3/31/94           $13,925.23                             $19,600.98
4/29/94           $14,141.75                             $19,852.10
5/31/94           $13,965.82                             $20,176.62
6/30/94           $13,424.51                             $19,682.88
7/29/94           $13,261.13                             $20,328.74
8/31/94           $13,478.97                             $21,160.28
9/30/94           $13,111.36                             $20,643.26
10/31/94          $12,525.91                             $21,106.37
11/30/94          $11,940.46                             $20,338.65
12/30/94          $12,784.60        $10,000.00           $20,639.95
1/31/95           $12,357.07        $9,651.00            $21,174.84
2/28/95           $12,839.77        $9,812.50            $21,999.25
3/31/95           $12,688.06        $9,838.00            $22,647.36
4/28/95           $12,770.81        $9,741.50            $23,313.75
5/31/95           $13,336.26        $10,163.50           $24,244.15
6/30/95           $13,570.71        $10,386.50           $24,806.29
7/31/95           $13,819.97        $10,503.00           $25,628.55
8/31/95           $14,207.70        $10,589.00           $25,692.52
9/29/95           $14,456.96        $10,813.50           $26,776.18
10/31/95          $14,138.46        $10,475.50           $26,680.52
11/30/95          $14,318.48        $10,609.50           $27,850.42
12/29/95          $15,204.73        $11,290.50           $28,386.89
1/31/96           $15,275.26        $11,393.50           $29,351.93
2/29/96           $15,261.15        $11,528.00           $29,624.99
3/29/96           $15,430.41        $11,517.50           $29,910.22
4/30/96           $15,571.45        $11,512.50           $30,350.79
5/31/96           $15,867.65        $11,788.50           $31,132.19
6/28/96           $15,924.07        $12,009.50           $31,250.88
7/31/96           $15,866.00        $12,034.00           $29,870.98
8/30/96           $16,533.74        $12,505.00           $30,502.01
9/30/96           $17,012.77        $12,789.00           $32,217.21
10/31/96          $17,462.77        $13,132.50           $33,105.43
11/29/96          $18,174.05        $13,754.00           $35,605.60
12/31/96          $20,003.07        $15,343.00           $34,900.28
1/31/97           $20,237.19        $15,362.00           $37,079.51
2/28/97           $20,222.56        $15,303.50           $37,370.62
3/31/97           $20,281.09        $15,377.00           $35,837.98
4/30/97           $19,534.82        $14,877.50           $37,975.56
5/30/97           $20,061.60        $15,324.50           $40,285.92
6/30/97           $21,090.29        $16,134.50           $42,089.74
7/31/97           $22,009.83        $16,572.50           $45,436.89
8/29/97           $21,846.69        $16,460.50           $42,893.34
9/30/97           $23,967.58        $18,016.50           $45,241.13
10/31/97          $23,196.35        $17,481.00           $43,731.90
11/28/97          $23,537.47        $17,789.50           $45,754.68
12/31/97          $23,859.31        $18,193.50           $46,539.89
1/30/98           $23,475.48        $17,933.50           $47,054.15
2/27/98           $23,199.11        $17,645.00           $50,445.93
3/31/98           $23,751.84        $18,062.50           $53,027.11
4/30/98           $22,753.86        $17,423.00           $53,560.35
5/29/98           $22,293.26        $17,271.00           $52,640.99
6/30/98           $21,384.33        $17,269.00           $54,777.67

THE YEAR IN REVIEW
     During the second half of 1997, real estate stocks performed well relative to the overall market. This outperformance was attributable to attractive yields and impressive cashflow growth of the group. Over the last six months, however, the real estate industry has underperformed the overall market.

FUND MANAGER'S PERSPECTIVE

REAL ESTATE

     Several factors have contributed to this second-half underperformance. The real estate recovery has attracted new capital. The favorable economic en-vironment means discounts to replacement costs have narrowed markedly, and development is occurring in all sectors. There has been more aggressive lending and development throughout the sector. Public companies issued sig-nificant amounts of new equity, and private capital came back as well. More capital and fewer opportunities equaled moderate returns. In turn, this caused investors to become nervous and funds to flow out of the real estate sector.

INVESTMENT HIGHLIGHTS
     We have three main criteria that drive our buy and sell decisions. First, we look for visionary leadership. Our portfolio is dominated by companies led by innovative and powerful management. The most important actions of these companies were elimination of conflicts of interest, pursuit of a structure that satisfied fiduciary concerns, and implementation of a disci-plined approach to management. Earlier this year, with many of the more aggressively growing real estate companies, we were concerned regarding the dilution of earnings as these companies sought higher returns from casinos and ice warehouses. We sold those stocks, as their performance has been worse than the general market.

     Second, we look for low long-term capital costs.Capital costs rose for real estate companies over the past year. In this environment, we looked for companies that manage their capital in a disciplined manner.

     Third,we consider the conventional yardsticks used to measure any business: revenue opportunities, low overhead costs, and successful risk management.

FUND MANAGER'S PERSPECTIVE

REAL ESTATE

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
Simon Debartolo Group, Inc.                  6.91%
     Regional Malls

Boston Properties, Inc.                      6.90%
     Office Property Management

Equity Office Properties Trust               6.86%
     Office Property Management

Apartment Investment & Management Co.        5.95%
     Apartments

Equity Resident Property Trust               5.63%
     Apartments

Merry Land & Investment Co., Inc             5.61%
     Apartments

Reckson Associates Realty Corp.              4.38%
     Warehouse/Industrial

Hilton Hotels Corp.                          4.06%
     Hotel/Restaurant

Capital Trust                                3.64%
     Financial Services

Spieker Properties, Inc.                     3.40%
     Diversified


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
     Office Property Management             19.57%

     Apartments                             19.46%

     Diversified                            12.42%

     Regional Malls                          6.91%

     Warehouse/Industrial                    6.64%

FUND MANAGER'S PERSPECTIVE


PORTFOLIO PROFILE                                                JUNE 30, 1998
Country Distribution                                          % of Investments
         U.S.                                                           73.93%
         Canada                                                         11.40%
         Argentina                                                       1.36%
         Mexico                                                          1.27%
         U.S. Repurchase Agreements                                     12.04%
Number of Stocks                                                           27

CURRENT OUTLOOK
     Fundamentals of the real estate industry remain healthy. Rents are rolling at higher levels, vacancy rates continue to decline, and cash flows are growing. For the most part, companies are well capitalized. Real estate has a relatively long business cycle. Our studies suggest one of approxi-mately 18 years duration. We believe we are currently at the midpoint of this cycle. Property values have risen to a level where not every acquisi-tion is accretive, as existing properties are no longer available at signi-ficant discounts to replacement cost. But rents have not yet risen to a level where new development offers an attractive risk-adjusted rate of return. As a result, this will be a volatile period for the near- and mid-term.

     Valuations on real estate securities are attractive. Cashflow multiples are low both on a historical and relative basis. The average dividend yield is more than 7%, the highest since late 1996, and the spread is wide relative to ten-year Treasuries.The prospect for dividend growth is good, as payouts are historically low.

     Real estate stocks are trading below their net asset values and companies are announcing share repurchases. We believe that public real estate companies should trade at a premium to their net asset values, given the liquidity of their real estate, the quality of their management, and their growth potential. The recent market correction provides more and varied opportunities for the larger, better capitalized names. The market likely will see more Darwinian consolidations with the strong getting much stronger.

     We expect that the intrinsic value of real estate and stable nature of its cashflow will soon attract the attention of non-real estate dedicated value buyers. Pension funds and other direct investors who have been late to portfolio investing may find this an ideal time to allocate funds to real estate securities. At this point, real estate is cheaper on Wall Street than on Main Street.

     Not all real estate companies are created equally. As many property sectors have reached equilibrium, pure sector plays are increasingly difficult. Security selection will become more important.The Fund is invested in high-ly liquid, cycle-tested companies with above-average management teams and that have assets with good prospects.

FUND MANAGER'S PERSPECTIVE

CHINA REGION OPPORTUNITY FUND

INTRODUCTION
     The Fund invests in the stocks of companies of the People's Republic of China, Hong Kong and neighboring countries.

PERFORMANCE
     The China Region Opportunity Fund was down 52.06% for the year. However, our benchmark, the International Finance Corporation Investible (IFCI) China TR Index was down 55.12% for the year. We outperformed our benchmark largely through our more conservative stock selection criteria.


Average Annual Performance                                 Inception     1 Year
[blue]    China Region Opportunity Fund                     (17.42)%    (52.06)%
          (2/10/94 Effective date of original registration)
[gray]    IFCI China TR Index                               (22.70)%    (55.12)%

February 1994 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

             China Region Opportunity      IFCI China TR
               (02/11/94 effective
                date of original
                 registration)
               -----------------           ------------

2/10/94           $10,000.00                $10,000.00
2/28/94           $9,465.73                 $9,499.49
3/31/94           $8,155.24                 $7,780.03
4/29/94           $8,094.61                 $7,383.05
5/31/94           $8,417.99                 $7,811.94
6/30/94           $7,852.07                 $6,846.73
7/29/94           $8,267.47                 $7,713.08
8/31/94           $8,774.06                 $8,243.17
9/30/94           $8,834.85                 $8,451.00
10/31/94          $8,662.41                 $8,348.25
11/30/94          $7,698.79                 $7,095.04
12/30/94          $7,191.63                 $6,089.36
1/31/95           $6,430.88                 $5,174.75
2/28/95           $6,735.18                 $5,760.10
3/31/95           $6,714.89                 $5,854.28
4/28/95           $6,441.02                 $5,129.60
5/31/95           $7,019.19                 $5,897.87
6/30/95           $6,846.75                 $5,744.53
7/31/95           $7,072.58                 $6,006.85
8/31/95           $6,990.46                 $5,728.96
9/29/95           $6,939.14                 $5,605.20
10/31/95          $6,692.41                 $5,291.51
11/30/95          $6,312.05                 $4,786.33
12/29/95          $6,178.40                 $4,534.13
1/31/96           $6,642.56                 $4,977.82
2/29/96           $6,766.33                 $5,304.74
3/29/96           $6,580.67                 $5,025.30
4/30/96           $6,549.73                 $4,962.25
5/31/96           $6,621.93                 $5,097.69
6/28/96           $6,704.44                 $5,109.36
7/31/96           $6,621.03                 $4,970.81
8/30/96           $6,631.46                 $5,142.06
9/30/96           $6,662.74                 $5,120.26
10/31/96          $6,683.69                 $5,071.22
11/29/96          $7,207.49                 $5,548.38
12/31/96          $7,898.91                 $6,389.04
1/31/97           $7,877.95                 $6,333.00
2/28/97           $8,097.95                 $6,430.30
3/31/97           $7,982.71                 $6,302.64
4/30/97           $8,454.13                 $7,219.58
5/30/97           $8,894.13                 $7,121.51
6/30/97           $9,009.36                 $7,205.57
7/31/97           $9,679.83                 $8,320.23
8/29/97           $9,795.06                 $9,643.50
9/30/97           $9,239.83                 $7,651.59
10/31/97          $7,018.92                 $6,274.62
11/28/97          $6,337.98                 $4,963.03
12/31/97          $6,125.32                 $4,863.39
1/30/98           $4,784.09                 $3,457.62
2/27/98           $6,114.76                 $4,755.97
3/31/98           $6,114.76                 $4,464.86
4/30/98           $5,618.40                 $3,914.53
5/29/98           $4,984.74                 $3,614.85
6/30/98           $4,319.41                 $3,234.22



THE YEAR IN REVIEW
     What a difference a year can make. After an euphoric period surrounding the return of Hong Kong to China, the market took a sharp turn for the worse. One country after another in Southeast Asia yielded to the currency pressure started by the devaluation of the Thai baht. Investors began questioning the sustainability of high real estate prices in Hong Kong and the premium built into some Chinese stocks. After South Korea and Taiwan devalued their currencies, the Hong Kong dollar suffered repeated attacks and interest rates there skyrocketed, which quickly translated into a bursting of its real estate bubble. For the past twelve month period, Hong Kong real estate prices

FUND MANAGER'S PERSPECTIVE

CHINA REGION OPPORTUNITY FUND

     dropped more than 40% from their peak. As a regional hub in Asia, Hong Kong was greatly affected by the collapsed economies in other Southeastern Asian countries. Tourism dropped by double digits over the last 12 months, which in turn affected tourist-related and retail sectors, sending Hong Kong through one of the most trying periods in its history. GDP growth suffered its first decline in 15 years, and is expected to remain in a downward trend for the near future. Since the Hong Kong dollar remained pegged in place, asset prices dropped significantly to stay competitive. Although we were underweighted in real estate stocks, we were invariably affected to a significant degree because the economic contraction was across the board. We expect the difficulties will stay for a while.

     The Chinese market also was quite poor for the last 12 months. Although China is not as directly exposed to Asian woes as Hong Kong is, the drastic devaluation of other currencies put significant competitive pressure on Chinese companies. The euphoria over the drastic reform measures taken by the Chinese government was superceded quickly by the harsh reality of com-petitive pressure and growing pains from restructuring. Chinese shares turned from the darlings of the stock market to pariahs that nobody wanted.

INVESTMENT HIGHLIGHTS
     We underestimated the potential impact from the worsening situation in Asia, especially in Japan and Korea, and did not anticipate the complete loss of confidence in Chinese shares by the market. As a result, the Fund was impacted significantly. We focused on cheap valuation of Chinese shares without allocating enough weight to the fact that market appetite for them had changed completely. Market fear about the possible devaluation of Chinese currency caused foreign investors to refrain from purchasing Chinese shares. As a result, liquidity virtually dried up. Although we do not think China will devalue its currency, the market sentiment was ex-tremely negative and ignored the long-term value of viable businesses. Al-though we expect the market will eventually realize the competitive strength of the Chinese economy, investors are in for a difficult period in the near-term.

FUND MANAGER'S PERSPECTIVE

CHINA REGION OPPORTUNITY FUND

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
HSBC Holdings, Ltd.                          9.36%
     Banking/Financial Services

Guangdong Kelon Electronics Holding          4.94%
     Household Appliances

Varitronix International                     3.57%
     Electronic Equipment

Shanghai Dazhong                             3.45%
     Motor Vehicles & Transportation

Qingling Motors Co. Ltd                      3.17%
     Motor Vehicles & Transportation

Hutchinson Whampoa                           2.85%
     Conglomerates

China International Marine Container         2.65%
     Water Transportation & Services

Li & Fung Ltd.                               2.42%
     Apparel

NG Fung Hong Ltd.                            2.37%
     Groceries - Wholesale

Citic Pacific Ltd.                           2.30%
     Conglomerates


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
Conglomerates                               10.52%

Banking/Financial Services                   9.36%

Household Appliances                         7.08%

Real Estate Developers                       7.03%

Motor Vehicles & Transportation              6.62%

FUND MANAGER'S PERSPECTIVE

CHINA REGION OPPORTUNITY FUND

PORTFOLIO PROFILE                                                JUNE 30, 1998
Country Distribution                                          % of Investments
         Hong Kong                                                      49.47%
         People's Republic of China                                     33.52%
         United Kingdom                                                  9.36%
         Taiwan                                                          2.74%
         Other Foreign                                                   2.06%
         U.S. Repurchase Agreements                                      2.85%
Number of Stocks                                                          101


CURRENT OUTLOOK
     Although we expect the market to remain difficult for a while, we think the current sell-off has created extremely attractive investment opportunities in the long run. For example, even the best Chinese companies are selling at approximately six times earnings, while their U.S. counterparts current-ly are selling at more than 25 times earnings. Many Chinese companies have proven they can compete with the best companies in the world, yet investors put very different valuations on similar quality companies. Since the valuation gap between good Chinese companies and poor Chinese companies has narrowed so much we have increased the Fund's position in strong companies. We believe these firms will be the crown jewels of Chinese companies. They will be able to deal with economic difficulties better, and they will emerge from the current turmoil stronger than ever.

     Overall, we expect the Chinese economy to fare better than Hong Kong in the short-term, and have been adding to our exposure to Chinese stocks.Although we are suffering from the side effect of this strategy, namely the lower liquidity offered by Chinese shares, we expect stock prices to reflect fundamental values on a long-term basis.

FUND MANAGER'S PERSPECTIVE

GLOBAL RESOURCES FUND

INTRODUCTION
     The Fund is a diversified natural resource fund with the principal ob-jective of achieving long-term growth of capital while providing protection against inflation and monetary instability. The Fund invests in natural resource-related companies around the globe. Small, mid and large-cap companies involved in the production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products are considered for inclusion in the Fund.

PERFORMANCE
     For the fiscal year ending June 30, 1998, the Global Resources Fund was down 29.79%. We started the year off strongly with a 24.39% gain for the first quarter ending September 30, 1997. However, with each ensuing day the financial turmoil that began to unravel in Asia led investors to take a much more bearish stance on natural resources-related investments. Energy and international investments bore the brunt of the correction. No one anticipated the magnitude of the affects that the Asian crisis would have on the financial markets. Even now, almost one year later, there is still a high degree of uncertainty.

Average Annual Performance                        10 Year    5 Year     1 Year
[blue]    Global Resources Fund                     1.09%      .90%    (29.79)%
[gray]    Mpal U.S.-Equity Natural Resource Index   8.29%     7.51%     (8.92)%
[black]   S&P 500                                   18.54%   23.06%      30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]


              Global Resources      Mpal US-Equity           S&P 500 (Composite)
                                    Natural Resrce
               ------------          ------------                ------------

6/30/88         $10,000.00            $10,000.00                  $10,000.00
7/29/88         $9,870.13             $9,995.02                   $9,961.90
8/31/88         $9,350.65             $9,752.03                   $9,624.36
9/30/88         $8,701.30             $9,646.18                   $10,033.96
10/31/88        $9,090.91             $9,781.78                   $10,313.16
11/30/88        $9,090.91             $9,681.84                   $10,165.84
12/30/88        $9,350.65             $9,896.87                   $10,343.04
1/31/89         $10,038.20            $10,606.77                  $11,099.70
2/28/89         $10,038.20            $10,563.34                  $10,823.80
3/31/89         $10,038.20            $10,787.07                  $11,076.02
4/28/89         $9,900.69             $11,115.26                  $11,650.50
5/31/89         $9,763.18             $11,176.62                  $12,120.11
6/30/89         $9,763.18             $11,190.03                  $12,051.89
7/31/89         $10,313.22            $11,800.99                  $13,139.10
8/31/89         $10,863.25            $12,300.84                  $13,395.10
9/29/89         $10,863.25            $12,231.58                  $13,340.56
10/31/89        $10,588.24            $11,805.57                  $13,031.18
11/30/89        $11,550.80            $12,425.76                  $13,295.85
12/29/89        $11,413.29            $13,034.45                  $13,614.70
1/31/90         $11,104.83            $12,489.11                  $12,701.19
2/28/90         $10,796.36            $12,724.79                  $12,864.49
3/30/90         $10,487.89            $12,853.76                  $13,205.13
4/30/90         $9,408.25             $12,192.80                  $12,876.18
5/31/90         $10,025.19            $13,162.69                  $14,129.12
6/29/90         $9,716.72             $12,879.19                  $14,033.88
7/31/90         $10,487.89            $13,522.35                  $13,989.04
8/31/90         $10,333.66            $13,072.24                  $12,726.11
9/28/90         $10,179.42            $12,831.58                  $12,107.68
10/31/90        $9,269.44             $12,063.50                  $12,056.49
11/30/90        $9,284.87             $12,177.32                  $12,834.29
12/31/90        $9,593.34             $12,054.20                  $13,191.45
1/31/91         $8,960.44             $11,838.77                  $13,764.50
2/28/91         $9,376.82             $12,854.62                  $14,747.66
3/28/91         $9,276.89             $12,690.86                  $15,104.43
4/30/91         $9,376.82             $12,742.66                  $15,140.34
5/31/91         $9,876.47             $13,054.71                  $15,791.25
6/28/91         $9,593.34             $12,426.82                  $15,068.34
7/31/91         $10,009.71            $12,917.18                  $15,770.08
8/30/91         $9,926.44             $13,110.02                  $16,142.61
9/30/91         $9,909.78             $12,866.57                  $15,872.36
10/31/91        $10,192.92            $13,152.92                  $16,085.28
11/29/91        $9,859.82             $12,327.34                  $15,438.94
12/31/91        $10,076.33            $12,485.59                  $17,201.64
1/31/92         $10,128.27            $12,414.13                  $16,881.48
2/28/92         $10,232.15            $12,497.81                  $17,100.02
3/31/92         $9,955.14             $12,056.99                  $16,767.84
4/30/92         $10,093.65            $12,484.06                  $17,259.63
5/29/92         $10,336.03            $12,880.65                  $17,344.03
6/30/92         $10,007.08            $12,449.00                  $17,086.09
7/31/92         $10,128.27            $13,011.08                  $17,783.53
8/31/92         $9,833.95             $12,985.51                  $17,420.24
9/30/92         $9,816.63             $13,094.75                  $17,625.02
10/30/92        $9,695.44             $12,844.19                  $17,685.51
11/30/92        $9,660.81             $12,680.23                  $18,286.06
12/31/92        $9,799.32             $12,825.60                  $18,510.40
1/29/93         $9,590.08             $13,066.66                  $18,664.99
2/26/93         $9,764.45             $13,716.66                  $18,919.29
3/31/93         $10,200.36            $14,456.58                  $19,318.22
4/30/93         $10,374.73            $14,807.68                  $18,851.29
5/28/93         $10,514.22            $15,338.68                  $19,354.32
6/30/93         $10,653.71            $15,448.12                  $19,410.81
7/30/93         $10,758.33            $15,492.55                  $19,332.65
8/31/93         $11,107.06            $16,167.65                  $20,064.58
9/30/93         $11,054.75            $15,745.83                  $19,910.70
10/29/93        $11,542.97            $15,965.64                  $20,322.30
11/30/93        $11,019.88            $15,085.93                  $20,128.60
12/31/93        $11,612.72            $15,444.74                  $20,371.95
1/31/94         $12,166.55            $16,152.05                  $21,063.89
2/28/94         $11,737.78            $15,769.47                  $20,492.69
3/31/94         $11,058.88            $14,923.03                  $19,600.98
4/29/94         $10,808.76            $15,286.29                  $19,852.10
5/31/94         $10,808.76            $15,545.48                  $20,176.62
6/30/94         $10,254.92            $15,457.82                  $19,682.88
7/29/94         $10,558.64            $15,942.40                  $20,328.74
8/31/94         $10,880.22            $16,103.17                  $21,160.28
9/30/94         $11,309.00            $16,186.12                  $20,643.26
10/31/94        $11,130.34            $16,288.32                  $21,106.37
11/30/94        $10,487.18            $15,114.16                  $20,338.65
12/30/94        $10,487.18            $15,069.20                  $20,639.95
1/31/95         $9,940.18             $14,495.56                  $21,174.84
2/28/95         $10,053.36            $15,009.16                  $21,999.25
3/31/95         $10,336.28            $15,754.66                  $22,647.36
4/28/95         $10,619.21            $16,348.95                  $23,313.75
5/31/95         $10,751.24            $16,634.24                  $24,244.15
6/30/95         $10,864.41            $16,633.57                  $24,806.29
7/31/95         $11,166.20            $17,163.98                  $25,628.55
8/31/95         $11,335.96            $17,266.78                  $25,692.52
9/29/95         $11,298.24            $17,216.50                  $26,776.18
10/31/95        $10,788.97            $16,365.09                  $26,680.52
11/30/95        $10,902.14            $17,122.20                  $27,850.42
12/29/95        $11,430.27            $17,946.60                  $28,386.89
1/31/96         $11,850.78            $18,592.35                  $29,351.93
2/29/96         $11,984.58            $18,938.13                  $29,624.99
3/29/96         $12,653.58            $19,885.38                  $29,910.22
4/30/96         $13,399.03            $20,981.51                  $30,350.79
5/31/96         $13,609.28            $21,311.10                  $31,132.19
6/28/96         $13,341.69            $20,941.07                  $31,250.88
7/31/96         $12,768.26            $20,018.26                  $29,870.98
8/30/96         $13,227.00            $21,246.55                  $30,502.01
9/30/96         $13,762.20            $21,717.98                  $32,217.21
10/31/96        $14,412.08            $22,586.66                  $33,105.43
11/29/96        $15,176.64            $23,543.87                  $35,605.60
12/31/96        $15,329.56            $23,608.49                  $34,900.28
1/31/97         $15,892.51            $24,101.30                  $37,079.51
2/28/97         $15,026.43            $23,234.14                  $37,370.62
3/31/97         $14,918.17            $22,751.42                  $35,837.98
4/30/97         $14,528.44            $22,445.15                  $37,975.56
5/30/97         $15,914.16            $24,310.29                  $40,285.92
6/30/97         $15,870.86            $24,357.10                  $42,089.74
7/31/97         $17,213.27            $25,788.93                  $45,436.89
8/29/97         $18,165.96            $26,225.36                  $42,893.34
9/30/97         $19,768.20            $27,932.56                  $45,241.13
10/31/97        $18,728.91            $26,391.60                  $43,731.90
11/28/97        $15,719.29            $24,261.96                  $45,754.68
12/31/97        $14,907.35            $24,045.42                  $46,539.89
1/30/98         $13,137.41            $23,124.61                  $47,054.15
2/27/98         $13,436.55            $23,998.62                  $50,445.93
3/31/98         $13,411.63            $24,792.72                  $53,027.11
4/30/98         $13,062.62            $25,520.74                  $53,560.35
5/29/98         $11,890.98            $23,548.14                  $52,640.99
6/30/98         $11,143.12            $22,184.43                  $54,777.67

FUND MANAGER'S PERSPECTIVE

THE YEAR IN REVIEW
     In November of 1997, Boris Yeltsin removed a major restriction on the energy sector by signing a decree allowing foreigners to own 100% stakes in Russian oil companies. Both British Petroleum and Royal Dutch/Shell quickly announced major capital investment programs in Russia. In light of the dramatic fall in Russian oil production over the last ten years, from 11.4 million barrels per day (bpd) in 1987 to a current production level of 5.9 million bpd, the industry was in dire need of capital. OPEC also exerted its influence in the oil market by raising its production quota by 10% in response to forecasted growth in world demand led by Asia. Perhaps OPEC feared losing market share to the Russians; regardless, they were quick to act.

     As the Asian financial crises began to unfold the market was still somewhat unsure of how much of a decline in oil demand would be realized. Another factor looming over the oil market was the discussions in February concern-ing the U.N.-brokered oil-for-food deal with Iraq that would take Iraq's oil export limit from $2 billion over the next six months to$5.256 billion. These agreements did not limit the number of barrels sold into the market, just the dollar amount.At that point, it became increasingly clear that the oil markets were in trouble, and energy analysts began to cut Asian oil demand growth in their financial models.

     By March, the painful loss of revenues began to weigh heavily on the oil producers. Saudi Arabia, Venezuela and Mexico finally agreed to forge the Riyadh Pact after oil prices hit nine-year lows. Cuts totaling about 1.5 million barrels of daily production were pledged. Crude oil prices surged in response to the announcement, but over the following weeks optimism began to wane as traders watched patiently for the promises of production cuts to show up in shipping numbers.

     U.S. industry crude stocks reached a five-year high in May 1998. By June, crude oil prices traded at $12.44, the lowest since October of 1988. The production cuts announced in March took a couple of months to work their way through the physical market, but despite the cuts, the market was still over-supplied with crude oil. Excess inventories in the US and weak Asian demand for oil led most analysts to conclude that oil prices may still languish for another six months. In response, Saudi Arabia, Mexico, and Venezuela announced another round of production cuts totaling 450,000 bpd. Oil prices jumped about fifty cents per barrel on the news but quickly sold off. Oil traders were negative on the news saying the markets needed at least one million barrels cut from daily production levels.

     Other commodity prices have also suffered substantial damage from the Asian meltdown. On a total cash cost basis, a significant amount of current Western world production for metals is operating at a loss. While physical inventories of oil are nearly overflowing from their storage tanks, metal inventories on the London Metal Exchange

FUND MANAGER'S PERSPECTIVE

GLOBAL RESOURCES FUND

     actually have decreased, one of the few positives in the natural resources market. Gold continued to remain at depressed pricing levels over most of the year. Uncertainty over gold's role in the European Central Bank's reserves was a major factor as was the preference of some institutions to hold U.S. dollars rather than gold.The culmination of these events resulted in a sharp correction in natural resource equities.

INVESTMENT HIGHLIGHTS
     The single most important factor that affected portfolio returns for natural resource funds over the past year was the economic turmoil in Asia. Uncertainty over the depth of the financial troubles that Korea and Japan were facing led many investors to liquidate their positions in any company that had financial ties to the region. As the market began to digest the economic implications of each news story, investor sentiment turned sour towards commodity-related investments.

     Small to mid-cap stocks were the outperformers in the first half of the year as measured by the S&P 500 Index, relative to the S&P Small-cap 600 Index. However, this trend dramatically reversed itself in the second half of the year as investors reined in their investments in the Asian markets in favor of putting their money to work in the large-cap liquid names in the U.S. market.

     The most significant changes in the Global Resources Fund over the past three quarters were a shift out of lower-tiered market capitalization com-panies and a readjustment of portfolio sector weights. Our exposure to Canadian natural resource stocks was reduced significantly. The cash raised was partly put to work in the domestic oil-refining sector, which benefits from an expansion of their margins as feedstock prices drop.We also lowered our exposure to the oil and gas drilling and service companies. As we entered the final month of the past quarter we brought our cash position down from nearly 30% to slightly less than 20% by putting the money to work in the major international oil companies. As we prepare to enter 1999, we are starting to see signs of improved earnings. The international oil stocks appear attractive on their current earnings outlook, and there may be some room for rationalization within the industry.

FUND MANAGER'S PERSPECTIVE

GLOBAL RESOURCES FUND

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
Exxon Corp.                                       4.45%
     Petroleum Production & Refining

British Petroleum plc                             3.76%
     Petroleum Production & Refining

Total S.A.                                        3.10%
     Petroleum Production & Refining

Sharpe Resources Corp.                            3.10%
     Oil & Gas Extraction

Enron Corp.                                       2.88%
     Natural Gas Production & Distribution

Dynatec Corp.                                     2.83%
     Mining Services

Texaco, Inc.                                      2.71%
     Petroleum Production & Refining

Chevron Corp.                                     2.66%
     Petroleum Production & Refining

Mobil Corp.                                       2.66%
     Petroleum Production & Refining

Brunswick Technologies, Inc.                      2.54%
     Chemicals & Allied Products


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
Petroleum Production & Refining                  28.51%

Oil & Gas Extraction                             14.06%

Chemicals & Allied Products                       9.11%

Natural Gas Production & Distribution             6.15%

Metal Mining                                      5.53%

FUND MANAGER'S PERSPECTIVE

PORTFOLIO PROFILE                                              JUNE 30, 1998
Country Distribution                                        % of Investments
          U.S.                                                        46.98%
          Canada                                                      17.25%
          United Kingdom                                               6.11%
          Australia                                                    5.81%
          France                                                       5.54%
          Other Foreign                                                3.53%
          U.S. Repurchase Agreements                                  14.78%
Number of Stocks                                                          70


CURRENT OUTLOOK
The outlook for the oil sector for the remainder of 1998 continues to be guarded. The June 24th OPEC meeting in Vienna resulted in 1.4 million bpd of pledged cuts, in addition to the 1.5 million bpd cut announced earlier this year in Riyadh. OPEC members are now motivated to cut back on production. Roughly, every $1 per barrel rise in oil equates to roughly $10 billion in additional revenue for the cartel's members. It will probably take another six months for the world to work through the current oil glut. From a macroeconomic standpoint, lower oil prices will be needed to accommodate the Asian economies. Some of their currencies lost more than 50% of their value, significantly reducing their ability to purchase oil, which is priced in U.S. dollars. While some analysts are forecasting an increase in oil prices to about $19.00 per barrel by year-end, this is probably too optimistic. A price target of $15.00 to $16.00 per barrel would be more realistic. Most commodity traders are looking for oil to trade above $15.00 per barrel before they assign confidence to any type of sustained recovery.

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS

WORLD GOLD FUND
GOLD SHARES FUND

INTRODUCTION
The World Gold Fund includes exploration and junior mining companies, while the Gold Shares Fund focuses on large-capitalization senior gold producers. In this difficult year for the gold market, the funds made an effort to focus on low-cost producers with strong cash flow, and explorers with cash reserves and high-quality properties. In both cases, effective management is essential.

PERFORMANCE
We understand the frustration of gold investors this past year. For the fiscal year ended June 30, 1998, the Gold Shares Fund and the World Gold Fund returned
- 58.83% and -37.41%, respectively. For the same period, gold fell by 11.43 % and the Lipper Gold Fund Index fell by 38.40%. All of the various global market gold indices posted negative returns as well. It was truly a bad year for the gold equity markets.


Average Annual Performance                   10 Year       5 Year        1 Year
[blue]    World Gold Fund                    (2.69)%       (6.22)%      (37.41)%
[gray]    Canada Toronto Stock Exchange
          Gold Total Return                   1.09%       (10.05)%      (30.82)%
[black]   S&P 500                            18.54%        23.06%        30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                    World Gold               Canada TSE          S&P 500
                                              Gold TR          (Composite)
                    ----------               ----------         ----------

6/30/88             $10,000.00               $10,000.00         $10,000.00
7/29/88             $10,071.43               $9,938.18          $9,961.90
8/31/88             $9,428.57                $11,633.57         $9,624.36
9/30/88             $8,571.43                $12,873.74         $10,033.96
10/31/88            $8,857.14                $15,339.08         $10,313.16
11/30/88            $9,000.00                $16,689.77         $10,165.84
12/30/88            $8,642.86                $15,397.15         $10,343.04
1/31/89             $8,928.57                $14,705.88         $11,099.70
2/28/89             $9,000.00                $18,017.98         $10,823.80
3/31/89             $8,785.71                $18,334.58         $11,076.02
4/28/89             $8,428.57                $19,065.19         $11,650.50
5/31/89             $8,000.00                $12,384.79         $12,120.11
6/30/89             $8,357.14                $14,672.16         $12,051.89
7/31/89             $8,714.29                $14,106.41         $13,139.10
8/31/89             $9,000.00                $11,213.94         $13,395.10
9/29/89             $9,142.86                $11,307.61         $13,340.56
10/31/89            $9,142.86                $12,409.14         $13,031.18
11/30/89            $10,428.57               $12,442.86         $13,295.85
12/29/89            $10,071.43               $12,337.95         $13,614.70
1/31/90             $10,287.24               $12,204.95         $12,701.19
2/28/90             $9,783.67                $12,146.87         $12,864.49
3/30/90             $9,136.22                $11,508.06         $13,205.13
4/30/90             $7,985.20                $10,498.31         $12,876.18
5/31/90             $8,344.90                $10,749.34         $14,129.12
6/29/90             $7,769.39                $10,586.36         $14,033.88
7/31/90             $8,272.96                $10,164.86         $13,989.04
8/31/90             $8,129.08                $10,526.41         $12,726.11
9/28/90             $8,057.14                $11,483.70         $12,107.68
10/31/90            $6,711.89                $10,886.10         $12,056.49
11/30/90            $6,683.11                $10,262.27         $12,834.29
12/31/90            $7,265.82                $10,153.62         $13,191.45
1/31/91             $6,265.87                $10,871.11         $13,764.50
2/28/91             $6,618.37                $11,258.90         $14,747.66
3/28/91             $6,575.20                $11,671.04         $15,104.43
4/30/91             $6,438.52                $11,856.50         $15,140.34
5/31/91             $6,726.28                $12,154.36         $15,791.25
6/28/91             $7,222.65                $13,911.58         $15,068.34
7/31/91             $7,244.23                $13,536.91         $15,770.08
8/30/91             $6,524.85                $14,599.10         $16,142.61
9/30/91             $6,625.56                $13,557.51         $15,872.36
10/31/91            $7,294.59                $12,856.88         $16,085.28
11/29/91            $7,337.76                $11,114.65         $15,438.94
12/31/91            $7,021.22                $12,111.28         $17,201.64
1/31/92             $7,193.88                $11,378.79         $16,881.48
2/28/92             $7,093.16                $12,146.87         $17,100.02
3/31/92             $6,596.79                $12,128.14         $16,767.84
4/30/92             $5,970.92                $12,083.18         $17,259.63
5/29/92             $6,438.52                $10,230.42         $17,344.03
6/30/92             $6,834.18                $9,915.70          $17,086.09
7/31/92             $7,222.65                $10,799.93         $17,783.53
8/31/92             $7,050.00                $9,080.18          $17,420.24
9/30/92             $7,050.00                $9,773.32          $17,625.02
10/30/92            $6,762.24                $9,704.01          $17,685.51
11/30/92            $6,229.90                $9,200.07          $18,286.06
12/31/92            $6,690.31                $9,288.12          $18,510.40
1/29/93             $6,373.78                $10,537.11         $18,664.99
2/26/93             $6,891.73                $11,940.21         $18,919.29
3/31/93             $7,690.26                $13,380.31         $19,318.22
4/30/93             $8,812.50                $15,585.11         $18,851.29
5/28/93             $9,999.49                $17,473.83         $19,354.32
6/30/93             $10,495.87               $18,918.02         $19,410.81
7/30/93             $12,481.38               $20,487.40         $19,332.65
8/31/93             $11,488.62               $18,902.82         $20,064.58
9/30/93             $10,049.85               $16,536.90         $19,910.70
10/29/93            $11,704.44               $19,782.48         $20,322.30
11/30/93            $11,488.62               $19,543.01         $20,128.60
12/31/93            $12,697.19               $21,112.16         $20,371.95
1/31/94             $13,136.02               $21,312.86         $21,063.89
2/28/94             $12,452.60               $19,920.79         $20,492.69
3/31/94             $12,474.18               $20,391.79         $19,600.98
4/29/94             $11,474.23               $18,023.63         $19,852.10
5/31/94             $12,020.97               $19,366.83         $20,176.62
6/30/94             $11,244.03               $18,106.10         $19,682.88
7/29/94             $11,258.42               $18,011.62         $20,328.74
8/31/94             $11,776.38               $18,911.60         $21,160.28
9/30/94             $12,481.38               $21,436.86         $20,643.26
10/31/94            $11,797.96               $19,374.24         $21,106.37
11/30/94            $10,308.83               $16,761.68         $20,338.65
12/30/94            $10,546.22               $17,980.83         $20,639.95
1/31/95             $9,436.10                $15,746.34         $21,174.84
2/28/95             $9,637.94                $16,862.36         $21,999.25
3/31/95             $10,748.07               $19,135.05         $22,647.36
4/28/95             $11,043.62               $19,200.80         $23,313.75
5/31/95             $11,021.99               $20,030.67         $24,244.15
6/30/95             $11,396.84               $20,186.53         $24,806.29
7/31/95             $11,894.24               $20,151.35         $25,628.55
8/31/95             $12,218.63               $20,536.89         $25,692.52
9/29/95             $12,211.42               $20,760.34         $26,776.18
10/31/95            $10,957.12               $18,248.28         $26,680.52
11/30/95            $11,894.24               $20,257.88         $27,850.42
12/29/95            $12,225.84               $20,235.97         $28,386.89
1/31/96             $14,201.00               $23,229.11         $29,351.93
2/29/96             $14,583.06               $24,086.94         $29,624.99
3/29/96             $15,361.59               $24,280.40         $29,910.22
4/30/96             $15,837.36               $24,069.29         $30,350.79
5/31/96             $17,452.09               $25,580.11         $31,132.19
6/28/96             $15,311.13               $21,528.96         $31,250.88
7/31/96             $14,835.36               $21,637.37         $29,870.98
8/30/96             $16,190.58               $22,802.63         $30,502.01
9/30/96             $15,714.81               $21,596.96         $32,217.21
10/31/96            $15,303.92               $21,936.28         $33,105.43
11/29/96            $15,058.83               $22,606.02         $35,605.60
12/31/96            $14,611.89               $21,980.02         $34,900.28
1/31/97             $13,795.88               $21,030.85         $37,079.51
2/28/97             $15,199.11               $22,514.03         $37,370.62
3/31/97             $13,384.07               $18,263.09         $35,837.98
4/30/97             $12,728.21               $16,786.98         $37,975.56
5/30/97             $13,414.57               $18,177.49         $40,285.92
6/30/97             $12,163.87               $16,102.79         $42,089.74
7/31/97             $11,584.27               $16,041.43         $45,436.89
8/29/97             $11,858.82               $15,808.36         $42,893.34
9/30/97             $12,362.15               $17,532.70         $45,241.13
10/31/97            $10,287.81               $14,353.12         $43,731.90
11/28/97            $8,160.09                $10,696.58         $45,754.68
12/31/97            $8,609.27                $11,967.35         $46,539.89
1/30/98             $9,350.52                $12,510.59         $47,054.15
2/27/98             $8,856.35                $12,225.05         $50,445.93
3/31/98             $9,458.62                $13,111.46         $53,027.11
4/30/98             $9,852.40                $14,056.52         $53,560.35
5/29/98             $8,454.85                $12,023.95         $52,640.99
6/30/98             $7,613.22                $11,139.63         $54,777.67

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS

Average Annual Performance            10 Year           5 Year          1 Year
[blue]    Gold Shares Fund            (17.75)%          (29.37)%        (58.83)%
[gray]    South Africa Johannesburg
          Stock Exchange All Gold     (12.39)%          (23.67)%        (30.39)%
[black]   S&P 500                      18.54%            23.06%          30.14%

June 1988 to June 1998

Past performance is not predictive of future results.

[Graphic: Mountain chart comparing annual performance.
          Information taken from the following points.]

                   Gold Shares               S&P 500          South Africa
                                           (Composite)        JSE All Gold
                   ----------               ----------         ----------
6/30/88            $10,000.00               $10,000.00         $10,000.00
7/29/88            $9,866.31                $9,961.90          $9,732.23
8/31/88            $9,331.55                $9,624.36          $9,144.24
9/30/88            $8,556.15                $10,033.96         $9,125.89
10/31/88           $9,144.39                $10,313.16         $9,656.43
11/30/88           $10,080.21               $10,165.84         $10,517.68
12/30/88           $9,358.29                $10,343.04         $9,893.40
1/31/89            $9,330.27                $11,099.70         $9,907.16
2/28/89            $9,918.67                $10,823.80         $10,286.61
3/31/89            $10,731.21               $11,076.02         $11,136.46
4/28/89            $10,479.04               $11,650.50         $10,551.03
5/31/89            $9,582.44                $12,120.11         $9,019.52
6/30/89            $10,703.19               $12,051.89         $9,839.91
7/31/89            $10,930.32               $13,139.10         $10,821.73
8/31/89            $10,845.14               $13,395.10         $10,213.45
9/29/89            $11,867.20               $13,340.56         $11,063.69
10/31/89           $11,952.37               $13,031.18         $12,049.40
11/30/89           $14,110.04               $13,295.85         $14,023.17
12/29/89           $15,416.00               $13,614.70         $14,400.95
1/31/90            $16,896.64               $12,701.19         $15,339.27
2/28/90            $14,545.04               $12,864.49         $13,501.76
3/30/90            $13,528.92               $13,205.13         $13,321.54
4/30/90            $12,077.32               $12,876.18         $11,751.64
5/31/90            $12,367.64               $14,129.12         $11,011.73
6/29/90            $11,293.46               $14,033.88         $10,310.17
7/31/90            $11,943.87               $13,989.04         $10,912.20
8/31/90            $11,796.05               $12,726.11         $11,768.68
9/28/90            $11,234.33               $12,107.68         $11,235.27
10/31/90           $10,465.66               $12,056.49         $10,108.57
11/30/90           $10,051.77               $12,834.29         $9,040.66
12/31/90           $10,140.46               $13,191.45         $8,444.65
1/31/91            $9,020.47                $13,764.50         $7,700.76
2/28/91            $9,777.22                $14,747.66         $7,473.31
3/28/91            $8,959.93                $15,104.43         $6,405.65
4/30/91            $9,171.82                $15,140.34         $6,761.78
5/31/91            $10,291.81               $15,791.25         $7,857.41
6/28/91            $10,866.94               $15,068.34         $8,557.28
7/31/91            $10,501.67               $15,770.08         $8,316.05
8/30/91            $8,675.29                $16,142.61         $6,743.66
9/30/91            $9,192.76                $15,872.36         $7,258.73
10/31/91           $9,497.16                $16,085.28         $7,476.81
11/29/91           $9,923.31                $15,438.94         $7,919.16
12/31/91           $8,553.53                $17,201.64         $7,412.75
1/31/92            $8,522.43                $16,881.48         $8,192.95
2/28/92            $7,682.63                $17,100.02         $7,774.66
3/31/92            $7,558.21                $16,767.84         $7,088.50
4/30/92            $7,029.45                $17,259.63         $6,313.96
5/29/92            $7,496.00                $17,344.03         $6,934.36
6/30/92            $6,905.03                $17,086.09         $7,108.58
7/31/92            $6,559.78                $17,783.53         $6,948.42
8/31/92            $5,994.82                $17,420.24         $6,138.37
9/30/92            $5,398.48                $17,625.02         $5,741.51
10/30/92           $4,645.20                $17,685.51         $4,959.66
11/30/92           $4,331.34                $18,286.06         $5,123.43
12/31/92           $4,205.79                $18,510.40         $4,703.56
1/29/93            $4,430.53                $18,664.99         $5,277.36
2/26/93            $4,815.79                $18,919.29         $5,560.66
3/31/93            $5,714.74                $19,318.22         $6,822.52
4/30/93            $6,645.79                $18,851.29         $8,305.88
5/28/93            $7,930.00                $19,354.32         $10,425.45
6/30/93            $8,058.43                $19,410.81         $10,280.42
7/30/93            $9,158.77                $19,332.65         $11,163.58
8/31/93            $7,508.25                $20,064.58         $9,293.47
9/30/93            $7,152.26                $19,910.70         $7,891.15
10/29/93           $8,026.06                $20,322.30         $9,397.26
11/30/93           $7,961.34                $20,128.60         $9,773.84
12/31/93           $9,417.68                $20,371.95         $11,400.10
1/31/94            $8,469.37                $21,063.89         $10,181.22
2/28/94            $7,946.17                $20,492.69         $10,333.52
3/31/94            $7,848.07                $19,600.98         $10,400.11
4/29/94            $8,076.97                $19,852.10         $10,215.91
5/31/94            $7,815.37                $20,176.62         $9,495.54
6/30/94            $8,207.77                $19,682.88         $10,280.33
7/29/94            $8,505.63                $20,328.74         $10,454.97
8/31/94            $9,432.31                $21,160.28         $11,469.69
9/30/94            $10,557.57               $20,643.26         $12,307.79
10/31/94           $9,994.94                $21,106.37         $11,428.10
11/30/94           $8,737.30                $20,338.65         $9,992.50
12/30/94           $9,167.55                $20,639.95         $10,265.76
1/31/95            $7,018.38                $21,174.84         $7,672.22
2/28/95            $7,421.35                $21,999.25         $7,616.12
3/31/95            $7,757.16                $22,647.36         $7,388.27
4/28/95            $7,387.77                $23,313.75         $7,246.48
5/31/95            $7,186.28                $24,244.15         $6,778.38
6/30/95            $7,287.03                $24,806.29         $7,118.32
7/31/95            $7,865.90                $25,628.55         $7,474.25
8/31/95            $7,831.85                $25,692.52         $7,529.06
9/29/95            $7,763.75                $26,776.18         $7,455.17
10/31/95           $6,571.94                $26,680.52         $6,265.56
11/30/95           $6,640.05                $27,850.42         $6,369.22
12/29/95           $6,708.15                $28,386.89         $6,627.43
1/31/96            $8,195.01                $29,351.93         $8,366.56
2/29/96            $7,952.96                $29,624.99         $8,299.47
3/29/96            $7,503.45                $29,910.22         $8,050.15
4/30/96            $7,538.02                $30,350.79         $8,078.30
5/31/96            $7,745.49                $31,132.19         $8,304.64
6/28/96            $6,431.52                $31,250.88         $7,149.75
7/31/96            $6,361.62                $29,870.98         $7,065.37
8/30/96            $6,326.66                $30,502.01         $7,161.01
9/30/96            $5,767.40                $32,217.21         $6,552.49
10/31/96           $5,662.54                $33,105.43         $6,637.86
11/29/96           $5,278.04                $35,605.60         $5,950.66
12/31/96           $4,998.41                $34,900.28         $5,790.63
1/31/97            $4,498.57                $37,079.51         $5,315.89
2/28/97            $5,141.23                $37,370.62         $6,282.61
3/31/97            $4,427.17                $35,837.98         $5,294.93
4/30/97            $4,070.14                $37,975.56         $4,800.12
5/30/97            $4,141.54                $40,285.92         $4,724.84
6/30/97            $3,441.76                $42,089.74         $3,826.09
7/31/97            $3,514.99                $45,436.89         $3,829.31
8/29/97            $3,551.61                $42,893.34         $3,895.13
9/30/97            $3,478.38                $45,241.13         $3,954.86
10/31/97           $2,709.47                $43,731.90         $3,349.93
11/28/97           $2,087.03                $45,754.68         $2,693.04
12/31/97           $2,130.96                $46,539.89         $2,962.77
1/30/98            $2,130.96                $47,054.15         $3,209.36
2/27/98            $1,944.04                $50,445.93         $2,846.16
3/31/98            $1,981.42                $53,027.11         $2,905.01
4/30/98            $2,093.58                $53,560.35         $3,840.15
5/29/98            $1,682.34                $52,640.99         $3,257.54
6/30/98            $1,416.90                $54,777.67         $2,663.52


THE YEAR IN REVIEW
The gold market was shaken early in the fiscal year by news of the Australian Central Bank selling two-thirds of its gold reserves. This news so soon after the Bre-X scandal, caused gold prices to fall to 12-year lows. In October 1997, the gold market was shaken again as it was revealed that an advisory to the Swiss National Bank recommended gold be sold to raise money for a Swiss humanitarian fund. While this recommendation was not ratified, these events profoundly affected the price of gold. Further selling from the central banks of Argentina, Belgium and the Netherlands caused gold prices to fall to 18-year lows in January 1998. Interestingly, approximately 50 percent of these sales were to other central banks.

Gold prices rebounded in April to $314.95, but later fell below the psychologically significant $300 level. The decision by the European Monetary Union to hold 15 percent of its reserves in gold had little effect on the gold price, with gold trading between $290 and $300 throughout June. This tight trading range, set against the backdrop of a bull market in the general markets, heightened pessimism towards gold's future. The negative sentiment toward gold shares led to an undervaluation of share prices. In some extreme cases, junior exploration companies traded at a discount to the per share cash value.

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS


The decline in value of Asian currencies versus the U.S. dollar had a negative impact on gold price. In June 1998, we saw the development of a strong correla-tion between the price of gold and the yen versus the dollar. Japan and other Asian nations are traditionally large consumers of gold. As their currencies declined against the dollar, gold became too expensive for Asian consumers to purchase. This weaker demand led to weaker prices.

The weakness of the currencies of South Africa and Australia, both large gold-producing nations, increased the profitability of their mines. Producing companies sold gold forward to lock in higher prices in their local currencies. The forward selling contributed to the weakness in gold price as the additional supply of metal reached the market.

In an attempt to reduce corporate overheads and lower costs, the South African mining industry underwent consolidation. As a result, two new gold mining companies were created, Anglogold and Goldfields Limited. Anglogold is now the world's largest producer of gold, and Goldfields Limited is among the top five producers.

INVESTMENT HIGHLIGHTS
As stated above, gold price last year reached 18 year lows. In spite of the funds' strategy to invest in companies with sufficient cash to finance development, low debt, and hedged production to insulate against dropping gold price, the negative sentiment in the gold sector was too great to overcome. Unfortunate for gold funds, gold equity prices dropped in part due to selling by non-gold oriented funds as they divested from the sector. In addition, the losses in the sector caused an unusually high degree of tax loss selling towards the end of December leading to the lowest prices of the year.

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS

WORLD GOLD FUND

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
The Pioneer Group, Inc.                      10.41%
     Investment Advisors

Barrick Gold Corp.                            8.09%
     Senior Gold Producers

Delta Gold, NL                                7.75%
     Intermediate Gold Producers

Franco-Nevada Mining Corp.                    7.07%
     Mining Finance

Euro-Nevada Mining Corp.                      6.49%
     Mining Finance

Ashanti Goldfields Co. Ltd.                   4.53%
     Senior Gold Producers

Ranger Minerals NL                            3.76%
     Junior Gold Producers

Meridian Gold Inc                             3.60%
     Intermediate Gold Producers

Getchell Gold Corp.                           3.42%
     Intermediate Gold Producers

Newmont Mining Corp.                          3.29%
     Senior Gold Producers


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
Senior Gold Producers                        24.54%

Intermediate Gold Producers                  19.03%

Mining Finance                               14.02%

Investment Advisors                          10.41%

Junior Gold Producers                        10.26%

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS

GOLD SHARES FUND

TOP 10 HOLDINGS-BASED ON TOTAL INVESTMENTS
Franco-Nevada Mining Corp.                    9.97%
     Gold Mining - North America

Meridian Gold Inc.                            9.79%
     Gold Mining - North America

The Pioneer Group, Inc.                       9.18%
     Investment Advisors

Freeport-McMoRan Copper & Gold                6.12%
     Mining Services

Anglogold Ltd.                                5.80%
     Gold Mining - Africa

Barrick Gold Corp.                            5.54%
     Gold Mining - North America

Placer Dome, Inc.                             5.30%
     Gold Mining - North America

Normandy Mining Ltd.                          4.88%
     Gold Mining - Australia

Newmont Mining Corp.                          4.82%
     Gold Mining - North America

Homestake Mining                              4.73%
     Gold Mining - North America


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS
Gold Mining - North America                  52.17%

Gold Mining - Australia                      14.21%

Gold Mining - Africa                         13.14%

Investment Advisors                           9.18%

Mining Services                               2.95%

FUND MANAGER'S PERSPECTIVE

GOLD FUNDS

WORLD GOLD FUND

PORTFOLIO PROFILE                                                JUNE 30, 1998
Country Distribution                                          % of Investments
         Canada                                                         47.26%
         U.S.                                                           20.68%
         Australia                                                      16.87%
         Ghana                                                           4.26%
         Zimbabwe                                                        1.28%
         Other Foreign                                                   3.02%
         U.S. Repurchase Agreements                                      6.63%
Number of Stocks                                                            99


GOLD SHARES FUND

PORTFOLIO PROFILE                                                JUNE 30, 1998
Country Distribution                                          % of Investments
         U.S.                                                           34.58%
         Canada                                                         31.89%
         Australia                                                      14.21%
         South Africa                                                   11.62%
         Other Foreign                                                   2.30%
         U.S. Repurchase Agreements                                      5.40%
Number of Stocks                                                            38


CURRENT OUTLOOK
The gold market is both cyclical and volatile. Within a given cycle, regardless of the direction of price, daily volatility exists. Gold metal has strong price fundamentals. In spite of recent sales, current demand exceeds new mine supply. Unfortunately, recent negative sentiments have outweighed the fundamentals of supply and demand, causing a decline in gold prices. Looking forward, the price of gold will remain closely linked to the strength of the U.S. dollar against other currencies. Events that may reverse negative market sentiments likely would include the stability of the new European Central Bank; significant steps taken by the government of Japan to revive its economy; and producers exhibiting a willingness to curb forward sales.

PORTFOLIO OF INVESTMENTS                                           JUNE 30, 1998

U.S. TREASURY SECURITIES CASH FUND

UNITED STATES GOVERNMENT
OBLIGATIONS 83.67%                  Coupon  Maturity     Principal
                                      Rate      Date        Amount         Value
United States Treasury Notes 83.67%
--------------------------------------------------------------------------------
                                     6.25%  07/31/98   $20,000,000   $20,013,609
                                     4.75%  08/31/98    25,000,000    24,972,745
                                     4.75%  09/30/98    25,000,000    24,961,080
                                     6.00%  09/30/98    25,000,000    25,038,335
                                     5.625% 11/30/98    30,000,000    30,037,255
--------------------------------------------------------------------------------
Total United States Government Obligations                           125,023,024
--------------------------------------------------------------------------------
     (cost $125,023,024)

REPURCHASE  AGREEMENTS 38.53%
Joint Tri-Party Repurchase Agreements,
     6/30/98, collateralized by
     U.S. Treasury securities held in joint tri-party repurchase accounts:

5.75%, Donaldson, Lufkin & Jenrette, Inc.,
     repurchase price $25,003,993    5.75%  07/01/98    25,000,000    25,000,000
5.85%, Morgan Stanley, Dean Witter & Co.,
     repurchase price $32,579,240    5.85%  07/01/98    32,573,947    32,573,947

--------------------------------------------------------------------------------
Total Repurchase Agreements                                           57,573,947
--------------------------------------------------------------------------------
     (cost $57,573,947)

--------------------------------------------------------------------------------
Total Investments 122.20%                                            182,596,971
--------------------------------------------------------------------------------
     (cost $182,596,971)
Other assets and liabilities, net (22.20)%                          (33,175,585)
                                                                     -----------

NET ASSETS 100%                                                     $149,421,386
                                                                    ------------

See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

UNITED STATES GOVERNMENT AND
AGENCY OBLIGATIONS 99.28%          Coupon    Maturity    Principal
                                     Rate        Date       Amount         Value
Federal Farm Credit Bank 6.50%
--------------------------------------------------------------------------------
Discount Note:
                    Yield           4.99%    07/14/98   $2,000,000    $1,996,129
Variable Rates:
                                    5.52%    08/11/98      500,000       499,928
                                    5.51%    10/01/98   25,000,000    24,996,850
                                    5.37%    11/02/98   17,000,000    16,994,588
Fixed Rate:
                                    5.38%    03/02/99    5,000,000     4,989,499
                                                                       ---------
                                                                      49,476,994

Federal Home Loan Bank 74.51%
--------------------------------------------------------------------------------
Discount Notes:
                    Yield           5.53%    07/01/98   37,967,000    37,967,000
                    Yield           5.52%    07/08/98   10,000,000     9,989,734
                    Yield           5.10%    07/17/98   10,000,000     9,975,956
                    Yield           5.21%    07/23/98    5,000,000     4,983,959
                    Yield           5.27%    08/07/98    5,000,000     4,972,559
                    Yield           5.33%    08/25/98    5,000,000     4,959,437
                    Yield           5.37%    09/25/98    3,695,000     3,647,776
Variable Rates:
                                    5.44%    07/02/98   20,000,000    19,999,962
                                    5.45%    07/30/98   10,000,000     9,999,395
                                    5.44%    08/18/98   50,000,000    49,995,465
                                   10.00%    08/20/98    3,000,000     3,015,717
                                    5.43%    09/17/98   20,000,000    19,996,638
                                    5.36%    10/14/98   25,000,000    24,998,201
                                    5.60%    10/20/98   25,000,000    25,000,000
                                    5.57%    11/04/98   42,500,000    42,493,800
                                    5.46%    12/03/98   25,000,000    24,990,376
                                    5.48%    12/24/98   25,000,000    24,994,133
                                    5.48%    03/10/99    5,000,000     4,995,872
                                    5.57%    03/26/99   29,000,000    28,992,548
                                    5.57%    04/01/99   10,000,000     9,994,908
                                    5.59%    04/09/99   10,000,000     9,997,730
                                    5.63%    06/02/99   25,000,000    24,982,001
Fixed Rates:
                                    6.02%    07/06/98    2,000,000     2,000,107
                                    5.22%    07/08/98    7,025,000     7,024,557


-44-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

U.S. GOVERNMENT SECURITIES SAVINGS FUND

                                   Coupon    Maturity    Principal
                                     Rate        Date       Amount         Value
Federal Home Loan Bank
--------------------------------------------------------------------------------
Fixed Rates: (continued)
                                    5.76%    07/08/98   $5,000,000    $5,000,128
                                    5.24%    07/20/98    6,675,000     6,673,854
                                    5.19%    08/26/98      150,000       149,854
                                    5.80%    09/18/98   20,500,000    20,502,899
                                    4.83%    09/21/98    1,000,000       998,134
                                    5.04%    10/01/98    2,000,000     1,996,182
                                    6.10%    10/07/98    2,000,000     2,002,682
                                    5.63%    10/08/98    5,000,000     5,002,315
                                    5.80%    10/27/98    5,000,000     5,005,878
                                    5.80%    11/03/98      500,000       500,325
                                    5.64%    11/09/98      310,000       310,000
                                    5.71%    11/20/98    5,000,000     5,004,154
                                    5.81%    11/20/98    5,000,000     4,999,894
                                    9.25%    11/25/98    5,200,000     5,272,143
                                    5.43%    12/14/98    5,000,000     4,995,635
                                    5.74%    12/23/98    5,000,000     5,004,144
                                    5.39%    01/22/99    5,000,000     4,994,069
                                    5.67%    01/22/99      750,000       750,000
                                    5.58%    01/26/99    5,000,000     4,996,773
                                    5.44%    02/02/99    2,500,000     2,497,875
                                    6.09%    02/05/99    1,000,000     1,003,051
                                    5.42%    02/10/99    3,000,000     2,995,608
                                    5.51%    02/16/99    1,700,000     1,698,845
                                    5.37%    02/23/99    1,000,000       998,129
                                    5.47%    02/24/99    5,000,000     5,000,000
                                    5.43%    02/25/99    1,000,000       999,335
                                    5.48%    02/26/99    5,000,000     4,998,363
                                    5.53%    02/26/99    5,000,000     5,000,000
                                    5.61%    03/02/99    5,000,000     5,000,000
                                    5.58%    03/11/99    5,000,000     4,996,783
                                    5.56%    03/16/99    5,000,000     4,999,863
                                    5.50%    03/19/99    5,000,000     4,994,599
                                    5.88%    03/19/99      470,000       471,139
                                    5.72%    03/26/99      550,000       549,605
                                    5.70%    04/15/99    5,000,000     4,998,754
                                    5.75%    05/06/99    7,090,000     7,089,766
                                    5.74%    05/07/99    1,050,000     1,049,808


-45-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

U.S. GOVERNMENT SECURITIES SAVINGS FUND

                                   Coupon    Maturity    Principal
                                     Rate        Date       Amount         Value
Federal Home Loan Bank
--------------------------------------------------------------------------------
Fixed Rates: (continued)
                                    5.75%    05/12/99   $5,000,000    $4,999,320
                                    5.83%    05/18/99    3,930,000     3,930,000
                                    5.73%    07/07/99    5,000,000     4,999,219
                                                                       ---------
                                                                     567,396,956

Student Loan Marketing Association 18.27%
--------------------------------------------------------------------------------
Variable Rates:
                                    5.41%    08/20/98   25,000,000    25,000,000
                                    5.32%    09/28/98   17,700,000    17,691,403
                                    5.34%    01/13/99    4,000,000     3,996,632
                                    5.56%    04/01/99   10,000,000     9,997,103
Fixed Rates:
                                    5.60%    08/11/98   15,000,000    14,995,957
                                    5.50%    09/03/98    4,250,000     4,247,516
                                    5.78%    09/09/98      700,000       700,374
                                    5.79%    09/16/98    5,000,000     4,999,470
                                    5.32%    11/10/98   11,000,000    10,991,274
                                    5.72%    11/20/98    5,000,000     5,004,832
                                    5.89%    12/03/98    5,500,000     5,509,143
                                    7.72%    01/25/99    1,000,000     1,011,216
                                    5.56%    01/27/99   10,000,000    10,000,000
                                    5.40%    02/10/99   10,000,000     9,994,099
                                    5.63%    02/12/99   10,000,000    10,000,000
                                    5.53%    03/04/99    5,000,000     5,000,000
                                                                       ---------
                                                                     139,139,019

--------------------------------------------------------------------------------
Total Investments 99.28%                                             756,012,969
--------------------------------------------------------------------------------
     (cost $756,012,969)
Other assets and liabilities, net 0.72%                                5,504,609
                                                                       ---------

NET ASSETS 100%                                                     $761,517,578
                                                                    ============

See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

NEAR-TERM TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS 94.70%               Rate        Date       Amount         Value

Arizona 6.89%
--------------------------------------------------------------------------------
Yuma Arizona Refinancing, GO        4.55%    07/01/06     $550,000      $555,681

California 2.25%
--------------------------------------------------------------------------------
West Hollywood Certificates
    of Participation, Series A     12.00%    02/01/00      170,000       181,247

Connecticut 4.13%
--------------------------------------------------------------------------------
Bridgeport Series A, GO             6.00%    03/01/06      300,000       332,625

Georgia 4.04%
--------------------------------------------------------------------------------
Columbus Water & Sewer Revenue      6.65%    05/01/09      300,000       325,500

Illinois 2.09%
--------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)         0.00%    11/01/08      275,000       168,781

Iowa 4.00%
--------------------------------------------------------------------------------
Finance Authority
     Hospital Facility, Revenue     5.15%    07/01/04      310,000       322,788

Kansas 5.25%
--------------------------------------------------------------------------------
Seward County School District #480  7.40%    09/01/03      370,000       423,650

Michigan 6.47%
--------------------------------------------------------------------------------
State Housing Development Authority,
     Revenue                        5.88%    10/01/17      500,000       521,250

Nebraska 3.41%
--------------------------------------------------------------------------------
Nebraska Public Power District,
     Revenue                        5.70%    01/01/05      255,000       274,762

Nevada 6.56%
--------------------------------------------------------------------------------
Nevada State Municipal Bond
     Bank Project #51,Series A,GO   5.10%    01/01/08      250,000       258,750
Washoe County Gas & Water
     Facilities, Revenue            6.30%    12/01/14      250,000       270,313
                                                                         -------
                                                                         529,063


-47-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

NEAR-TERM TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS                      Rate        Date       Amount         Value

New Jersey 3.90%
--------------------------------------------------------------------------------
Washington Township
     Board of Education, GO         5.10%    02/01/08     $300,000      $314,625

Ohio 7.18%
--------------------------------------------------------------------------------
Akron Bath Copley Township Hospital
     District, Series A             5.90%    11/15/02      400,000       422,500
Ohio State Building Authority       7.30%    03/01/02      150,000       156,470
                                                                         -------
                                                                         578,970

Oklahoma 2.79%
--------------------------------------------------------------------------------
University of Oklahoma, Revenue    12.00%    03/01/00      200,000       225,000

Oregon 3.88%
--------------------------------------------------------------------------------
Portland Water System, Revenue      4.80%    08/01/05      300,000       312,750

South Carolina 3.86%
--------------------------------------------------------------------------------
Georgetown County Pollution Control
     Facilities Revenue, Series A   7.38%    06/15/05      300,000       311,322

Texas 8.50%
--------------------------------------------------------------------------------
Dallas Civic Center, Revenue        6.10%    01/01/08      195,000       195,000
Haltom City Tax Note:               4.50%    02/01/99      185,000       185,821
                                    4.70%    02/01/00      195,000       196,950
Harris County, Revenue             10.00%    10/01/99      100,000       107,375
                                                                         -------
                                                                         685,146

Utah 7.88%
--------------------------------------------------------------------------------
Municipal Finance COOP Local
     Government, Revenue            6.40%     08/01/09     300,000       321,000
Weber County School District,
     Series A, GO                   5.15%     06/15/08     300,000       314,250
                                                                         -------
                                                                         635,250

Virgin Islands 3.75%
--------------------------------------------------------------------------------
Virgin Islands Public Finance
     Authority, Revenue             5.00%     10/01/03     300,000       302,250


-48-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

NEAR-TERM TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS                      Rate        Date       Amount         Value

Virginia 1.30%
--------------------------------------------------------------------------------
Lynchburg Development Authority,
     Revenue                        5.88%    09/01/13     $100,000      $104,750

Washington 3.98%
--------------------------------------------------------------------------------
King County, Series A, GO,
     Pre-Refunded                   5.80%    12/01/06       40,000        42,950
King County, Series A, GO           5.80%    12/01/06      260,000       277,550
                                                                         -------
                                                                         320,500

Wisconsin 2.59%
--------------------------------------------------------------------------------
State Health & Educational
     Facilities, Revenue            5.20%    06/01/05      200,000       208,500

--------------------------------------------------------------------------------
Total Municipal Bonds                                         7,634,410
--------------------------------------------------------------------------------
     (cost $7,503,801)

REPURCHASE AGREEMENT 3.60%
Joint Repurchase Tri-Party Agreement,
     Morgan Stanley, Dean Witter & Co.,
     6/30/98, 5.85%, repurchase price
     $290,014, collateralized by U.S.
     Treasury securities held in a
     joint tri-party repurchase
     account (cost $289,967)        5.85%    07/01/98      289,967       289,967

--------------------------------------------------------------------------------
Total Investments 98.30%                                               7,924,377
--------------------------------------------------------------------------------
     (cost $7,793,768)
Other assets and liabilities, net 1.70%                                  137,082
                                                                         -------

NET ASSETS 100%                                                       $8,061,459
                                                                      ==========



See notes to portfolio of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS  97.17%              Rate        Date       Amount         Value

Arizona 2.30%
--------------------------------------------------------------------------------
Mesa Utility Services Revenue       4.90%    07/01/16     $500,000      $491,250

Connecticut 2.50%
--------------------------------------------------------------------------------
Connecticut State Development
     Authority Water Facility
     Revenue, Refunding             7.25%    06/01/20      500,000       535,000

Florida 3.66%
--------------------------------------------------------------------------------
Florida Board of Education Capital
     Outlay GO Unlimited Tax,
     Refunding, Series A            6.625%   06/01/07      700,000       784,000

Georgia 1.14%
--------------------------------------------------------------------------------
Savannah Hospital Authority
     Revenue                        6.20%    07/01/23      230,000       242,938

Hawaii 1.98%
--------------------------------------------------------------------------------
Hawaii State Department of
     Budget and Finance             6.00%    07/01/19      400,000       423,000

Illinois 12.94%
--------------------------------------------------------------------------------
Boone McHenry and Dekalb Counties
     Community Unit School District
     (ZCB)                          0.00%    12/01/08    1,000,000       617,500
Illinois Development Financing
     Authority Revenue, Series B    6.25%    09/01/17      250,000       270,000
Illinois Health Facility Authority
     Revenue, Series A              6.80%    01/01/22      400,000       431,000
Illinois Regional Transportation
     Authority Revenue, Series A    7.20%    11/01/20      250,000       319,688
Illinois State Sales Tax Revenue    5.10%    06/15/18      615,000       610,388
Lake County School District OH
     Unlimited                      5.375%   01/01/11      500,000       521,250
                                                                         -------
                                                                       2,769,826

Indiana 7.50%
--------------------------------------------------------------------------------
Fort Wayne Water Works Revenue      4.75%    12/01/10      500,000       499,375
Indiana Health Facility Finance
     Authority Revenue, Series A    5.75%    08/01/08      540,000       564,300
Warren Township Independant School
     Building Corp., Series A       6.00%    07/15/12      500,000       541,875
                                                                         -------
                                                                       1,605,550


-50-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS                      Rate        Date       Amount         Value

Iowa 1.45%
--------------------------------------------------------------------------------
Waterloo Iowa Revenue, Series A     7.10%    08/15/01     $300,000      $309,375

Massachusetts 2.53%
--------------------------------------------------------------------------------
Massachusetts State Health &
     Educational Facilities
     Authority Revenue, Refunding
     Issue A                        7.10%    07/01/21      500,000       541,875

Michigan 9.06%
--------------------------------------------------------------------------------
Allegan Public School District      5.10%    05/01/18      580,000       577,100
Belding Area Schools                5.00%    05/01/18      390,000       383,175
Michigan State Hospital
     Finance Authority Revenue      4.90%    05/15/13      500,000       494,375
Wyoming Building Authority          5.25%    05/01/18      480,000       483,600
                                                                         -------
                                                                       1,938,250

Mississippi 1.93%
--------------------------------------------------------------------------------
Vicksburg Leased Housing Corp.
     Housing Revenue, Refunding,
     Series A                       6.125%   02/15/22      400,000       413,500

Nevada 4.21%
--------------------------------------------------------------------------------
Clark County Las Vegas Convention &
     Visitors Authority, GO
     Limited Tax                    5.50%    07/01/17      870,000       901,537

North Carolina 3.36%
--------------------------------------------------------------------------------
North Carolina Eastern Municipal
     Power Agency Revenue,
     Refunding, Series A            5.60%    01/01/10      675,000       718,031

Ohio 2.35%
--------------------------------------------------------------------------------
Olentangy Local School District,
     GO Limited Tax,Series A        6.25%    12/01/15      240,000       264,300
South Euclid Special Assessment,
     GO Limited                     6.70%    12/01/14      200,000       238,000
                                                                         -------
                                                                         502,300


-52-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS                      Rate        Date       Amount         Value

Pennsylvania 3.02%
--------------------------------------------------------------------------------
Allegheny County Hospital
     Development Authority
     Revenue, Refunding             6.00%    05/01/20     $365,000      $388,269
Chester County Health &
     Educational Facilities
     Authority, Revenue             5.00%    05/15/08      250,000       257,500
                                                                         -------
                                                                         645,769

Rhode Island 4.88%
--------------------------------------------------------------------------------
North Providence
     GO Unlimited Tax, Series A     6.05%    07/01/13      500,000       554,375
Providence Public Building
     Authority Revenue, Series B    7.25%    12/15/10      450,000       489,375
                                                                         -------
                                                                       1,043,750

South Carolina 2.26%
--------------------------------------------------------------------------------
South Carolina Jobs Economic
     Development Authority Revenue  5.00%    11/01/23      500,000       483,750

Tennessee 1.35%
--------------------------------------------------------------------------------
State Development Authority
     Revenue, Series 1992           7.00%    10/01/11      265,000       289,181

Texas 16.10%
--------------------------------------------------------------------------------
Austin General Obligation           5.00%    09/01/16      565,000       557,231
Comal Independent School
     District:                      4.75%    02/01/99      230,000       231,536
                                    4.90%    02/01/00      240,000       242,100
                                    5.00%    02/01/01      255,000       258,506
Gulf Coast Water Systems
     Authority                      5.00%    08/15/17      500,000       495,000
Mercedes Independent School
     District                       5.00%    08/15/20      380,000       370,025
Pearland Certificates of
     Obligation, Series             5.25%    03/01/13      305,000       310,719
State Water Development Board,
     Revenue                        5.00%    07/15/19      500,000       493,750
Victoria Independent School
     District                       5.00%    02/15/19      500,000       487,500
                                                                         -------
                                                                       3,446,367

Virginia 2.07%
--------------------------------------------------------------------------------
State Housing Development
     Authority Multifamily,
     Revenue, Series E              5.90%    11/01/17      425,000       442,531


-52-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

TAX FREE FUND

                                   Coupon    Maturity    Principal
MUNICIPAL BONDS                      Rate        Date       Amount         Value

Washington 1.51%
--------------------------------------------------------------------------------
Seattle Indian Services,
     Refunding Revenue              6.50%    11/01/17     $305,000      $324,063

West Virginia 7.37%
--------------------------------------------------------------------------------
Berkeley County Hospital
     Revenue, Refunding:            6.50%    11/01/09      115,000       122,762
                                    6.50%    11/01/22      280,000       297,850
West Virginia Housing Development
     Revenue, Series A              6.05%    05/01/27      790,000       841,350
West Virginia State Hospital
     Finance Authority Revenue      6.10%    01/01/18      300,000       315,375
                                                                         -------
                                                                       1,577,337

Wyoming 1.70%
--------------------------------------------------------------------------------
Wyoming Community Development
     Authority Series A             6.10%    06/01/33      350,000       365,312

--------------------------------------------------------------------------------
Total Municipal Bonds                                                 20,794,492
--------------------------------------------------------------------------------
     (cost $20,039,755)

REPURCHASE AGREEMENT 1.40%
Joint Tri-Party Repurchase Agreement,
     Morgan  Stanley,Dean  Witter & Co.,
     6/30/98, 5.85%, repurchase price
     $298,764, collateralized by U.S.
     Treasury Securities held in a
     joint tri-party repurchase
     account (cost $298,715)        5.85%    07/01/98      298,715       298,715

--------------------------------------------------------------------------------
Total Investments 98.57%                                              21,093,207
--------------------------------------------------------------------------------
     (cost $20,338,470)
Other assets and liabilities, net 1.43%                                  306,436
                                                                         -------

NET ASSETS 100%                                                      $21,399,643
                                                                     ===========



See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

INCOME FUND

COMMON STOCKS 82.71%                                    Shares            Value

Airlines 0.80%
--------------------------------------------------------------------------------
Southwest Airlines Co.                                   3,000          $88,875

Business Services 1.86%
--------------------------------------------------------------------------------
Cendant Corp.                                            3,000           62,625*
Dun & Bradstreet Corp.                                   4,000          144,000
                                                                        -------
                                                                        206,625

Chemical & Pharmaceuticals 2.18%
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                 3,000          138,375
Warner-Lambert Co.                                       1,500          104,063
                                                                        -------
                                                                        242,438

Communication Equipment 1.82%
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                 8,000          203,000

Eating & Drinking Places 0.63%
--------------------------------------------------------------------------------
Luby's Cafeterias, Inc.                                  4,000           70,250

Electric Services 18.85%
--------------------------------------------------------------------------------
American Electric Power, Inc.                            4,000          181,500
Baltimore Gas & Electric Co.                             3,000           93,187
Central & South West Corp.                               5,000          134,375
DQE, Inc.                                                4,000          144,000
FPL Group, Inc.                                          3,000          189,000
Houston Industries                                       4,000          123,500
Illinova Corp.                                          10,000          300,000
Minnesota Power & Light Co.                              3,000          119,250
PECO Energy Co.                                         10,000          291,875
Southern Co.                                             7,000          193,813
TNP Enterprises                                          2,000           61,750
Washington Water Power Co.                               5,000          112,188
Western Resources, Inc.                                  4,000          155,250
                                                                        -------
                                                                      2,099,688

Financial Services 1.63%
--------------------------------------------------------------------------------
Travelers Group, Inc.                                    3,000          181,875


-54-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

INCOME FUND

COMMON STOCKS                                           Shares            Value

Food & Beverages 2.87%
--------------------------------------------------------------------------------
H.J. Heinz Co.                                           3,500         $196,437
PepsiCo, Inc.                                            3,000          123,563
                                                                        -------
                                                                        320,000

Healthcare 0.67%
--------------------------------------------------------------------------------
American Health Properties, Inc.                         3,000           75,000

Instruments 2.31%
--------------------------------------------------------------------------------
Baxter International, Inc.                               2,000          107,625
Martin Industries, Inc.                                 30,000          150,000
                                                                        -------
                                                                        257,625

Manufacturing 2.07%
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                  15,000          230,625

Motor Vehicles 1.59%
--------------------------------------------------------------------------------
Ford Motor Co.                                           3,000          177,000

Natural Gas Transmission & Distribution 8.29%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                      5,300          105,337
Consolidated Natural Gas Co.                             3,000          176,625
Enron Corp.                                              3,500          189,219
MCN Energy Group, Inc.                                   4,000           99,500
New Jersey Resources Corp.                               5,000          178,437
Peoples Energy                                           4,500          173,813
                                                                        -------
                                                                        922,931

Office Equipment 1.82%
--------------------------------------------------------------------------------
Xerox Corp.                                              2,000          203,250

Petrochemical & Coal Products 2.17%
--------------------------------------------------------------------------------
Lyondell Petrochemical Co.                               7,923          241,156

Petroleum Refining 3.78%
--------------------------------------------------------------------------------
Chevron Corp.                                            1,500          124,594
Exxon Corp.                                              2,000          142,625
Mobil Corp.                                              2,000          153,250
                                                                        -------
                                                                        420,469


-55-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

INCOME FUND

COMMON STOCKS                                           Shares            Value

Real Estate Investment Trusts 4.82%
--------------------------------------------------------------------------------
Equity Resident Property Trust                           2,500         $118,594
Essex Property Trust, Inc.                               3,000           93,000
Liberty Property Trust (Int'l)                           4,000          102,250
Starwood Lodging Trust                                   2,000           96,625
Walden Residential Properties                            5,000          126,875
                                                                        -------
                                                                        537,344

Steel 0.86%
--------------------------------------------------------------------------------
LTV Corp.                                               10,000           95,625

Telecommunications 19.97%
--------------------------------------------------------------------------------
AT&T Corp.                                               3,500          199,937
Bell Atlantic Corp.                                      5,304          241,995
C-Cube Microsystems, Inc.                                2,000           37,125*
Century Telephone Enterprises                            5,250          240,844
Frontier Corp.                                           6,500          204,750
GTE Corp.                                                3,500          194,687
Lucent Technologies, Inc.                                3,000          249,562
SBC Communications, Inc.                                 4,000          160,000
Sprint Corp.                                             3,000          211,500
Telebras, ADR                                            1,000          109,188
Telefonica de Espana, S.A., ADR                          1,000          139,063
US West, Inc.                                            5,000          235,000
                                                                        -------
                                                                      2,223,651

Tobacco 2.34%
--------------------------------------------------------------------------------
Philip Morris, Inc.                                      3,000          118,125
RJR Nabisco Holdings Corp.                               6,000          142,500
                                                                        -------
                                                                        260,625

Wholesale Food Supplies 1.38%
--------------------------------------------------------------------------------
Sysco Corp.                                              6,000          153,750

--------------------------------------------------------------------------------
Total Common Stocks                                                   9,211,802
--------------------------------------------------------------------------------
     (cost $6,804,101)


-56-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

INCOME FUND

PREFERRED STOCKS 6.67%                                  Shares            Value

Electric Services 2.25%
--------------------------------------------------------------------------------
Duke Energy Capital Trust 7.2%                          10,000         $251,300


Real Estate Investment Trusts 4.42%
--------------------------------------------------------------------------------
First Industrial Realty, 7.9%, Series                    5,000          119,400
Fleet Capital Trust, 7.05%, Series III                  10,000          244,400
Public Storage, Inc., 8.875% Series G                    5,000          128,125
                                                                        -------
                                                                        491,925

--------------------------------------------------------------------------------
Total Preferred Stocks                                                  743,225
--------------------------------------------------------------------------------
     (cost $750,000)

CONVERTIBLE SECURITIES 1.75%                         Principal
                                                        Amount
Gold and Silver Mining
--------------------------------------------------------------------------------
Ashanti Capital, Ltd. Exchangeable Note,
     5.50%, 03/15/03 exchangeable at maturity
     into Shares or Global Depository Shares
     of Ashanti Goldfields Company Limited            $250,000          195,000

--------------------------------------------------------------------------------
Total Convertible Securities                                            195,000
--------------------------------------------------------------------------------
     (cost $203,750)

CORPORATE BONDS 3.11%

Banks 2.15%
--------------------------------------------------------------------------------
Korea Development Bank 7.00%, 7/15/99                  250,000          239,062

Instruments 0.96%
--------------------------------------------------------------------------------
Weirton Steel 10.75%, 6/1/05                           100,000          106,750

--------------------------------------------------------------------------------
Total Corporate Bonds                                                   345,812
--------------------------------------------------------------------------------
     (cost $351,543)


-57-



PORTFOLIO OF INVESTMENTS

INCOME FUND

                                                     Principal            Value
                                                        Amount
REPURCHASE AGREEMENT 4.66%
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
     Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
     repurchase price $518,637, collateralized by U.S.
     Treasury securities held in a joint tri-party
     repurchase account (cost $518,553)               $518,553         $518,553

--------------------------------------------------------------------------------
Total Investments 98.90%                                             11,014,392
--------------------------------------------------------------------------------
     (cost $8,627,947)
Other assets and liabilities, net 1.10%                                 122,429
                                                                        -------

NET ASSETS 100%                                                     $11,136,821
                                                                    ===========




See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998


ALL AMERICAN EQUITY FUND

COMMON STOCKS  86.90%                                   Shares            Value

Aircraft & Aerospace 0.69%
--------------------------------------------------------------------------------
AlliedSignal, Inc.                                       2,200          $97,625
The Boeing Co.                                           2,950          131,459
Raytheon Company, Class A                                  191           11,006
                                                                         ------
                                                                        240,090

Banks 4.00%
--------------------------------------------------------------------------------
Banc One Corp.                                           1,936          108,053
BankAmerica Corp.                                        5,000          432,187
Chase Manhattan Corp.                                    4,800          362,400
Citicorp                                                 1,600          238,800
NationsBank Corp.                                        3,200          244,800
                                                                        -------
                                                                      1,386,240

Beverages 4.67%
--------------------------------------------------------------------------------
Anheuser Busch Co.                                       2,000           94,375
Coca Cola Co.                                           13,000        1,111,500
PepsiCo, Inc.                                           10,000          411,875
                                                                        -------
                                                                      1,617,750

Broadcast/Media 1.34%
--------------------------------------------------------------------------------
Liberty Media Group, Class A                             1,237           48,011*
MediaOne Group, Inc.                                     1,800           79,087
Tele-Communications, Class A                             6,500          249,844*
Viacom, Inc., Class A                                    1,500           87,750*
                                                                         ------
                                                                        464,692

Business Services 1.38%
--------------------------------------------------------------------------------
Billing Concepts Corp.                                  14,000          217,000
Cendant Corp.                                            9,000          187,875
Dun & Bradstreet Corp.                                   2,000           72,000
                                                                         ------
                                                                        476,875

Chemicals 1.44%
--------------------------------------------------------------------------------
Dow Chemical Co.                                         1,000           96,688
E.I. Du Pont de Nemours & Co.                            5,400          402,975
                                                                        -------
                                                                        499,663

Communication Equipment 0.15%
--------------------------------------------------------------------------------
InterVoice, Inc.                                         3,000           53,250*


-59-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

ALL AMERICAN EQUITY FUND

COMMON STOCKS                                           Shares            Value

Computer & Office Equipment 4.93%
--------------------------------------------------------------------------------
Apple Computer, Inc.                                     4,000         $114,750*
Cisco Systems, Inc.                                      4,500          414,281*
COMPAQ Computer Corp.                                    5,000          141,875
Hewlett-Packard Co.                                      4,000          239,500
IBM Corp.                                                5,600          642,950
Minnesota Mining & Manufacturing Co.                     1,700          139,719
NCR Corp.                                                  468           15,210*
                                                                         ------
                                                                      1,708,285

Data Processing & Software 6.79%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                          1,000           72,875
BISYS Group, Inc.                                        3,000          123,000*
ChoicePoint, Inc.                                        3,000          151,875
Computer Associates International                        5,000          277,812
First Data Corp.                                        10,000          333,125
Microsoft Corp.                                         11,200        1,213,800*
Oracle Corp.                                             5,212          128,020*
Reynolds & Reynolds Co., Class A                         3,000           54,563
                                                                         ------
                                                                      2,355,070

Eateries 0.65%
--------------------------------------------------------------------------------
McDonald's Corp.                                         2,800          193,200
Tricon Global Restaurants                                1,000           31,688*
                                                                         ------
                                                                        224,888

Electric Utility 0.15%
--------------------------------------------------------------------------------
PG&E Corp.                                               1,700           53,656

Electronics & Components 3.00%
--------------------------------------------------------------------------------
Emerson Electric Co.                                     1,800          108,675
Intel Corp.                                              8,400          622,650
Motorola, Inc.                                           3,000          157,688
SCI Systems, Inc.                                        4,000          150,500*
                                                                        -------
                                                                      1,039,513

Entertainment 1.49%
--------------------------------------------------------------------------------
The Walt Disney Co.                                      3,700          388,731
Time Warner, Inc.                                        1,500          128,156
                                                                        -------
                                                                        516,887


-60-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

ALL AMERICAN EQUITY FUND

COMMON STOCKS                                           Shares            Value

Financial Services 7.18%
--------------------------------------------------------------------------------
American Express Co.                                     4,000         $456,000
Associates First Capital Corp., Class A                  1,048           80,565
Conseco, Inc.                                           11,500          537,625
Fannie Mae                                              14,000          850,500
Freddie Mac                                              3,800          178,837
J.P. Morgan & Co., Inc.                                    700           81,988
Travelers Group, Inc.                                    5,000          303,125
                                                                        -------
                                                                      2,488,640

Food 0.87%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                               2,315           44,853
H.J. Heinz Co.                                           1,500           84,187
Kellogg Co.                                              1,800           67,613
Sara Lee Corp.                                           1,900          106,281
                                                                        -------
                                                                        302,934

Funeral Services 0.35%
--------------------------------------------------------------------------------
Equity Corp. International                               5,000          120,000*

Healthcare & Equipment 4.24%
--------------------------------------------------------------------------------
Allegiance Corp.                                           220           11,275
Columbia/HCA Healthcare Corp.                            3,600          104,850
Guidant Corp.                                              704           50,204
Humana, Inc.                                             9,000          280,688
Johnson & Johnson Co.                                    9,000          663,750
Prime Medical Services, Inc.                             5,000           46,875*
United Wisconsin Services                                7,000          198,625
Veterinary Centers, Inc.                                 6,000          112,875*
                                                                        -------
                                                                      1,469,142

Household Appliances 3.67%
--------------------------------------------------------------------------------
General Electric Co.                                    14,000        1,274,000

Household Products 2.39%
--------------------------------------------------------------------------------
Colgate Palmolive                                        1,400          123,200
Gillette Co.                                             2,800          158,725
Proctor & Gamble Co.                                     6,000          546,375
                                                                        -------
                                                                        828,300


-61-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

ALL AMERICAN EQUITY FUND

COMMON STOCKS                                           Shares            Value

Insurance 4.27%
--------------------------------------------------------------------------------
Allstate Corp.                                           3,297         $301,882
American Annuity Group, Inc.                             9,700          233,406
American International Group                             4,600          671,600
Hartford Financial Services Group, Inc.                  2,400          274,500
                                                                        -------
                                                                      1,481,388

Machinery 0.49%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        3,200          169,200

Motor Vehicles & Parts 2.19%
--------------------------------------------------------------------------------
Chrysler Corp.                                           4,130          232,829
Ford Motor Co.                                           4,000          236,000
General Motors Corp.                                     3,000          200,437
ITT Industries, Inc.                                       400           14,950
Lo-Jack Corp.                                            5,000           62,188*
Meritor Automotive, Inc.                                   600           14,400
                                                                         ------
                                                                        760,804

Natural Gas Transmission & Distribution 0.31%
--------------------------------------------------------------------------------
Enron Corp.                                              2,000          108,125

Office Equipment 0.35%
--------------------------------------------------------------------------------
Xerox Corp.                                              1,200          121,950

Oil & Gas Extraction 0.27%
Atlantic Richfield Co.                                   1,200           93,750

Petroleum Refining 3.73%
--------------------------------------------------------------------------------
AMOCO Corp.                                              3,400          141,525
Chevron Corp.                                            2,600          215,962
Exxon Corp.                                              5,800          413,613
Mobil Corp.                                              1,200           91,950
Phillips Petroleum Co.                                   1,100           53,006
Royal Dutch Petroleum                                    3,600          197,325
Texaco, Inc.                                             3,000          179,063
                                                                        -------
                                                                      1,292,444


-62-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

ALL AMERICAN EQUITY FUND

COMMON STOCKS                                           Shares            Value

Pharmaceuticals 10.48%
--------------------------------------------------------------------------------
Abbott Laboratories                                      6,000         $245,250
American Home Products                                   4,400          227,700
Baxter International, Inc.                               1,100           59,194
Biogen, Inc.                                             2,000           98,000*
Bristol-Myers Squibb Co.                                 3,400          390,787
Eli Lilly & Co.                                          6,396          422,536
Merck & Co., Inc.                                        6,000          802,500
Pfizer, Inc.                                             6,800          739,075
Schering-Plough Corp.                                    4,800          439,800
Warner-Lambert Co.                                       3,000          208,125
                                                                        -------
                                                                      3,632,967
Photography 0.70%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                        3,300          241,106

Real Estate Investment Trusts 0.64%
--------------------------------------------------------------------------------
Felcor Suite Hotels, Inc.                                2,000           62,750
Weeks Corp.                                              5,000          158,125
                                                                        -------
                                                                        220,875
Retail 3.54%
--------------------------------------------------------------------------------
Garden Ridge Corp.                                       4,000           77,500*
Home Depot, Inc.                                         4,200          348,862
OfficeMax, Inc.                                          5,000           82,500*
Sears, Roebuck & Co.                                     2,400          146,550
Toys "R" Us, Inc.                                        1,100           25,919*
Wal-Mart Stores, Inc.                                    9,000          546,750
                                                                        -------
                                                                      1,228,081
Sanitary Services 0.34%
--------------------------------------------------------------------------------
Browning Ferris Industries, Inc.                         1,600           55,600
Waste Management, Inc.                                   1,800           63,000
                                                                         ------
                                                                        118,600


-63-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

ALL AMERICAN EQUITY FUND

COMMON STOCKS                                           Shares            Value

Telecommunications 8.83%
--------------------------------------------------------------------------------
360 Communications Co.                                     900          $28,800
AT&T Corp.                                               6,000          342,750
Airtouch Communications, Inc.                            2,000          116,875*
Ameritech Corp.                                          4,000          179,500
Bell Atlantic Corp.                                      5,810          265,081
Bellsouth Corp.                                          3,600          241,650
GTE Corp.                                                6,000          333,750
Lucent Technologies, Inc.                                6,000          499,125
MCI Communications Corp.                                 2,700          156,938
SBC Communications, Inc.                                16,000          640,000
Sprint Corp.                                             2,400          169,200
US West, Inc.                                            1,849           86,903
                                                                         ------
                                                                      3,060,572
Tobacco 1.38%
--------------------------------------------------------------------------------
Philip Morris, Inc.                                     12,200          480,375

--------------------------------------------------------------------------------
Total Common Stocks                                                  30,130,112
--------------------------------------------------------------------------------
     (cost $15,633,414)

                                                     Principal
REPURCHASE AGREEMENT 12.20%                             Amount
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
repurchase price $4,230,053, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $4,229,366)                $4,229,366        4,229,366

--------------------------------------------------------------------------------
Total Investments 99.10%                                      34,359,478
--------------------------------------------------------------------------------
     (cost $19,862,780)
Other assets and liabilities, net 0.90%                                 311,496
                                                                        -------

NET ASSETS 100%                                                     $34,670,974
                                                                    ===========


See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

REAL ESTATE FUND

COMMON STOCKS  84.76%                                   Shares            Value

REAL ESTATE INVESTMENT TRUSTS 60.35%

Apartments 18.76%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.                   16,500        $ 651,749
Berkshire Realty Co., Inc.                              21,300          248,944
Equity Resident Property Trust                          13,000          616,688
Merry Land & Investment Co., Inc.                       29,200          615,025
                                                                        -------
                                                                      2,132,406

Diversified 9.55%
--------------------------------------------------------------------------------
Entertainment Properties Trust                          19,600          357,700
Glenborough Realty Trust, Inc.                          13,500          356,063
Spieker Properties, Inc.                                 9,600          372,000
                                                                        -------
                                                                      1,085,763

Hotel/Restaurant 0.98%
--------------------------------------------------------------------------------
Legacy Hotels                                           35,000          111,771

Manufactured Homes 1.55%
--------------------------------------------------------------------------------
Manufactured Home Communities                            7,300          176,113

Office Property Management 16.45%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   12,100          362,243
Boston Properties, Inc.                                 21,900          755,550
Equity Office Properties Trust                          26,500          751,938
                                                                        -------
                                                                      1,869,731

Regional Malls 6.66%
--------------------------------------------------------------------------------
Simon Debartolo Group, Inc.                             23,300          757,250

Warehouse/Industrial 6.40%
--------------------------------------------------------------------------------
H&R Real Estate Investment Trust                        31,200          248,031
Reckson Associates Realty Corp.                         20,300          479,588
                                                                        -------
                                                                        727,619


-65-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

REAL ESTATE FUND

COMMON STOCKS                                           Shares            Value

OTHER REAL ESTATE 24.41%

Building Maintenance & Service 2.28%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                     9,300         $259,238

Diversified 2.42%
--------------------------------------------------------------------------------
EdperBrascan Corp., Class A                             16,400          275,237

Financial Services 3.50%
--------------------------------------------------------------------------------
Capital Trust, Class A                                  41,400          398,475*

Hotel/Restaurant 3.91%
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                     15,600          444,600

Industrial Construction 1.30%
--------------------------------------------------------------------------------
Flour City International, Inc.                          20,000          147,500

Investment Companies 0.03%
--------------------------------------------------------------------------------
Concord Pacific Group, Inc.                              4,588            3,741*

Office Property Management 2.41%
--------------------------------------------------------------------------------
Oxford Properties Group, Inc.                           23,400          274,265

Real Estate Development 5.56%
--------------------------------------------------------------------------------
Brookfield Properties Corp.                             24,400          335,722
G. Accion S.A., ADR                                     19,900          139,300*
IRSA Inversiones y Representaciones S.A., GDR            5,100          148,538*
Reckson Service Industries, Inc.                         2,424            8,030*
                                                                          -----
                                                                        631,590

Resorts 3.00%
--------------------------------------------------------------------------------
Vail Resorts, Inc.                                      12,800          340,800*

--------------------------------------------------------------------------------
Total Common Stocks                                  9,636,099
--------------------------------------------------------------------------------
     (cost $9,835,602)


-66-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

REAL ESTATE FUND

                                                     Principal
REPURCHASE AGREEMENT 11.61%                             Amount            Value

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
repurchase price $1,319,922, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $1,319,708)                $1,319,708       $1,319,708

--------------------------------------------------------------------------------
Total Investments 96.37%                                             10,955,807
--------------------------------------------------------------------------------
     (cost $11,155,310)
Other assets and liabilities, net 3.63%                                 412,488
                                                                        -------

NET ASSETS 100%                                                     $11,368,295
                                                                    ===========

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

COMMON STOCKS AND WARRANTS 88.58%                       Shares            Value

Agriculture 0.68%
--------------------------------------------------------------------------------
Shanghai Dajiang Co. Ltd., Group B                   1,183,961         $132,604

Apparel 3.02%
--------------------------------------------------------------------------------
Chaifa Holdings Ltd.                                   840,800           10,526
Giordano International Ltd.                            299,000           60,587
Li & Fung Ltd.                                         266,000          429,143
Yue Yuen Industrial Holdings Ltd.                       49,200           87,948
                                                                         ------
                                                                        588,204

Banking/Financial Services 8.54%
--------------------------------------------------------------------------------
HSBC Holdings Ltd.                                      67,749        1,661,372

Beverages 0.90%
--------------------------------------------------------------------------------
Guangdong Brewery Holdings Ltd.                      1,073,000           81,708*
Vitasoy International Holdings Ltd.                    284,000           93,469
                                                                         ------
                                                                        175,177

Chemicals & Allied Products 5.01%
--------------------------------------------------------------------------------
Jilin Chemical Industrial Company Ltd., Class H      2,308,000          196,603
Shang Inner Mongolia Erdos Cashmere                    337,700           81,723
Shanghai Chlor-Alkali Chemical Co., Group B            630,960           80,763
Shanghai Petrochemical, Class H                      2,932,000          329,226
Tianjin Bohai Chemical, Class H                      1,248,000           78,926
Yizheng Chemical Fibre, Class H                      1,844,000          207,057*
                                                                        -------
                                                                        974,298

Computers & Office Equipment 3.57%
--------------------------------------------------------------------------------
Acer, Inc., GDR                                          4,025           23,748*
Acer, Inc., GDR 144A                                     9,100           53,690*
Founder Hong Kong Ltd.                                 860,586          366,538
GVC Corp., GDR                                              88              352*
Vanda Systems & Communications Holdings Ltd.         1,384,000          250,077
                                                                        -------
                                                                        694,405

-68-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Conglomerates 9.59%
--------------------------------------------------------------------------------
China Vanke Co. Ltd.                                    66,380          $38,125
Citic Pacific Ltd.                                     228,200          407,921
First Pacific Company, Ltd.                            635,230          266,455
Guangdong Investments                                  444,000           99,711
Guangzhou Investment Co. Ltd.                          500,000           56,789
Hutchinson Whampoa                                      96,000          505,524
Shanghai Industrial Holdings Ltd.                      129,000          303,853
Swire Pacific Ltd., Group A                             50,000          188,758
                                                                        -------
                                                                      1,867,136

Construction Equipment 0.42%
--------------------------------------------------------------------------------
Shanghai Jintai Machinery, Group B                   1,194,550           81,707*

Credit & Financial Services 1.38%
--------------------------------------------------------------------------------
Aeon Credit Service                                    994,000          152,667
Guoco Group, Ltd.                                      110,000          115,707
                                                                        -------
                                                                        268,374

Electric Generation 0.77%
--------------------------------------------------------------------------------
Dongfang Electrical Machinery Co. Ltd., Class H        766,000           55,364
Harbin Power Equip Co. Ltd., Class H                 1,042,000           94,140
                                                                         ------
                                                                        149,504

Electronic Equipment 5.19%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                            686,000          292,179
GP Batteries Int'l Ltd.                                 30,000           54,869
Samsung Electronics, GDR                                   132            1,122
Samsung Electronics, GDR 144A                            3,380           29,730
Varitronix International                               317,000          634,164
Yageo Corporation                                            1                8*
                                                                        -------
                                                                       1,011,072

Furniture 0.22%
--------------------------------------------------------------------------------
Lamex Holdings Ltd.                                  1,096,551           42,458

Glass & Cement Products 0.09%
--------------------------------------------------------------------------------
Luoyang Glasswork, Class H                              30,000            1,394*
Shanghai Yaohua Pilkington Glass Co. Ltd., Group B     125,750           16,347
                                                                         ------
                                                                         17,741


-69-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Groceries - Wholesale 3.09%
--------------------------------------------------------------------------------
Guangnan Holdings Ltd.                                 540,000         $181,208
NG Fung Hong Ltd.                                      608,000          419,825
                                                                        -------
                                                                        601,033

Heavy Construction 0.73%
--------------------------------------------------------------------------------
Road King Infrastructure Ltd.                          180,000          141,714

Hotels 1.31%
--------------------------------------------------------------------------------
Shanghai New Asia, Group B                           1,198,560          254,095

Household Appliances 6.46%
--------------------------------------------------------------------------------
Guangdong Kelon Electronics Holdings                 1,086,000          876,032
Hualing Holdings Ltd.                                1,344,000           45,101*
Hualing Holdings, Warrants                             268,800                0*
Shanghai Shangling Electronics Appliance               363,360           61,771*
Shenzhen Konka Electronic Holdings, Group B            304,703          273,714
                                                                        -------
                                                                      1,256,618

Industrial/Commercial Machinery 1.94%
--------------------------------------------------------------------------------
First Tractor Co. Ltd., Class H                        198,000           51,749*
Shanghai Automation Instrumentation, Group B         1,777,148          263,018
Shanghai Diesel Engine Ltd., Group B                   376,320           63,222*
                                                                         ------
                                                                        377,989

Metal Industries 0.61%
--------------------------------------------------------------------------------
Shanghai Steel Tubes, Group B                          269,280           21,004*
Shenzhen Fangda Co. Ltd.                               131,500           97,080
                                                                         ------
                                                                        118,084

Motor Vehicles & Transportation 6.03%
--------------------------------------------------------------------------------
Qingling Motors Co. Ltd., Class H                    2,024,000          561,642
Shanghai Dazhong, Group B                            1,121,502          612,340*
                                                                        -------
                                                                      1,173,982

Office Supplies 1.46%
--------------------------------------------------------------------------------
China First Pencil Company Ltd.                        919,165          148,905
Shanghai Hero Pen, Group B                             763,378          134,354
                                                                        -------
                                                                        283,259


-70-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Petroleum Refining 1.20%
--------------------------------------------------------------------------------
Zhenhai Refining and Chemical Co. Ltd., Class H      1,815,000         $234,254

Pharmaceuticals 0.60%
--------------------------------------------------------------------------------
Livzon Pharmaceutical, Group B                         564,566          117,314*

Photography 0.32%
--------------------------------------------------------------------------------
China HK Photo Products Holdings                       450,000           63,307

Real Estate Developers 6.41%
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                               50,000          246,515
China Overseas Land & Investment                       970,000          125,194
China Resources Enterprise Ltd.                        184,000          189,985
Lai Sun Development Co. Ltd.                            40,000            5,059
New World Development Co.                              142,095          275,093
Shanghai Lujiazhui Finance, Group B                    217,060           97,677*
Shum Yip Investment Ltd.                               350,000           87,184
Silver Grant International Industries Ltd.             940,000          114,042
Sun Hung Kai Properties HK                              25,000          106,802
                                                                        -------
                                                                      1,247,551

Retail 3.89%
--------------------------------------------------------------------------------
Amway Asia Pacific Ltd.                                 13,000          169,812
China Everbright-IHD Pacific Ltd.                      200,000           97,445*
China Everbright-IHD Pacific Ltd., Warrants             20,000            2,839*
Glorious Sun Enterprises Ltd.                          984,000          182,881
Sa Sa International Holdings Ltd.                      540,000           90,604
Shanghai Friendship & O/S Chinese, Group B           1,003,088          212,655
                                                                        -------
                                                                        756,236

Rubber & Plastics Products 0.11%
--------------------------------------------------------------------------------
Shanghai Tyre & Rubber Co., Group B                    133,000           21,546*

Security & Commodity Brokers 0.00%
--------------------------------------------------------------------------------
Peregrine Investment Holdings Ltd.                     640,000                0

Telecommunications 1.74%
--------------------------------------------------------------------------------
Hong Kong Telecommunications Ltd.                       87,540          163,827
Shanghai Post & Telecom, Group B                       613,210          175,378
                                                                        -------
                                                                        339,205



-71-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Textile Mill Products 1.77%
--------------------------------------------------------------------------------
First Sign International Holdings                      620,000          $20,805*
Shanghai Haixin Co., Group B                           662,350          189,432
Shanghai Lian Hua Fibre, Group B                       268,780           33,060*
Shanghai Sanmao Textile Class, Group B                 967,670          101,025
                                                                        -------
                                                                        344,322

Traffic System Management 0.41%
--------------------------------------------------------------------------------
Anhui Expressway Co. Ltd.                              726,000           73,087
GZI Transport Ltd.                                      25,769            5,821
GZI Transport Ltd., Warrants                             5,153                0*
                                                                         ------
                                                                         78,908

Travel Services 0.66%
--------------------------------------------------------------------------------
China Travel International Investment                  500,000           64,533
Shanghai China International Travel, Group B           266,750           63,486
                                                                         ------
                                                                        128,019

Unit Investment Trust 1.55%
--------------------------------------------------------------------------------
Cathay Investment Fund                                 350,000          301,529

Utilities 4.85%
--------------------------------------------------------------------------------
Guangdong Electric Power Development Co., Group B      205,400           76,349
Hong Kong & China Gas Co.                              306,245          347,826
Hong Kong & China Gas Co., Warrants                     13,920              952*
Huaneng Power International, Inc., ADR                  20,000          268,750*
Shandong Huaneng Power Company Ltd., ADR                46,600          250,475
                                                                        -------
                                                                        944,352

Water Transportation & Services 4.06%
--------------------------------------------------------------------------------
China International Marine Container, Group B          909,859          469,726
China Merchants Shekou Port Service Co. Ltd.           166,040           43,717*
Continental Mariner Investment                         440,000           75,529
Cosco Pacific Ltd.                                     350,000          124,226
Guangzhou Shipyard International Co., Class H          424,000           32,561
Pacific Ports Co. Ltd.                                 300,000           42,204
Shenzhen Chiwan Wharf Holdings Ltd.                      5,913            1,336
                                                                          -----
                                                                        789,299

--------------------------------------------------------------------------------
Total Common Stocks and Warrants                                     17,236,668
--------------------------------------------------------------------------------
     (cost $31,182,585)

See notes to portfolios of investments.

-72-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

CHINA REGION OPPORTUNITY FUND

                                                     Principal
REPURCHASE AGREEMENT 2.59%                              Amount            Value

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
repurchase price $505,823, collateralized
by U.S. Treasury securities held in a joint
tri-party repurchase account (cost $505,741)          $505,741         $505,741

--------------------------------------------------------------------------------
Total Investments 91.17%                                             17,742,409
--------------------------------------------------------------------------------
     (cost $31,688,326)
Other assets and liabilities, net 8.83%                               1,717,436
                                                                      ---------

NET ASSETS 100%                                                     $19,459,845
                                                                    ===========

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GLOBAL RESOURCES FUND

COMMON STOCKS AND WARRANTS  84.28%                      Shares            Value

Chemicals & Allied Products 9.01%
--------------------------------------------------------------------------------
Brunswick Technologies, Inc.                            36,000         $477,000*
Cytec Industries, Inc.                                   5,000          221,250*
Dow Chemical Co.                                         3,000          290,063
E.I. Du Pont de Nemours & Co.                            3,800          283,575
IMC Global, Inc.                                         6,200          186,775
Rohm & Haas Co.                                          2,400          249,450
                                                                        -------
                                                                      1,708,113

Gold & Silver Mining 2.42%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                       6,400          122,800
Fischer Watt Gold, Inc.                                200,000           20,000*
Goldbeam Resources Ltd.                                300,000               0*+
Homestake Mining                                         4,000           41,500
Meridian Gold, Inc.                                     48,000           99,473*
Newmont Mining Corp.                                       300            7,088
Placer Dome, Inc.                                        5,000           58,750
Star Resources Corp.                                   944,100          109,052*
                                                                        -------
                                                                        458,663

Investment Advisors 1.67%
--------------------------------------------------------------------------------
The Pioneer Group, Inc.                                 12,000          315,750

Manufacturing 0.15%
--------------------------------------------------------------------------------
Kesoram Industries, GDR                                 62,500           28,891*

Metal Mining 5.47%
--------------------------------------------------------------------------------
Aluminum Co. of America                                  2,000          131,875
Auspex Minerals Ltd.                                   250,000           56,055*
Osmium Holdings S.A.                                       104           59,280*
Pasminco Ltd.                                          300,000          229,057
Platexco, Inc.                                          50,000          174,962*
Reynolds Metals Co.                                      3,800          212,563
Zimasco Consolidated Enterprises Ltd.                   40,000          173,360
                                                                        -------
                                                                      1,037,152

Mining Services 3.15%
--------------------------------------------------------------------------------
Dynatec Corp.                                        2,000,000          529,981*
Major Drilling Group International, Inc.                12,000           67,267*
                                                                         ------
                                                                        597,248


-74-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GLOBAL RESOURCES FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Natural Gas Production & Distribution 6.09%
--------------------------------------------------------------------------------
Australian Gas & Light Co.                              60,000         $376,175
El Paso Natural Gas Co.                                  6,200          237,150
Enron Corp.                                             10,000          540,625
                                                                        -------
                                                                      1,153,950

Oil & Gas Extraction  13.90%
--------------------------------------------------------------------------------
Benz Energy Ltd.                                       105,000           96,314*
EEX Corp.                                               20,000          187,500*
Eurosov Energy plc                                     323,100          439,676*
Global Marine, Inc.                                      2,000           37,375*
Interaction Resources                                  250,000           59,453*
Ocean Energy, Inc.                                      10,000          195,625*
Reserve Royalty                                         60,000          130,457*
Santos Ltd.                                             75,000          232,781
Seven Seas Petroleum Corp.                              10,000          202,500*
Sharpe Resources Corp.                               1,031,250          581,578*
Transocean Offshore, Inc.                                5,000          222,500
Woodside Petroleum Co.                                  50,000          250,163
                                                                        -------
                                                                      2,635,922

Oil & Gas Field Machinery 1.35%
--------------------------------------------------------------------------------
CARBO Ceramics, Inc.                                     7,500          255,937

Oil & Gas Field Services 4.44%
--------------------------------------------------------------------------------
Canadian Fracmaster Ltd.                                20,000          126,380
Coflexip S.A., ADR                                       4,000          244,500
Diamond Offshore Drilling, Inc.                          5,000          200,000
Ensco International, Inc.                                2,000           34,750
Precision Drilling Corp.                                12,000          236,045
                                                                        -------
                                                                        841,675

Paper Products 4.36%
--------------------------------------------------------------------------------
International Paper Co.                                  4,500          193,500
Lafayette Paper Mills Ltd.                             600,000                0*
Longview Fibre Co.                                      14,000          199,500
Potlatch Corp.                                           5,200          218,400
Temple-Inland, Inc.                                      4,000          215,500
                                                                        -------
                                                                        826,900


-75-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GLOBAL RESOURCES FUND

COMMON STOCKS AND WARRANTS                              Shares            Value

Petroleum Production & Refining 28.20%
--------------------------------------------------------------------------------
Ashland, Inc.                                            5,500         $283,938
British Petroleum plc, ADR                               8,000          706,000
Chevron Corp.                                            6,000          498,375
ELF Aquitane S.A., ADR                                   3,000          213,000
Exxon Corp.                                             11,700          834,356
Mobil Corp.                                              6,500          498,063
Royal Dutch Petroleum                                    7,300          400,131
Texaco, Inc.                                             8,500          507,344
Tosco Corp.                                              9,000          264,375
Total S.A., ADR                                          8,900          581,838
Ultramar Diamond Shamrock Corp.                          9,000          284,062
USX-Marathon Group                                       8,000          274,500
                                                                        -------
                                                                      5,345,982

Precious Stone Mining 1.14%
--------------------------------------------------------------------------------
SouthernEra Resources Ltd.                              50,000          215,730*

Railroads 1.94%
--------------------------------------------------------------------------------
Canadian National Railway                                5,008          266,095
Railink Ltd., Class A                                   15,000          100,899*
                                                                        -------
                                                                        366,994

Steel Manufacturing 0.99%
--------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                               5,700          188,100

--------------------------------------------------------------------------------
Total Common Stocks and Warrants                                     15,977,007
--------------------------------------------------------------------------------
     (cost $19,741,999)

                                                     Principal
REPURCHASE AGREEMENT 14.63%                             Amount
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
Dean  Witter & Co., 6/30/98, 5.85%, due 7/1/98,
repurchase price $2,775,304, collateralized
by U.S. Treasury securities held in a joint
tri-party repurchase account (cost $2,774,853)      $2,774,853        2,774,853

--------------------------------------------------------------------------------
Total Investments 98.91%                                             18,751,860
--------------------------------------------------------------------------------
     (cost $22,516,852)
Other assets and liabilities, net 1.09%                                 206,082
                                                                        -------

NET ASSETS 100%                                                     $18,957,942
                                                                    ===========

See notes to portfolios of investments.

PORTFOLIO OF INVESTMENTS                                           June 30, 1998

WORLD GOLD FUND

COMMON STOCKS AND WARRANTS 73.28%                       Shares           Value

Diamond Mining & Exploration 0.35%
--------------------------------------------------------------------------------
Brazilian Resources, Inc., Units (RS)                1,200,000        $140,241*
SouthernEra Resources Ltd.                              90,000         388,313*
                                                                       -------
                                                                       528,554

Diversified Operations 0.10%
--------------------------------------------------------------------------------
Lonrho Africa plc                                      125,000         147,555*

Gold Exploration & Development 7.52%
--------------------------------------------------------------------------------
Altoro Gold Corp.                                      100,000          18,006*
Ancash Resources, Special Warrants (RS)                800,000         366,910*+
Argosy Mining Corp.                                  1,372,867         214,547*
Armada Gold Corp.                                      450,000          76,440*
Atacama Minerals Corp.                                 976,000         610,104*
Aurizon Mines Ltd.                                     690,000         276,609*
Balaclava Mines Inc., Units (RS)                       400,000         233,464*+
Bro-X Minerals Ltd.                                     30,000               0*
Cathedral Gold Corp.                                   570,000         108,442*
Chilean Gold Ltd. (RS)                                 500,000         254,162*+
Colony Pacific Explorations Ltd., Warrants              50,000               0*
Continental Precious Minerals, Inc.                    200,000          86,971*
Cream Minerals Ltd., Units (RS)                        200,000         136,300*
Crown Resources Corp.                                  550,000       2,406,250*+
Fischer Watt Gold Co., Inc.                            940,600          94,060*+
Franc-Or Resources Corp.                               647,900         132,067*
Glencar Mining plc                                     872,438         568,117*
Gold Corp. of Africa Ltd. (RS)                         200,000         320,000*+
Great Basin Gold Ltd.                                  200,000         191,609*
Highlake Resources NL                                4,257,565         105,715*+
Laguna Gold Co.                                        780,000          42,399*
Madison Enterprises Corp. (RS)                         250,000         285,375*
Madison Enterprises Corp., Warrants (RS)               250,000               0*
Minefinders Corp., Ltd.                                336,200         392,909*
Mink International Resources Corp.                     380,000          67,131*
Minorca Resources, Inc.                                182,500          74,401*
Minorca Resources, Inc., Special Warrants               25,000               0*
Miranda Mining (RS)                                  1,600,000       1,166,611*
Nevsun Resources                                       505,000         651,945*


-77-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

WORLD GOLD FUND

COMMON STOCKS AND WARRANTS                              Shares           Value

Opawica Explorations, Inc.                             400,000        $100,561*+
Ormonde Mining plc                                   3,607,143         331,257*+
Orvana Minerals Corp.                                  240,000         195,685*
Otter Gold Mines Ltd.                                  500,000         325,894*
Otter Gold Mines Ltd. Warrants                          50,000           3,259*
Pacific Island Gold NL                               2,000,000          28,555*
Platinova A/S                                           63,300          20,645*
Platinova Resources Ltd., Special Shares                36,700          11,845*
Rea Gold Corp.                                       2,400,000               0*+
Romarco Minerals, Inc.                                 100,000         129,098*
Solitario Resources Corp.                              459,522         624,457*
Star Resources Corp. (RS)                            1,976,400         228,292*+
Tanganyika Gold NL                                     937,500          81,473*
Treminco Resources Ltd.                                200,000          40,768*
Western Exploration & Development,
          Special Warrants (RS)                        600,000         255,000*+
                                                                       -------
                                                                    11,257,333

Intermediate Gold Producers 15.06%
--------------------------------------------------------------------------------
Acacia Resources                                     1,000,000       1,067,690
Delta Gold, NL                                       7,478,261       9,191,418
Getchell Gold Corp.                                    263,360       4,049,160*
Greenstone Resources Ltd.                              500,000       1,885,510*
Kinross Gold Corp.                                     105,000         341,250*
Lonrho plc                                             125,000         573,356
Meridian Gold, Inc.                                  2,060,000       4,269,067*
Resolute Ltd.                                        1,935,669       1,177,536*
                                                                     ---------
                                                                    22,554,987

Investment Advisors  8.24%
--------------------------------------------------------------------------------
The Pioneer Group, Inc.                                469,200      12,345,826

Junior Gold Producers 8.12%
--------------------------------------------------------------------------------
Bema Gold Corp. ADR                                    150,000         242,568*
Canyon Resources Corp.                               1,066,183         799,637*
Canyon Resources Corp., Warrants                       166,667               0*
Dayton Mining Corp.                                    688,000         444,097*
Geomaque Explorations Ltd.                             145,800         198,131*
IAMGOLD International African Mining                 1,242,500       3,165,874*



-78-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

WORLD GOLD FUND

COMMON STOCKS AND WARRANTS                              Shares           Value

IAMGOLD International African Mining, Warrants         333,330              $0*
IAMGOLD International African Mining, Warrants          60,000               0*
Macraes Mining Co. Ltd.                                750,000         325,894
Randgold Resources Ltd., ADR                            50,000         268,750*
Ranger Minerals NL                                   2,000,000       4,456,985*
RGC Ltd.                                               195,000         193,673
Ross Mining NL                                       1,660,248         793,562
Sutton Resources Ltd.                                  200,000       1,134,704*
Vista Gold Corp.                                       834,300         141,718*
                                                                       -------
                                                                    12,165,593

Metal Mining 2.54%
--------------------------------------------------------------------------------
AMT International Mining Corp.                       2,126,350         650,149*+
Osmium Holdings S.A.                                       891         507,870*
Platexco, Inc.                                         175,000         612,366*
Taseko Mines Ltd., Warrants                             96,550               0*
Tenke Mining Corp.                                     385,000         510,107*
Zimasco Consolidated Enterprises Ltd.                  350,000       1,516,900*
                                                                     ---------
                                                                     3,797,392

Mining Finance 11.09%
--------------------------------------------------------------------------------
Anglo American Platinum Corp.                           50,000         543,845
Euro-Nevada Mining Corp. Ltd.                          540,000       7,356,548
Euro-Nevada Mining Corp. Ltd.,
          Warrants, Series B                            35,000         332,937*
Franco-Nevada Mining Corp. Ltd.                        410,000       8,120,605
Franco-Nevada Mining Corp. Ltd., Warrants               20,000         261,593*
                                                                       -------
                                                                    16,615,528

Mining Services 0.83%
--------------------------------------------------------------------------------
Dynatec Corp.                                        2,000,000         529,981*
Major Drilling Group International, Inc.               126,700         710,226*
                                                                       -------
                                                                     1,240,207

-79-


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

WORLD GOLD FUND

COMMON STOCKS AND WARRANTS                              Shares           Value

Senior Gold Producers 19.43%
--------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., GDR                       622,319      $5,056,342
Ashanti Preference Stock                               203,932         316,095
Barrick Gold Corp.                                     500,000       9,593,750
Freeport-McMoRan Copper & Gold, Inc., Class B          240,000       3,645,000*
Homestake Mining                                       135,000       1,400,625
Newmont Mining Corp.                                   165,000       3,898,124
Normandy Mining Ltd.                                 2,600,000       2,130,414
Placer Dome, Inc.                                      260,000       3,055,000
                                                                     ---------
                                                                    29,095,350

--------------------------------------------------------------------------------
Total Common Stocks and Warrants                                   109,748,325
--------------------------------------------------------------------------------
     (cost $132,641,469)

RIGHTS 0.00%

Resolute Ltd.                                          414,786           4,635

--------------------------------------------------------------------------------
Total Rights                                                             4,635
--------------------------------------------------------------------------------
     (cost $0)

PURCHASED OPTIONS 0.23%                              Contracts

Gold Index
--------------------------------------------------------------------------------
Philadelphia Gold and Silver Index,
     Call, Strike Price 65, Expiration July
     1998 (premium $291,200)                               400         310,000
Philadelphia Gold and Silver Index,
     Put, Strike Price 65, Expiration July
     1998 (premium $95,250)                                500          28,125

--------------------------------------------------------------------------------
Total Purchased Options                                                338,125
--------------------------------------------------------------------------------
     (cost $386,450)



See notes to portfolios of investments.


-80-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

WORLD GOLD FUND

                                                     Principal
CONVERTIBLE SECURITIES 0.40%                            Amount           Value

Gold Production
--------------------------------------------------------------------------------
Dayton Mining Corp. ADR, 7%
Convertible Subordinated
Note, due 4/1/02 (cost $493,000)                      $750,000        $493,125
Macraes Mining Co. Ltd., 7% Convertible
Subordinated Note, due 9/15/98
(cost $ 527,803)                                       250,000         108,631

--------------------------------------------------------------------------------
Total Convertible Securities                                           601,756
--------------------------------------------------------------------------------
     (cost $1,020,803)


REPURCHASE AGREEMENT 5.25%
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
repurchase price $7,863,021, collateralized by U.S.
Treasury securities held in a joint tri-party
repurchase account (cost $7,861,743)                 7,861,743       7,861,743

--------------------------------------------------------------------------------
Total Investments 79.16%                                           118,554,584
--------------------------------------------------------------------------------
     (cost $141,910,465)
Other assets and liabilities, net 20.84%                            31,204,730
                                                                    ----------

NET ASSETS 100%                                                   $149,759,314
                                                                  ============


PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GOLD SHARES FUND

COMMON STOCKS AND WARRANTS  74.45%                      Shares           Value

Gold Mining - Africa 10.58%
--------------------------------------------------------------------------------
Anglogold Ltd.                                          35,966      $1,438,648
Anglogold Ltd., ADR                                     36,072         721,440
Ashanti Goldfields, GDR                                105,346         855,936
Avgold Ltd.                                            707,468         433,321*
Goldfields South Africa                                161,620         658,603
Harmony Gold Mining, ADR                                80,000         325,000*
Western Areas Gold Mining, ADR                         150,000         462,000
                                                                       -------
                                                                     4,894,948

Gold Mining - Australia 11.44%
--------------------------------------------------------------------------------
Acacia Resources                                       400,000         427,076
Delta Gold NL                                          223,955         275,260
Great Central Mines                                    320,000         305,906
Lihir Gold Ltd.                                        900,000       1,111,763*
Normandy Mining Ltd.                                 2,220,369       1,819,348
Resolute Ltd., Rights                                  208,785           2,333
Resolute Resources Ltd.                                179,900         109,439*
Sons of Gwalia Ltd.                                    500,000       1,241,500*
                                                                     ---------
                                                                     5,292,625

Gold Mining - North America 42.02%
--------------------------------------------------------------------------------
AMT International Mining Corp.                          52,650          16,098*
Barrick Gold Corp.                                     107,500       2,062,656
Battle Mountain Gold Co.                                75,000         445,313
Bema Gold Corp.                                        100,000         162,500*
Euro-Nevada Mining Corp. Ltd.                           17,800         242,494
Franco-Nevada Mining Corp. Ltd.                         35,000         693,222
Franco-Nevada Mining Corp. Ltd., Warrants               41,667         544,990*
Franco-Nevada Mining Corp. Ltd., ADR                   125,000       2,475,794
Freeport-McMoRan Copper & Gold, Inc., Class B          150,000       2,278,125
Getchell Gold Corp.                                     15,400         236,775*
Homestake Mining                                       169,780       1,761,468
Kinross Gold Corp.                                      75,000         243,750*



-82-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GOLD SHARES FUND

COMMON STOCKS AND WARRANTS                              Shares           Value

Meridian Gold, Inc.                                  1,760,000      $3,647,359*
Newmont Mining Corp.                                    76,000       1,795,500
Placer Dome, Inc.                                      168,000       1,974,000
Prime Resource Group, Inc.                              30,300         210,206
TVX Gold Corp.                                         210,000         643,125*
                                                                       -------
                                                                    19,433,375

Investment Advisors 7.40%
--------------------------------------------------------------------------------
The Pioneer Group, Inc.                                130,000        3,420,625

Mining Services 2.38%
--------------------------------------------------------------------------------
Dynatec Corp.                                        2,000,000         529,981*
Major Drilling Group International                     101,700         570,087*
                                                                       -------
                                                                     1,100,068

Other Mineral Mining 63%
--------------------------------------------------------------------------------
Ocean Diamond Mining Holdings Ltd.                     500,000         290,894*

--------------------------------------------------------------------------------
Total Common Stocks and Warrants                                    34,432,535
--------------------------------------------------------------------------------
     (cost $49,232,063)

PURCHASED OPTIONS 1.75%                              Contracts

Gold Index
--------------------------------------------------------------------------------
Philadelphia Gold and Silver Index, Call,
     Strike Price 60, Expiration Sep. 1998
     (premium $666,200)                                    500         693,750
Philadelphia Gold and Silver Index, Put,
     Strike Price 60, Expiration Sep. 1998
     (premium $168,350)                                    700         113,750

--------------------------------------------------------------------------------
Total Purchased Options                                                807,500
--------------------------------------------------------------------------------
     (cost $834,550)


-83-



PORTFOLIO OF INVESTMENTS                                           June 30, 1998

GOLD SHARES FUND

                                                     Principal
REPURCHASE AGREEMENT 4.34%                              Amount           Value
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
     Dean Witter & Co., 6/30/98, 5.85%, due 7/1/98,
     repurchase price $2,009,307, collateralized by
     U.S.Treasury securities held in a joint tri-party
     repurchase account (cost $2,008,981)           $2,008,981      $2,008,981

--------------------------------------------------------------------------------
Total Investments 80.54%                                            37,249,016
--------------------------------------------------------------------------------
     (cost $52,075,594)
Other assets and liabilities, net 19.46%                             9,001,533
                                                                     ---------

NET ASSETS 100%                                                    $46,250,549
                                                                   ===========


See notes to portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS                                 June 30, 1998


LEGEND
*    Non-income producing security           GO   General Obligation Bond
+    Affiliated company                      RS   Restricted Security
                 (see following)                              (see following)
ADR  American Depository Receipt             ZCB  Zero Coupon Bond
GDR  Global Depository Receipt

GENERAL
The yields reflect the effective yield from date of purchase.

Variable Rate Notes have periodic reset features which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 6/30/98.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at June 30, 1998 were:

Donaldson, Lufkin & Jenrette repurchase agreeement, 5.75%, 6/30/98, due 7/1/98:
     (with a market value of $25,908,008)
     $55,048,000 U.S. Treasury Bond, 0.00%, 08/15/13
     $5,942,000 U.S. Treasury Bond. 0.00%, 05/15/12
Total principal amount:  $25,000,000; Total repurchase value: $25,003,993

Morgan Stanley, Dean Witter & Co., repurchase agreement, 5.85%, 6/30/98, due 7/1/98:
     (with a market value of $59,919,259)
     $58,114,000 U.S. Treasury Bond, 6.125%, 11/15/27
Total principal amount:  $52,381,574; Total repurchase value: $52,390,085

Other mutual  funds managed  by U.S. Global Investors, Inc.  participate in  the
tri-party joint  repurchase agreements.   Each owns an undivided interest in the
accounts.

NOTES TO PORTFOLIOS OF INVESTMENTS                                 June 30, 1998


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended June 30, 1998.

                                                     Shares of Affiliated Companies
                                  June 30, 1997        Additions      Reductions        June 30, 1998
Global Resources
--------------------------------------------------------------------------------

Goldbeam Resources Ltd.                 300,000              ---             ---              300,000

At June 30, 1998, the value of investments in affiliated companies was $0 repre-senting 0% of net assets, and the total cost was $765,345. Net realized gains on transactions with affiliates were $0 and there was no income earned for the year.

World Gold
--------------------------------------------------------------------------------

AMT International Mining Corp.        2,650,000              ---       (523,650)            2,126,350
Ancash Resources (RS)                   800,000              ---             ---              800,000
Balaclava Mines (RS)                        ---          400,000             ---              400,000
Chilean Gold Ltd.(RS)                   500,000              ---             ---              500,000(a)
Crown Resources Corp.                   742,500              ---       (192,500)              550,000(a)
Exploro Minerals Corp. Ltd.           1,000,000              ---     (1,000,000)                  ---
Fischer-Watt Gold Co., Inc.             831,700        2,400,000     (2,291,100)              940,600(a)
Fischer-Watt Gold Co., Inc. (RS)      1,856,860          543,140     (2,400,000)                  ---
Gold Corp. of Africa (RS)               150,000           50,000             ---              200,000
Highlake Resources NL                 2,857,565        1,400,000             ---            4,257,565
New Venoro Gold Corp., Class A              ---          156,250       (156,250)                  ---
Opawica Exploration, Inc.               405,000              ---         (5,000)              400,000
Ormonde Mining plc                    2,750,000          857,143             ---            3,607,143
Rea Gold Corp.                        2,500,000              ---       (100,000)            2,400,000(a)
Star Resources Corp.                  1,500,000        1,420,000       (943,600)            1,976,400
Star Resources Corp. (RS)               710,000          710,000     (1,420,000)                  ---
Venoro Gold Corp., Class A              900,000          350,000     (1,250,000)                  ---
Western Exploration &
     Development Ltd. (RS)                  ---          600,000             ---              600,000

At June 30, 1998, the value of investments in affiliated companies was $5,345,820 representing 3.57% of net assets, and the total cost was $11,598,235. Net realized losses on transactions with affiliates were ($2,781,088), and there was no income for the year.


        (a) At June 30, 1998, the company is no longer defined as an affiliate, although it was an affiliated company during the year.

NOTES TO PORTFOLIOS OF INVESTMENTS                                 June 30, 1998

Gold Shares
--------------------------------------------------------------------------------

Sub Nigel Gold Mining Co. Ltd., ADR   1,354,600              ---     (1,354,600)                  ---


At June 30, 1998, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $0. Net realized losses on transactions with affiliates were ($2,991,738). Income earned for the year was $8,424. Restricted Securities - indicated in Portfolio of Investments as "RS"

NOTES TO PORTFOLIOS OF INVESTMENTS                                 June 30, 1998


The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Security                                              Acquisition       Cost per
                                                             Date          Share

WORLD GOLD
--------------------------------------------------------------------------------

Common Stock and Warrants

Chilean Gold Ltd.                                        01/17/97          $1.10
Gold Corp. of Africa                            08/14/96-11/14/97          $2.00
Madison Enterprises Corp.                                05/21/98          $1.31
Madison Enterprises Corp. Wts.                           05/21/98          $0.00
Miranda Mining                                           03/25/96          $1.13

Special Warrants and Units

Ancash Resources                                         10/01/96          $0.73
Balaclava Mines, Inc.                                    06/10/98          $0.34
Brazilian Resources                                      03/03/97          $0.33
Cream Minerals, Ltd.                                     06/24/98          $0.61
Western Exploration & Development                        08/14/97          $0.50

At June 30, 1998, the total cost of restricted securities was $4,665,862, and the total value was $3,158,063, representing 2.11% of net assets.

NOTES


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                               June 30, 1998

                                                                                            U.S. TREASURY           U.S. GOVERNMENT
                                                                                          SECURITIES CASH        SECURITIES SAVINGS
Investments, at identified cost ...............................................             $ 182,596,971             $ 756,012,969
                                                                                            -------------             -------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value:
         Securities ...........................................................             $ 125,023,024             $ 756,012,969
         Repurchase Agreements ................................................                57,573,947                      --
Cash ..........................................................................                      --                         689
Receivables:
         Investments sold .....................................................                      --                        --
         Dividends ............................................................                      --                        --
         Interest .............................................................                 1,750,437                 7,738,409
         Capital shares sold ..................................................                 2,441,699                 2,898,215
         From manager .........................................................                      --                      32,468
Other assets ..................................................................                   236,501                    73,214
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets ..................................................................               187,025,608               766,755,964
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
         Investments purchased ................................................                      --                   4,999,219
         Capital shares redeemed ..............................................                37,472,173                    61,378
         To manager and affiliates ............................................                    51,826                      --
         Dividends and distributions ..........................................                     9,558                    38,475
         Accounts payable and accrued expenses ................................                    70,665                   139,314
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities .............................................................                37,604,222                 5,238,386
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ....................................................................             $ 149,421,386             $ 761,517,578
                                                                                            =============             =============


NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid in capital ...............................................................             $ 149,361,130             $ 761,637,061
Undistributed net investment income (loss) ....................................                    46,687                 1,650,857
Accumulated net realized gain (loss) on investments
         and foreign currencies ...............................................                    13,569                (1,770,340)
Net unrealized appreciation (depreciation) of
  investments and other assets and liabilities
         denominated in foreign currencies ....................................                      --                        --
                                                                                              -----------                 ---------
Net assets applicable to capital shares outstanding                                         $ 149,421,386             $ 761,517,578
                                                                                            =============             =============

  Capital shares outstanding, and unlimited number
  of no par shares authorized .................................................               149,416,580               761,615,664
                                                                                              -----------               -----------

Net Asset Value, per share ....................................................             $        1.00             $        1.00
                                                                                            =============             =============


See accompanying notes to financial statements.


-90-


STATEMENTS OF ASSETS AND LIABILITIES                                                                                   June 30, 1998

                                                    Near-Term Tax Free           Tax Free           Income      All American Equity

Investments, at identified cost ...................       $  7,793,768       $ 20,338,470     $  8,627,947             $ 19,862,780
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value:
         Securities ...............................       $  7,634,410       $ 20,794,492     $ 10,495,839             $ 30,130,112
         Repurchase Agreements ....................            289,967            298,715          518,553                4,229,366
Cash ..............................................                --                 --               706                      --
Receivables:
         Investments sold .........................                --                 --            99,529                  261,566
         Dividends ................................                --                 --            23,972                   30,939
         Interest .................................           131,555            331,086            13,036                      687
         Capital shares sold ......................                60                950               331                  448,383
         From manager .............................            17,544              9,456               --                    13,199
Other assets ......................................             5,939              6,156             6,005                    9,361
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets ......................................         8,079,475         21,440,855        11,157,971               35,123,613
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
         Investments purchased ....................              --                  --                --                   292,675
         Capital shares redeemed ..................              --                    7               --                   111,584
         To manager and affiliates ................              --                  --              6,819                      --
         Dividends and distributions ..............            7,071              27,019             2,236                   16,211
         Accounts payable and accrued expenses ....           10,945              14,186            12,095                   32,169
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities .................................           18,016              41,212            21,150                  452,639
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ........................................     $  8,061,459        $ 21,399,643      $ 11,136,821             $ 34,670,974
                                                        ============        ============      ============             ============


NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid in capital ...................................     $  8,135,353        $ 20,707,842      $  8,031,776             $ 19,400,261
Undistributed net investment income (loss) ........            5,774               4,095            (2,236)                 (16,211)
Accumulated net realized gain (loss) on investments
     and foreign currencies .......................         (210,277)            (67,031)          720,836                  790,226
Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities
     denominated in foreign currencies ............          130,609             754,737         2,386,445               14,496,698
                                                             -------             -------         ---------               ----------
Net assets applicable to capital shares outstanding     $  8,061,459        $ 21,399,643      $ 11,136,821             $ 34,670,974
                                                        ============        ============      ============             ============

     Capital shares outstanding, and unlimited number
     of no par shares authorized ..................          757,416           1,753,631           726,866                  893,573
                                                             =======           =========           =======                  =======

Net Asset Value, per share                              $      10.64        $      12.20      $      15.32             $      38.80
                                                        ============        ============      ============             ============

-91-


STATEMENTS OF ASSETS AND LIABILITIES                                                                                   June 30, 1998

                                                                                                                       China Region
                                                                                               Real Estate              Opportunity

Investments at identified cost ...................................................            $ 11,155,310             $ 31,688,326
                                                                                              ------------             ------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value:
         Securities ..............................................................            $  9,636,099             $ 17,236,668
         Repurchase Agreements ...................................................               1,319,708                  505,741
Cash .............................................................................                 541,219                  188,637
Receivables:
         Investments sold ........................................................                    --                    188,679
         Dividends ...............................................................                  48,238                  198,570
         Interest ................................................................                     214                       82
         Capital shares sold .....................................................                   1,385                1,364,044
         From manager ............................................................                    --                       --
Other assets .....................................................................                   8,800                   17,521
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets .....................................................................              11,555,663               19,699,942
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
         Investments purchased ...................................................                 155,626                  188,635
         Capital shares redeemed .................................................                   4,606                    6,894
         To manager and affiliates ...............................................                   7,107                   19,361
         Dividends and distributions .............................................                   5,778                     --
         Accounts payable and accrued expenses ...................................                  14,251                   25,207
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities ................................................................                 187,368                  240,097
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS .......................................................................            $ 11,368,295             $ 19,459,845
                                                                                              ============             ============


NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid in capital ..................................................................            $  9,503,826             $ 38,328,159
Undistributed net investment income (loss) .......................................                 (10,555)                 119,508
Accumulated net realized gain (loss) on investments
         and foreign currencies ..................................................               2,074,643               (5,041,984)
Net unrealized appreciation (depreciation) of
         investments and other assets and liabilities
         denominated in foreign currencies                                                        (199,619)             (13,945,838)
                                                                                                  --------              -----------
Net assets applicable to capital shares outstanding ..............................            $ 11,368,295             $ 19,459,845
                                                                                              ------------             ------------

         Capital shares outstanding, and unlimited number
         of no par shares authorized .............................................                 831,027                4,753,747
                                                                                                   -------                ---------

NET ASSET VALUE, PER SHARE .......................................................            $      13.68             $       4.09
                                                                                              ============             ============


See accompanying notes to financial statements.


-92-


STATEMENTS OF ASSETS AND LIABILITIES                                                                                   June 30, 1998
                                                                         Global Resources           World Gold          Gold Shares

Investments, at identified cost .....................................       $  22,516,852        $ 141,910,465        $  52,075,594
                                                                            -------------        -------------        -------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value: ..............................................       $  15,977,007        $ 110,692,841        $  35,240,035
         Securities .................................................           2,774,853            7,861,743            2,008,981
         Repurchase Agreements ......................................                --                 20,052              309,551
Cash
Receivables:
         Investments sold ...........................................             203,907              358,681            2,875,052
         Dividends ..................................................              13,493               58,378                  751
         Interest ...................................................                 451               15,564                  326
         Capital shares sold ........................................               6,033           30,983,223            9,421,126
         From manager ...............................................                --                   --                   --
Other assets ........................................................              17,318               53,874               42,559
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets ........................................................          18,993,062          150,044,356           49,898,381
-----------------------------------------------------------------------------------------------------------------------------------


LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
         Investments purchased ......................................                --                   --              2,291,415
         Capital shares redeemed ....................................                  50               43,964            1,213,559
         To manager and affiliates ..................................              15,875              100,781               30,219
         Dividends and distributions ................................                --                   --                   --
         Accounts payable and accrued expenses ......................              19,195              140,297              112,639
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities ...................................................              35,120              285,042            3,647,832
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ..........................................................       $  18,957,942        $ 149,759,314        $  46,250,549
                                                                            =============        =============        =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid in capital .....................................................       $  26,353,835        $ 223,942,885        $ 254,505,359
Undistributed net investment income (loss) ..........................             (50,365)            (168,331)            (177,162)
Accumulated net realized gain (loss) on investments
     and foreign currencies .........................................          (3,579,924)         (50,658,507)        (193,216,313)
Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities
     denominated in foreign currencies ..............................          (3,765,604)         (23,356,733)         (14,861,335)
                                                                               ----------          -----------          -----------
Net assets applicable to capital shares outstanding .................       $  18,957,942        $ 149,759,314        $  46,250,549
                                                                            -------------        -------------        -------------

     Capital shares outstanding, and unlimited number
     of no par shares authorized ....................................           4,241,131           15,184,144           12,216,393
                                                                                ---------           ----------           ----------

Net Asset Value, per share ..........................................       $        4.47        $        9.86        $        3.79
                                                                            =============        =============        =============

STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998

                                                                                                 U.S.Treasury       U.S. Government
                                                                                              Securities Cash    Securities Savings
NET INVESTMENT INCOME

Income:
-----------------------------------------------------------------------------------------------------------------------------------
         Dividends .....................................................................         $       --            $       --
         Foreign taxes withheld on dividends ...........................................                 --                    --
                                                                                                    ---------            ----------
         Net dividends .................................................................                 --                    --
         Interest and other ............................................................           10,028,533            40,541,839
                                                                                                   ----------            ----------
         Total Income ..................................................................           10,028,533            40,541,839

Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
         Management fee ................................................................              906,071             3,021,408
         Transfer agent fees and expenses ..............................................              373,440               786,760
         Accounting service fees and expenses ..........................................               83,304               161,506
         Legal and professional fees ...................................................               82,067               324,565
         Custodian fees ................................................................              153,548               140,961
         Shareholder reporting .........................................................               63,679               128,895
         Registration fees .............................................................               45,375                85,218
         Trustee's fees and expenses ...................................................               23,251                61,263
         Interest Expense ..............................................................                 --                    --
         Miscellaneous .................................................................               72,962               184,690
                                                                                                       ------               -------
         Total expenses before reductions ..............................................            1,803,697             4,895,266
         Short-term trading fee ........................................................                 --                    --
         Expenses offset ...............................................................               (1,453)              (22,002)
         Expenses reimbursed ...........................................................                 --              (2,602,886)
                                                                                                    ---------            ----------
         Net Expenses ..................................................................            1,802,244             2,270,378

-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ...........................................................            8,226,289            38,271,461
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

         Realized gain (loss) from:
         Securities ....................................................................               13,569                 2,317
         Foreign currency transactions .................................................                 --                    --
                                                                                                       ------                 -----
         Net realized gain (loss) ......................................................               13,569                 2,317
                                                                                                       ------                 -----
Net change in unrealized appreciation (depreciation) of:
         Investments ...................................................................                 --                    --
         Other assets and liabilities denominated in foreign currencies ................                 --                    --
                                                                                                       ------                 -----
         Net unrealized appreciation (depreciation) ....................................                 --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments .................................               13,569                 2,317
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..............................................................         $  8,239,858          $ 38,273,778
                                                                                                 ============          ============

See accompanying notes to financial statements.

-94-


STATEMENTS OF OPERATIONS                                                                            FOR THE YEAR ENDED JUNE 30, 1998


                                                                             Near-Term                                 All American
                                                                              Tax Free       Tax Free        Income          Equity

Income:
-----------------------------------------------------------------------------------------------------------------------------------
         Dividends ......................................................  $      --      $      --      $   331,220    $   355,826
         Foreign taxes withheld on dividends ............................         --             --           (1,224)          (566)
         Net dividends ..................................................         --             --          329,996        355,260
         Interest and other .............................................      374,262      1,104,891         50,382        218,438
                                                                               -------      ---------         ------        -------
         Total Income ...................................................      374,262      1,104,891        380,378        573,698
                                                                               -------      ---------        -------        -------

Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
         Management fee .................................................       38,905        151,408         77,558        215,983
         Transfer agent fees and expenses ...............................       10,212         32,203         39,911         83,096
         Accounting service fees and expenses ...........................       38,595         41,495         44,074         45,701
         Legal and professional fees ....................................       12,513         16,483         13,594         23,659
         Custodian fees .................................................       13,758         16,395         11,957         25,611
         Shareholder reporting ..........................................        1,685          4,259          5,823         20,869
         Registration fees ..............................................       14,672         15,126         13,214         26,653
         Trustee's fees and expenses ....................................        6,890          7,863          8,578          8,241
         Interest Expense ...............................................         --             --              108            834
         Miscellaneous ..................................................        4,997          8,453          6,284         11,788
                                                                                 -----          -----          -----         ------
         Total expenses before reductions ...............................      142,227        293,685        221,101        462,435
         Short-term trading fee .........................................         --             --             (108)          (834)
         Expenses offset ................................................         --             (318)          (154)          (665)
         Expenses reimbursed ............................................      (88,120)      (152,658)          --         (182,729)
                                                                               -------       --------                      --------
         Net Expenses ...................................................       54,107        140,709        220,839        278,207

-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ............................................      320,155        964,182        159,539        295,491
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

         Realized gain (loss) from:
         Securities .....................................................       19,843        117,574        775,019      1,150,496
         Foreign currency transactions ..................................         --             --             --             --
                                                                                ------        -------        -------      ---------
         Net realized gain (loss) .......................................       19,843        117,574        775,019      1,150,496
                                                                                ------        -------        -------      ---------
Net change in unrealized appreciation (depreciation) of:
         Investments ....................................................      111,972        407,090      1,282,975      5,567,709
         Other assets and liabilities denominated in foreign currencies .         --             --             --             --
                                                                               -------        -------      ---------      ---------
         Net unrealized appreciation (depreciation) .....................      111,972        407,090      1,282,975      5,567,709
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments ..................      131,815        524,664      2,057,994      6,718,205
-----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
Resulting From Operations ...............................................  $   451,970    $ 1,488,846    $ 2,217,533    $ 7,013,696
                                                                           ===========    ===========    ===========    ===========


-95-


STATEMENTS OF OPERATIONS                                                                            FOR THE YEAR ENDED JUNE 30, 1998

                                                                                                  Real Estate          China Region
                                                                                                                        Opportunity

NET INVESTMENT INCOME

Income:
-----------------------------------------------------------------------------------------------------------------------------------
Dividends ..............................................................................         $    544,043          $    805,704
         Foreign taxes withheld on dividends ...........................................               (3,930)               (6,490)
                                                                                                       ------                ------
         Net dividends .................................................................              540,113               799,214
         Interest and other ............................................................               40,269               144,912
                                                                                                       ------               -------
         Total Income ..................................................................              580,382               944,126

Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
         Management fee ................................................................              108,227               385,682
         Transfer agent fees and expenses ..............................................               55,825               181,088
         Accounting service fees and expenses ..........................................               41,088                75,559
         Legal and professional fees ...................................................               18,530                26,812
         Custodian fees ................................................................               16,586                68,148
         Shareholder reporting .........................................................               13,897                34,148
         Registration fees .............................................................               16,158                22,991
         Trustee's fees and expenses ...................................................                8,930                10,981
         Interest expense ..............................................................                3,493                   240
         Miscellaneous .................................................................                7,178                16,677
                                                                                                        -----                ------
         Total expenses before reductions ..............................................              289,912               822,326
         Short-term trading fee ........................................................               (3,493)                 (240)
         Expenses offset ...............................................................               (2,210)                 (561)
         Expenses reimbursed ...........................................................                 --                    --
                                                                                                        -----                ------
         Net Expenses ..................................................................              284,209               821,525

-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ...........................................................              296,173               122,601
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

         Realized gain (loss) from:
         Securities ....................................................................            2,415,288              (356,896)
         Foreign currency transactions .................................................               (4,777)                 (296)
                                                                                                       ------                  ----
         Net realized gain (loss) ......................................................            2,410,511              (357,192)
                                                                                                    ---------              --------
         Net change in unrealized appreciation (depreciation) of:
         Investments ...................................................................           (2,358,338)          (19,975,309)
         Other assets and liabilities denominated in foreign currencies                                  (116)               28,866
                                                                                                         ----                ------
         Net unrealized appreciation (depreciation) ....................................           (2,358,454)          (19,946,443)
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments .................................               52,057           (20,303,635)
-----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
Resulting From Operations ..............................................................         $    348,230          $(20,181,034)
                                                                                                 ============          ============


See accompanying notes to financial statements.


-96-


STATEMENTS OF OPERATIONS                                                                            FOR THE YEAR ENDED JUNE 30, 1998



                                                                               Global Resources        World Gold       Gold Shares

Income:
-----------------------------------------------------------------------------------------------------------------------------------
Dividends ....................................................................     $    186,508      $  1,200,201      $  1,598,313
         Foreign taxes withheld on dividends .................................           (5,094)          (32,624)          (17,112)
                                                                                         ------           -------           -------
         Net dividends .......................................................          181,414         1,167,577         1,581,201
         Interest and other ..................................................           77,060           427,577           948,843
                                                                                         ------           -------           -------
         Total Income ........................................................          258,474         1,595,154         2,530,044

Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
         Management fee ......................................................          295,610         1,521,454           616,410
         Transfer agent fees and expenses ....................................          207,617           647,285         1,015,249
         Accounting service fees and expenses ................................           63,670           166,194            86,568
         Legal and professional fees .........................................           29,278            94,186            57,334
         Custodian fees ......................................................           37,912            65,999            90,160
         Shareholder reporting ...............................................           31,773            81,274           131,670
         Registration fees ...................................................           18,931            39,792            43,810
         Trustee's fees and expenses .........................................           10,827            19,415            16,032
         Interest expense ....................................................            2,118             3,523           163,315
         Miscellaneous .......................................................           20,707            89,293            34,525
                                                                                         ------            ------            ------
         Total expenses before reductions ....................................          718,443         2,728,415         2,255,073
         Short-term trading fee ..............................................           (2,118)           (3,523)         (163,315)
         Expenses offset .....................................................          (10,028)           (3,486)           (4,635)
         Expenses reimbursed .................................................             --                --                --
                                                                                         ------            ------            ------
         Net Expenses ........................................................          706,297         2,721,406         2,087,123

-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .................................................         (447,823)       (1,126,252)          442,921
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

         Realized gain (loss) from:
         Securities ..........................................................         (383,372)       (5,450,086)      (51,656,162)
         Foreign currency transactions .......................................          (50,365)         (168,331)         (244,552)
                                                                                        -------          --------          --------
         Net realized gain (loss) ............................................         (433,737)       (5,618,417)      (51,900,714)
                                                                                       --------        ----------       -----------
         Net change in unrealized appreciation (depreciation) of:
         Investments .........................................................       (8,934,752)      (60,616,853)       18,658,835
         Other assets and liabilities denominated in foreign currencies ......             (212)           55,190           (35,833)
                                                                                           ----            ------           -------
         Net unrealized appreciation (depreciation) ..........................       (8,934,964)      (60,561,663)       18,623,002
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments .......................       (9,368,701)      (66,180,080)      (33,277,712)
-----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
Resulting From Operations ....................................................     $ (9,816,524)     $(67,306,332)     $(32,834,791)
                                                                                   ============      ============      ============


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED

                                                                                                 U.S. Treasury Securities Cash Fund

                                                                                         June 30, 1998                 June 30,1997
INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .............................................             $     8,226,289              $     6,979,897
Net realized gain (loss) .................................................                      13,569                         --
Net unrealized appreciation (depreciation) ...............................                        --                           --
                                                                                               -------                      -------
Net increase (decrease) in net assets from
investment operations ....................................................                   8,239,858                    6,979,897

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income ...............................................                  (8,231,765)                  (6,979,895)
In excess of net investment income .......................................                        --                           --
From net capital gains ...................................................                        --                           --
In excess of net capital gains ...........................................                        --                           --
                                                                                               -------                      -------
Total distributions to shareholders ......................................                  (8,231,765)                  (6,979,895)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ................................................               3,497,365,077                4,905,311,931
Distributions reinvested .................................................                   8,105,535                    6,949,861
Paid-in capital portion of short-term trading fee ........................                        --                           --
                                                                                               -------                      -------
                                                                                         3,505,470,612                4,912,261,792
Cost of shares redeemed ..................................................              (3,587,939,550)              (4,869,223,284)
                                                                                        --------------               --------------
Net increase (decrease) in net assets
from capital share transactions ..........................................                 (82,468,938)                  43,038,508

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................                 (82,460,845)                  43,038,510
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ........................................................                 231,882,231                  188,843,721

-----------------------------------------------------------------------------------------------------------------------------------
End of year ..............................................................             $   149,421,386              $   231,882,231
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .........................             $        46,687              $        52,163
                                                                                       ---------------              ---------------

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................................               3,497,366,478                4,905,311,902
Shares reinvested ........................................................                   8,105,535                    6,949,861
Shares redeemed ..........................................................              (3,587,939,550)              (4,869,221,951)
                                                                                        --------------               --------------
Net share activity .......................................................             $   (82,467,537)             $    43,039,812
                                                                                       ===============              ===============

See accompanying notes to financial statements.


-98-


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED



                                                           U.S. Government Securities Savings               Near-Term Tax Free Fund

                                                             June 30, 1998       June 30,1997      June 30, 1998       June 30,1997

INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) ...........................     $  38,271,461      $  33,135,180      $     320,155      $     301,963
Net realized gain (loss) ...............................             2,317              9,340             19,843              9,354
Net unrealized appreciation (depreciation) .............              --                 --              111,972             52,103
                                                                   -------            -------            -------             ------
Net increase (decrease) in net assets from
investment operations ..................................        38,273,778         33,144,520            451,970            363,420

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income .............................       (38,322,248)       (33,144,634)          (347,902)          (301,300)
In excess of net investment income .....................              --                 --                 --                 --
From net capital gains .................................              --                 --                 --                 --
In excess of net capital gains .........................              --                 --                 --                 --
                                                                   -------            -------            -------             ------
Total distributions to shareholders ....................       (38,322,248)       (33,144,634)          (347,902)          (301,300)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ..............................       714,492,554        649,752,926          3,145,125          4,278,905
Distributions reinvested ...............................        37,764,547         33,129,743            284,226            243,513
Paid-in capital portion of short-term trading fee ......              --                 --                 --                 --
                                                                   -------            -------            -------             ------
                                                               752,257,101        682,882,669          3,429,351          4,522,418
Cost of shares redeemed ................................      (682,460,358)      (579,521,813)        (2,831,915)        (3,769,377)
                                                              ------------       ------------         ----------         ----------
Net increase (decrease) in net assets
from capital share transactions ........................        69,796,743        103,360,856            597,436            753,041

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................        69,748,273        103,360,742            701,504            815,161
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ......................................       691,769,305        588,408,563          7,359,955          6,544,794

-----------------------------------------------------------------------------------------------------------------------------------
End of year ............................................     $ 761,517,578      $ 691,769,305      $   8,061,459      $   7,359,955
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .......     $   1,650,857      $   1,667,229      $       5,774      $      33,511
                                                             -------------      -------------      -------------      -------------

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................       714,490,615        649,751,804            295,052            408,508
Shares reinvested ......................................        37,764,547         33,129,743             26,711             23,316
Shares redeemed ........................................      (682,460,358)      (579,521,813)          (265,953)          (360,674)
                                                              ------------       ------------           --------           --------
Net share activity .....................................        69,794,804        103,359,734             55,810             71,150
                                                                ==========        ===========             ======             ======


-99-


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED
                                                                                                         Tax Free Fund

                                                                                           June 30, 1998               June 30,1997

INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .................................................              $    964,182               $    941,518
Net realized gain (loss) .....................................................                   117,574                    (38,538)
Net unrealized appreciation (depreciation) ...................................                   407,090                    534,837
                                                                                                 -------                    -------
Net increase (decrease) in net assets from
investment operations ........................................................                 1,488,846                  1,437,817

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income ...................................................                  (997,172)                  (938,596)
In excess of net investment income ...........................................                      --                         --
From net capital gains .......................................................                      --                         --
In excess of net capital gains ...............................................                      --                         --
                                                                                                 -------                    -------
Total distributions to shareholders ..........................................                  (997,172)                  (938,596)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ....................................................                 9,840,352                  9,028,653
Distributions reinvested .....................................................                   784,777                    760,035
Paid-in capital portion of short-term trading fee ............................                      --                         --
                                                                                                 -------                    -------
                                                                                              10,625,129                  9,788,688
Cost of shares redeemed ......................................................                (8,044,567)               (11,909,505)
                                                                                              ----------                -----------
Net increase (decrease) in net assets
from capital share transactions ..............................................                 2,580,562                 (2,120,817)

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................                 3,072,236                 (1,621,596)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ............................................................                18,327,407                 19,949,003

-----------------------------------------------------------------------------------------------------------------------------------
End of year ..................................................................              $ 21,399,643               $ 18,327,407
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .............................              $      4,095               $     37,085
                                                                                            ------------               ------------

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................................                   808,610                    768,737
Shares reinvested ............................................................                    64,542                     64,725
Shares redeemed ..............................................................                  (661,154)                (1,014,702)
                                                                                                --------                 ----------
Net share activity ...........................................................                   211,998                   (181,240)
                                                                                                 =======                   ========


See accompanying notes to financial statements.


-100-


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED
                                                                             Income Fund                All American Equity Fund

                                                                June 30, 1998      June 30,1997     June 30, 1998      June 30,1997

INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) ...............................     $    159,539      $    203,475      $    295,491      $    269,627
Net realized gain (loss) ...................................          775,019         1,752,977         1,150,496           281,397
Net unrealized appreciation (depreciation) .................        1,282,975          (593,053)        5,567,709         4,872,127
                                                                    ---------          --------         ---------         ---------
Net increase (decrease) in net assets from
investment operations ......................................        2,217,533         1,363,399         7,013,696         5,423,151

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income .................................         (182,284)         (173,113)         (294,531)         (291,937)
In excess of net investment income .........................             --                --             (21,819)             --
From net capital gains .....................................       (1,415,785)       (1,400,898)         (507,110)         (511,031)
In excess of net capital gains .............................             --                --                --                --
                                                                    ---------          --------         ---------         ---------
Total distributions to shareholders ........................       (1,598,069)       (1,574,011)         (823,460)         (802,968)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ..................................        5,132,257         2,905,625        26,967,395        16,746,661
Distributions reinvested ...................................        1,417,432         1,473,596           770,612           759,303
Paid-in capital portion of short-term trading fee ..........            3,516              --              12,410               113
                                                                        -----            ------            ------               ---
                                                                    6,553,205         4,379,221        27,750,417        17,506,077
Cost of shares redeemed ....................................       (5,650,697)       (4,251,783)      (24,748,051)      (11,868,167)
                                                                   ----------        ----------       -----------       -----------
Net increase (decrease) in net assets
from capital share transactions ............................          902,508           127,438         3,002,366         5,637,910

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        1,521,972           (83,174)        9,192,602        10,258,093
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ..........................................        9,614,849         9,698,023        25,478,372        15,220,279

-----------------------------------------------------------------------------------------------------------------------------------
End of year ................................................     $ 11,136,821      $  9,614,849      $ 34,670,974      $ 25,478,372
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year ...........     $     (2,236)     $     20,508      $    (16,211)     $       (960)
                                                                 ------------      ------------      ------------      ------------

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................          337,095           203,876           781,985           595,950
Shares reinvested ..........................................          104,459           110,120            22,147            28,750
Shares redeemed ............................................         (378,119)         (299,586)         (723,425)         (431,873)
                                                                     --------          --------          --------          --------
Net share activity .........................................           63,435            14,410            80,707           192,827
                                                                       ======            ======            ======           =======

STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED

                                                                                                       Real Estate Fund

                                                                                           June 30, 1998               June 30,1997
INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .................................................              $    296,173               $    427,610
Net realized gain (loss) .....................................................                 2,410,511                  1,242,646
Net unrealized appreciation (depreciation) ...................................                (2,358,454)                 1,659,405
                                                                                              ----------                  ---------
Net increase (decrease) in net assets from
investment operations ........................................................                   348,230                  3,329,661

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income ...................................................                  (407,325)                  (342,360)
In excess of net investment income ...........................................                      --                         --
From net capital gains .......................................................                  (368,775)                      --
In excess of net capital gains ...............................................                      --                         --
                                                                                              ----------                  ---------
Total distributions to shareholders ..........................................                  (776,100)                  (342,360)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ....................................................                10,993,821                 30,297,759
Distributions reinvested .....................................................                   739,094                    324,421
Paid-in capital portion of short-term trading fee ............................                       127                      3,697
                                                                                                     ---                      -----
                                                                                              11,733,042                 30,625,877
Cost of shares redeemed ......................................................               (13,833,733)               (27,936,336)
                                                                                             -----------                -----------
Net increase (decrease) in net assets
from capital share transactions ..............................................                (2,100,691)                 2,689,541

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................                (2,528,561)                 5,676,842
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ............................................................                13,896,856                  8,220,014

-----------------------------------------------------------------------------------------------------------------------------------
End of year ..................................................................              $ 11,368,295               $ 13,896,856
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .............................              $    (10,555)              $    105,364
                                                                                            ============               ============

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................................                   709,555                  2,314,927
Shares reinvested ............................................................                    49,283                     23,230
Shares redeemed ..............................................................                  (904,995)                (2,110,101)
                                                                                                --------                 ----------
Net share activity ...........................................................                  (146,157)                   228,056
                                                                                                ========                    =======


See accompanying notes to financial statements.


-102-


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED
                                                                 China Region Opportunity Fund             Global Resources Fund

                                                                June 30, 1998      June 30,1997     June 30, 1998      June 30,1997

INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) ...............................     $    122,601      $    243,278      $   (447,823)     $   (214,044)
Net realized gain (loss) ...................................         (357,192)          631,700          (433,737)          923,955
Net unrealized appreciation (depreciation) .................      (19,946,443)        7,293,867        (8,934,964)        3,708,651
                                                                  -----------         ---------        ----------         ---------
Net increase (decrease) in net assets from
investment operations ......................................      (20,181,034)        8,168,845        (9,816,524)        4,418,562

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income .................................         (207,619)          (92,833)             --            (142,583)
In excess of net investment income .........................             --                --                --              (3,778)
From net capital gains .....................................             --                --            (160,639)       (3,293,334)
In excess of net capital gains .............................             --                --          (3,620,754)             --
                                                                    ---------         ---------        ----------         ---------
Total distributions to shareholders ........................         (207,619)          (92,833)       (3,781,393)       (3,439,695)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ..................................       36,040,287        34,873,032        29,416,915        27,452,394
Distributions reinvested ...................................          198,979            89,879         3,469,677         3,089,881
Paid-in capital portion of short-term trading fee ..........          263,326           144,774            22,484            10,465
                                                                      -------           -------            ------            ------
                                                                   36,502,592        35,107,685        32,909,076        30,552,740
Cost of shares redeemed ....................................      (38,753,107)      (22,051,958)      (30,336,586)      (26,082,216)
                                                                  -----------       -----------       -----------       -----------
Net increase (decrease) in net assets
from capital share transactions ............................       (2,250,515)       13,055,727         2,572,490         4,470,524

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................      (22,639,168)       21,131,739       (11,025,427)        5,449,391
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ..........................................       42,099,013        20,967,274        29,983,369        24,533,978

-----------------------------------------------------------------------------------------------------------------------------------
End of year ................................................     $ 19,459,845      $ 42,099,013      $ 18,957,942      $ 29,983,369
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year ...........     $    119,508      $    204,822      $    (50,365)     $       (212)
                                                                 ============      ============      ============      ============

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................        5,562,694         4,590,966         3,859,064         3,747,347
Shares reinvested ..........................................           34,307            14,132           580,214           436,424
Shares redeemed ............................................       (5,740,651)       (2,966,726)       (4,286,561)       (3,609,089)
                                                                   ----------        ----------        ----------        ----------
Net share activity .........................................         (143,650)        1,638,372           152,717           574,682
                                                                     ========         =========           =======           =======

STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED
                                                                                                      World Gold Fund

                                                                                           June 30, 1998               June 30,1997
INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .................................................             $  (1,126,252)             $  (1,434,880)
Net realized gain (loss) .....................................................                (5,618,417)                 9,541,590
Net unrealized appreciation (depreciation) ...................................               (60,561,663)               (58,479,164)
                                                                                             -----------                -----------
Net increase (decrease) in net assets from
investment operations ........................................................               (67,306,332)               (50,372,454)

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income ...................................................                      --                  (13,061,240)
In excess of net investment income ...........................................                (1,637,556)                      --
From net capital gains .......................................................                      --                         --
In excess of net capital gains ...............................................                      --                         --
                                                                                             -----------                -----------
Total distributions to shareholders ..........................................                (1,637,556)               (13,061,240)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ....................................................               735,521,254                525,463,040
Distributions reinvested .....................................................                 1,481,375                 12,024,924
Paid-in capital portion of short-term trading
fee ..........................................................................                 1,423,972                    823,646
                                                                                               ---------                    -------
                                                                                             738,426,601                538,311,610
Cost of shares redeemed ......................................................              (707,189,284)              (536,193,421)
                                                                                            ------------               ------------
Net increase (decrease) in net assets
from capital share transactions ..............................................                31,237,317                  2,118,189

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................               (37,706,571)               (61,315,505)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ............................................................               187,465,885                248,781,390

-----------------------------------------------------------------------------------------------------------------------------------
End of year ..................................................................             $ 149,759,314              $ 187,465,885
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .............................             $    (168,311)             $     500,641
                                                                                           =============              =============

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................................                61,013,502                 26,738,670
Shares reinvested ............................................................                   132,859                    627,606
Shares redeemed ..............................................................               (57,712,475)               (27,393,631)
                                                                                             -----------                -----------
Net share activity ...........................................................                 3,433,886                    (27,355)
                                                                                               =========                    =======



See accompanying notes to financial statements.


-104-


STATEMENTS OF CHANGES IN NET ASSETS                                                                             FOR THE YEARS ENDED
                                                                                                      Gold Shares fund

                                                                                         June 30, 1998                June 30, 1997
INCREASE (DECREASE) IN NET ASSETS
From investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .............................................             $       442,921              $     4,191,765
Net realized gain (loss) .................................................                 (51,900,714)                 (43,691,058)
Net unrealized appreciation (depreciation) ...............................                  18,623,002                  (23,588,796)
                                                                                            ----------                  -----------
Net increase (decrease) in net assets from
investment operations ....................................................                 (32,834,791)                 (63,088,089)

Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income ...............................................                  (1,269,718)                  (5,265,799)
In excess of net investment income .......................................                    (131,682)                        --
From net capital gains ...................................................                        --                           --
In excess of net capital gains ...........................................                        --                           --
                                                                                            ----------                  -----------
Total distributions to shareholders ......................................                  (1,401,400)                  (5,265,799)

From capital share transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold ................................................               2,855,272,222                4,140,600,024
Distributions reinvested .................................................                   1,265,832                    4,884,235
Paid-in capital portion of short-term trading
fee ......................................................................                   6,755,275                    9,317,558
                                                                                             ---------                    ---------
                                                                                         2,863,293,329                4,154,801,817
Cost of shares redeemed ..................................................              (2,862,329,383)              (4,160,764,515)
                                                                                        --------------               --------------
Net increase (decrease) in net assets
from capital share transactions ..........................................                     963,946                   (5,962,698)

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................                 (33,272,245)                 (74,316,586)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year ........................................................                  79,522,794                  153,839,380

-----------------------------------------------------------------------------------------------------------------------------------
End of year ..............................................................             $    46,250,549              $    79,522,794
-----------------------------------------------------------------------------------------------------------------------------------

Undistributed net investment income, end of year .........................             $      (177,162)             $       826,797
                                                                                       ===============              ===============

Capital Share Activity
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................................                 441,295,800                  289,710,280
Shares reinvested ........................................................                     222,076                      412,569
Shares redeemed ..........................................................                (437,784,893)                (290,003,375)
                                                                                          ------------                 ------------
Net share activity .......................................................                   3,732,983                      119,475
                                                                                             =========                      =======

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

U.S. Global Investors Funds (the "Trust") is organized as a Massachusetts business trust, consisting of eleven separate funds (the "Funds"), as follows:
U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Income, All American Equity, Real Estate, China Region Opportun-ity, Global Resources, World Gold and Gold Shares. Prior to July 1, 1998, Near-Term Tax Free, Tax Free, Income, All American Equity, Real Estate, Global Resources, World Gold and Gold Shares were known as United Services Near-Term Tax Free, U.S.Tax Free, U.S. Income, U.S. All American Equity, U.S. Real Estate, U.S. Global Resources, U.S. World Gold and U.S. Gold Shares, respectively. The Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

B. FAIR VALUED SECURITIES
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are considered in determining fair value: nature and duration of restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books liquid assets to collateralize the obligation until settlement. The investment is accounted for in the same manner as marketable portfolio securities.

D. REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreements with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating Fund owns an undivided interest in the account.

E. OPTIONS
Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty fails to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

                               World Gold Fund             Gold Shares Fund
--------------------------------------------------------------------------------
                           Number of       Premiums    Number of       Premiums
                           Contracts           Paid    Contracts           Paid
Options outstanding at
         July 1, 1997           --             --            --             --
Options purchased ....       591,400    $ 7,449,876      103,300     $7,003,700
Options sold .........      (539,500)    (6,340,800)    (102,100)    (6,169,150)
Options expired ......       (51,000)      (722,626)         --             --
                             -------       --------      -------       --------
Options outstanding at
         June 30, 1998           900    $   386,450        1,200     $  834,550
                                 ---    -----------        -----     ----------

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

F. FOREIGN CURRENCY TRANSACTIONS
Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determin-ation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

G. FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
The Funds record dividends and distributions to shareholders on the ex- dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. Reclassifications were made within the equity accounts of the funds to reflect permanent differences between financial and tax accounting. The permanent differences were primarily the result of expiration of capital loss carry forwards, classification of gains from passive foreign investment companies, treatment of partnership investments, utilization of net operating loss and other tax characteristics of earnings or distributions.

The Funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Income pay quarterly dividends. Dividends and distributions payable at period end were processed for reinvestment on the following business day.

I. EXPENSES
Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the Funds are applied as a reduction of expenses to the extent of such related costs; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Funds' custodian so the custodian fees are paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

J. USE OF ESTIMATES  IN  FINANCIAL  STATEMENT  PREPARATION
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contin-gent assets and liabilities at the date of the financial statements and the re-ported amounts of income and expenses during the reporting period.Actual results could differ from those estimates.


NOTE 2: RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the "Manager"), under an investment advisory agreement with the Trust in effect through October 31, 1998, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Manager.

For the services of the Manager, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:

                                          Annual Percentage of
     Fund                                 Average Daily Net Assets
--------------------------------------------------------------------------------
     Gold Shares, All American            .75% of the first $250,000,000 and
     Equity, Income, Tax Free and         .50% of the excess
     Real Estate

     U.S. Treasury Securities Cash and    .50% of the first $250,000,000 and
     U.S. Government Securities Savings   .375% of the excess

     World Gold and Global Resources      1% of the first $250,000,000 and
                                          .50% of the excess

     Near-Term Tax Free                   .50%

     China Region Opportunity             1.25%

The Manager has voluntarily agreed to reimburse specific Funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 1998, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Manager, is transfer agent for the Funds. Each Fund pays an annual fee based on number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charges to the Funds. For maintaining the books and records of the Funds and calculating the daily net asset values, USSI was paid a fee based on Fund net assets subject to a minimum fee. For the period from July 1, 1997 to October 31, 1997, USSI was paid $353,796 for performing such accounting duties. Effective, November 1, 1997, the Funds changed to Brown Brothers Harriman & Co. as the new custodian, fund accounting and administration service agent with a fee structure based on average net assets. Additionally, the Manager is reimbursed at cost for in-house legal services pertaining to each fund.

During the year ended June 30, 1998, A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, was paid $439,812 for mailing services provided to the Funds.

The five independent Trustees receive $16,000 annually as compensation for serving on the Board, plus $2,000 per meeting. The Chairman and members of special committees receive additional compensation ranging from $1,500 to $14,000. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings.


NOTE 3: INVESTMENT ACTIVITY

Purchases and sales of long-term securities for the year ended June 30, 1998 are summarized as follows:

Fund                                               Purchases               Sales
--------------------------------------------------------------------------------
Near-Term Tax Free .....................        $  4,655,747        $  2,843,595
Tax Free ...............................          13,185,980           9,760,411
Income .................................           2,821,634           3,183,050
All American Equity ....................           8,291,736           5,952,387
Real Estate ............................          12,815,962          17,102,763
China Region Opportunity ...............           6,203,383           4,716,213
Global Resources .......................          53,160,097          59,629,307
World Gold .............................          63,191,324          75,189,968
Gold Shares ............................         157,342,517         174,082,178

U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the year.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

Investments in foreign issuers as a percent of total investments at June 30, 1998 were: 14% of Real Estate, 97% of China Region Opportunity, 38% of Global Resources, 73% of World Gold and 60% of Gold Shares.

The following table presents the income tax basis of the securities owned at June 30, 1998 and the tax basis components of net unrealized appreciation or depreciation:

                                                                                    Gross                Gross       Net unrealized
                                                             Aggregate         unrealized           unrealized         appreciation
Fund                                                              cost       appreciation         depreciation       (depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Cash ....................        $182,596,971        $       --          $       --           $       --
U.S. Government Securities Savings ...............         756,012,969                --                  --                   --
Near-Term Tax Free ...............................           7,793,768             137,475              (6,866)             130,609
Tax Free .........................................          20,338,470             776,579             (21,842)             754,737
Income ...........................................           8,651,105           2,461,766             (98,479)           2,363,287
All American Equity ..............................          19,875,047          14,619,408            (134,977)          14,484,431
Real Estate ......................................          11,157,475             177,142            (378,810)            (201,668)
China Region Opportunity .........................          31,983,221             747,471         (14,988,283)         (14,240,812)
Global Resources .................................          22,520,735             462,745          (4,231,620)          (3,768,875)
World Gold .......................................         148,281,022          17,801,541         (47,527,979)         (29,726,438)
Gold Shares ......................................          53,825,379                --           (16,576,363)         (16,576,363)

Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each Fund, as of June 30, 1998, are as follows:

                                                            Loss     Expiration
Fund                                               Carryforwards           Date
--------------------------------------------------------------------------------
U.S. Government Securities Savings ..........       $  1,770,341      1999-2005
Near-Term Tax Free ..........................            210,277      2003-2004
Tax Free ....................................             67,031      2003-2005
China Region Opportunity ....................          4,414,198      2004-2005
World Gold ..................................         38,427,707      1999-2001
Gold Shares .................................        150,363,949      1999-2006

Gold Shares and Global Resources had post-October 31, 1997 capital losses of $41,112,377 and $4,520,984 and currency loss deferral of $244,552 and $50,365, respectively which, in accordance with tax rules, are deemed to have occurred on July 1, 1998.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

NOTE 4: RISKS OF CONCENTRATIONS

China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting the area.


NOTE 5: CAPITAL STOCK

On May 22, 1998, the Trustees declared a 1-for-10 reverse stock split with an effective date of July 1, 1998 for the shareholders of the Gold Shares Fund. All capital share activity and per share data for the Gold Shares Fund have been restated to reflect the reverse stock split.


NOTE 6: REVOLVING DEMAND NOTES

On November 6, 1997. each of the Funds entered into revolving demand notes with Brown Brothers Harriman & Co. as denoted below subject to the borrowing limits as set forth in the Funds' registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Funds' custodian. Borrowings under these notes will be charged interest at the current overnight Federal Funds Rate plus 1.75%. There were no borrowings under the revolving demand notes at June 30, 1998.

Fund                                Amount Available Under Revolving Demand Note
--------------------------------------------------------------------------------
U.S. Treasury Securities Cash ...........................           $ 30,000,000
U.S. Government Security Savings ........................             30,000,000
Near-Term Tax Free ......................................              5,000,000
Tax Free ................................................              5,000,000
Income ..................................................              5,000,000
All American Equity .....................................              5,000,000
Real Estate .............................................              5,000,000
China Region Opportunity ................................              5,000,000
Global Resources ........................................              5,000,000
World Gold ..............................................             15,000,000
Gold Shares .............................................            100,000,000

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998


NOTE 7: SHARES OF BENEFICIAL INTEREST

At June 30, 1998, individual shareholders holding more than 5% of outstanding shares comprised 19.27% of the Near-Term Tax Free Fund.


NOTE 8: Litigation

In April 1998,a single investor who purchased shares of China Region Opportunity Fund filed a suit against the Trust alleging that their investment in the Fund was not processed at the correct net asset value per share resulting in damages to the investor. The Trust denies the allegations in the complaint and intends to vigorously defend the lawsuit. The probability of an unfavorable outcome of this matter to the Trust and range of potential loss is not determinable as this matter is still under investigation.

FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND

For a capital share outstanding during each year ended June 30,
                                                                1998           1997            1996            1995           1994

Net asset value, beginning of year .................     $      1.00    $      1.00    $       1.00    $       1.00    $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
         Net investment income .....................             .04            .04             .04             .04            .02
         Net realized and unrealized gain (loss) ...             --             --              --              --             --
                                                    -------------------------------------------------------------------------------
         Total from investment activities ..........             .04            .04             .04             .04            .02
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income ................            (.04)          (.04)           (.04)           (.04)          (.02)
         From net realized gains ...................             --             --              --              --             --
                                                    -------------------------------------------------------------------------------
         Total distributions .......................            (.04)          (.04)           (.04)           (.04)          (.02)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year .......................     $      1.00    $      1.00    $       1.00    $       1.00    $      1.00
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ..............            4.55%          4.35%           4.54%           4.43%          2.38%
Ratios to Average Net Assets (a):
         Net investment income .....................            4.37%          4.22%           4.42%           4.32%          2.38%
         Total expenses ............................             .96%          1.04%           1.03%            .97%           .96%
         Expenses reimbursed or offset .............             --             --              --              --            (.03)%
         Net expenses ..............................             .96%          1.04%           1.03%            .97%           .93%

Net assets, end of year (in thousands) .............     $   149,421    $   231,882     $   188,844     $   190,373    $   164,708


(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES SAVINGS FUND

For a capital share outstanding during each year ended June 30,

                                                              1998            1997            1996            1995            1994

Net asset value, beginning of year ..............   $         1.00  $         1.00  $         1.00  $         1.00     $      1.00
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ..................              .05             .05             .05             .05             .03
         Net realized and unrealized gain (loss)               --              --              --             (.01)            --
                                                    -------------------------------------------------------------------------------
         Total from investment activities .......              .05             .05             .05             .04             .03
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .............             (.05)           (.05)           (.05)           (.05)           (.03)
         From net realized gains ................              --              --              --              --              --
                                                    -------------------------------------------------------------------------------
         Total distributions ....................             (.05)           (.05)           (.05)           (.05)           (.03)
Capital contribution by manager .................              --              --              --              .01             --

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ....................   $         1.00  $         1.00  $         1.00  $         1.00     $      1.00
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ...........             5.38%           5.27%           5.34%           5.09%(b)        3.34%
Ratios to Average Net Assets(a):
Net investment income ...........................             5.25%           5.13%           5.28%           5.03%           3.34%
         Total expenses .........................              .67%            .70%            .71%            .68%            .71%
         Expenses reimbursed or offset ..........             (.36)%          (.41)%          (.45)%          (.45)%          (.55)%
         Net expenses ...........................              .31%            .29%            .26%            .23%            .16%

Net assets, end of year (in thousands) ..........   $      761,518     $   691,769     $   588,409     $   529,372     $   610,229





(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Total return includes the effect of a voluntary capital contribution by the Manager; otherwise the return would have been 4.19%.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

For a capital share outstanding during each year ended June 30,
                                                                    1998          1997          1996          1995          1994

Net asset value, beginning of year ......................    $     10.49   $     10.38   $     10.47   $     10.39   $     10.74
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ..........................            .43           .48           .47           .45           .43
         Net realized and unrealized gain (loss) ........            .19           .12          (.09)          .06          (.21)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ...............            .62           .60           .38           .51           .22
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .....................           (.47)         (.49)         (.47)         (.43)         (.44)
         In excess of net investment income .............            --            --            --            --           (.07)
         From net realized gains ........................            --            --            --            --            --
         In excess of net realized gains ................            --            --            --            --           (.06)
                                                    -------------------------------------------------------------------------------
         Total distributions ............................           (.47)         (.49)         (.47)         (.43)         (.57)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ............................    $     10.64   $     10.49   $     10.38   $     10.47   $     10.39
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ...................           6.02%         5.85%         3.68%         5.02%         2.03%
Ratios to Average Net Assets (a):
         Net investment income ..........................           4.12%         4.67%         4.41%         4.25%         4.34%
         Total expenses .................................           1.83%         1.92%         1.75%         1.62%         1.80%
         Expenses reimbursed or offset ..................          (1.13)%       (1.52)%       (1.23)%       (1.42)%       (1.80)%
         Net expenses ...................................            .70%          .40%          .52%          .20%          --

Portfolio turnover rate .................................             39%          103%           83%           53%           69%

Net assets, end of year (in thousands) ..................    $     8,061     $   7,360     $   6,545     $   7,128     $   9,190



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

TAX FREE FUND

For a capital share outstanding during each year ended June 30,
                                                                    1998          1997          1996          1995          1994

Net asset value, beginning of year ......................   $      11.89  $      11.58  $      11.55  $      11.40  $      12.16
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ..........................            .57           .59           .59           .64           .67
         Net realized and unrealized gain (loss) ........            .33           .31           .01           .18          (.56)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ...............            .90           .90           .60           .82           .11
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .....................           (.59)         (.59)         (.57)         (.64          (.68)
         In excess of net investment income .............            --            --            --           (.03          (.06)
         From net realized gains ........................            --            --            --            --           (.06)
         In excess of net realized gains ................            --            --            --            --           (.07)
                                                    -------------------------------------------------------------------------------
         Total distributions ............................           (.59)         (.59)         (.57)         (.67)         (.87)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ............................   $      12.20  $      11.89  $      11.58  $      11.55  $      11.40
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ...................           7.71%         7.93%         5.25%         7.51%          .75%
Ratios to Average Net Assets (a):
         Net investment income ..........................           4.77%         5.00%         5.06%         5.62%         5.68%
         Total expenses .................................           1.45%         1.46%         1.44%         1.49%         1.46%
         Expenses reimbursed or offset ..................           (.75)%       (1.06)%       (1.08)        (1.27)%       (1.46)%
         Net expenses ...................................            .70%          .40%          .36%          .22%          --

Portfolio turnover rate .................................             49%           87%           69%           22%           51%

Net assets, end of year (in thousands) ..................   $     21,400    $   18,327    $   19,949    $   18,613    $   18,656



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

INCOME FUND

For a capital share outstanding during each year ended June 30,
                                                                    1998          1997          1996          1995          1994

Net asset value, beginning of year .......................    $    14.49   $     14.94   $     13.35   $     12.57   $     14.06
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ...........................           .23           .31           .35           .35           .31
         Net realized and unrealized gain (loss) .........          2.84          1.77          1.84           .79         (1.06)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ................          3.07          2.08          2.19          1.14          (.75)
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income ......................          (.28)         (.27)         (.35)         (.34)         (.31)
         In excess of net investment income ..............           --            --            --            --           (.03)
         From net realized gains .........................         (1.96)        (2.26)         (.25)         (.02)         (.01)
         In excess of net realized gains .................           --            --            --            --           (.39)
                                                    -------------------------------------------------------------------------------
         Total distributions .............................         (2.24)        (2.53)         (.60)         (.36)         (.74)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year .............................    $    15.32   $     14.49   $     14.94   $     13.35     $    12.57
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ....................         23.92%        15.58%        16.60%         9.31%         (5.83)%
Ratios to Average Net Assets (a):
         Net investment income ...........................          1.54%         2.18%         2.45%         2.59%          2.27%
         Total expenses ..................................          2.14%         2.20%         2.10%         2.01%          1.79%
         Expenses reimbursed or offset ...................           --           (.01)%        (.02)%        (.03)%         (.05)%
         Net expenses ....................................          2.14%         2.19%         2.08%         1.98%          1.74%
Portfolio turnover rate ..................................            29%           88%           51%            7%             7%

Net assets, end of year (in thousands) ...................    $   11,137   $     9,615   $     9,698   $     10,230    $   11,865



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

For a capital share outstanding during each year ended June 30,
                                                                    1998          1997          1996          1995          1994

Net asset value, beginning of the year ..................   $      31.34  $      24.55  $      20.08  $      19.52  $      20.60
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ..........................            .38           .38           .41           .44           .44
         Net realized and unrealized gain (loss) ........           8.06          7.64          4.44          2.68          (.75)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ...............           8.44          8.02          4.85          3.12          (.31)
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .....................           (.37)         (.43)         (.38)         (.39)         (.44)
         In excess of net investment income .............           (.03)          --            --            --           (.02)
         From net realized gains ........................           (.58)         (.80)          --            --           (.31)
         In excess of net realized gains ................            --            --            --          (2.17)          --
                                                    -------------------------------------------------------------------------------
         Total distributions ............................           (.98)        (1.23)         (.38)        (2.56)         (.77)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ............................   $      38.80  $      31.34  $      24.55  $      20.08  $      19.52
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ...................          27.31%        33.68%        24.31%        17.98%        (1.67)%
Ratios to Average Net Assets (a):
         Net investment income ..........................           1.03%         1.51%         1.84%         2.33%         2.11%
         Total expenses .................................           1.61%         1.81%         1.90%         2.17%         2.08%
         Expenses reimbursed or offset ..................           (.64)%       (1.14)%       (1.22)%       (1.47)%       (1.47)%
         Net expenses ...................................            .97%          .67%          .68%          .70%          .61%
Portfolio turnover rate .................................             24%            7%           16%           97%          117%

Net assets, end of year (in thousands) ..................   $     34,671  $     25,478  $     15,220  $     11,931  $     10,227



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

REAL ESTATE FUND

For a capital share outstanding during each year ended June 30,
                                                                    1998*         1997          1996          1995          1994

Net asset value, beginning of year ........................   $    14.22  $      10.97  $       9.80  $       9.86  $      10.96
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income ............................          .27           .40           .42           .23           .22
         Net realized and unrealized gain (loss) ..........          .03          3.15          1.27          (.13)        (1.05)
                                                    -------------------------------------------------------------------------------
         Total from investment activities .................          .30          3.55          1.69           .10          (.83)
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .......................         (.39)         (.30)         (.39)         (.16)         (.22)
         In excess of net investment income ...............          --            --            --            --           (.02)
         From net realized gains ..........................         (.45)          --            --            --            --
         Tax return of capital ............................          --            --           (.13)          --           (.03)
                                                    -------------------------------------------------------------------------------
         Total distributions ..............................         (.84)         (.30)         (.52)         (.16)         (.27)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ..............................   $    13.68  $      14.22  $      10.97  $       9.80  $       9.86
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) .....................         1.39%        32.44%        17.34%         1.09%        (7.70)%
Ratios to Average Net Assets (a):
         Net investment income ............................         2.05%         3.19%         3.63%         2.22%         1.96%
         Total expenses ...................................         2.01%         1.82%         2.27%         1.95%         1.62%
         Expenses reimbursed or offset ....................         (.04)%        (.02)%        (.01)%        (.03)%        (.03)%
         Net expenses .....................................         1.97%         1.80%         2.26%         1.92%         1.59%
Portfolio turnover rate ...................................           95%          118%          108%           48%          145%

Net assets, end of year (in thousands) ....................   $   11,368    $   13,897     $   8,220     $   9,169    $   14,597



* Effective May 1, 1998, the Fund changed to a new sub-adviser, Goodman & Co.

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

CHINA REGION OPPORTUNITY FUND

For a capital share outstanding during each year ended June 30,
                                                            1998         1997         1996        1995         1994*       1994**

Net asset value, beginning of period ...........   $        8.60  $      6.43  $      6.67  $     7.75  $     10.00  $     9.92
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income .................             .03          .05          .08         .10          .04         .04
         Net realized and unrealized gain (loss)           (4.49)        2.15         (.22)      (1.09)       (2.25)      (2.17)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ......           (4.46)        2.20         (.14)       (.99)       (2.21)      (2.13)
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income ............            (.05)        (.03)        (.08)       (.09)        (.04)       (.04)
         In excess of net investment income ....             --           --          (.02)        --           --          --
         From net realized gains ...............             --           --           --          --           --          --
                                                    -------------------------------------------------------------------------------
         Total distributions ...................            (.05)        (.03)        (.10)       (.09)        (.04)       (.04)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .................   $        4.09  $      8.60  $      6.43  $     6.67  $      7.75  $     7.75
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ..........          (52.06)%      34.38%       (2.07)%    (12.79)%     (22.11)%    (21.48)%
Ratios to Average Net Assets (a):
         Net investment income .................             .39%         .87%        1.24%       1.53%        1.51%       1.33%
         Total expenses ........................            2.60%        2.54%        2.60%       2.51%        3.10%       3.26%
         Expenses reimbursed or offset .........             --          (.32)%       (.45)%      (.56)%      (1.48)%     (1.38)%
         Net expenses ..........................            2.60%        2.22%        2.15%       1.95%        1.62%       1.88%
Portfolio turnover rate ........................              17%          24%          37%         54%          13%         13%

Net assets, end of period (in thousands) .......   $      19,460   $   42,099  $    20,967  $   19,022    $   7,655   $   7,655




a) Expenses reimbursed or offset reflect reductions to total expenses, as dis-cussed in the notes to the financial statements.Such amounts would decrease the net investment income ratio had such reductions not occurred.

* For the period January 10, 1994, commencement of operations, through June 30, 1994.

** For the period February 10, 1994, effective date of registration and public offering, through June 30, 1994.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

For a capital share outstanding during each year ended June 30,
                                                                     1998           1997           1996          1995         1994

Net asset value, beginning of year ......................   $        7.33  $        6.98  $        5.76  $        5.74  $     6.10
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment loss ............................            (.01)          (.05)          (.01)          (.03)       (.02)
         Net realized and unrealized gain (loss) ........           (1.95)          1.34           1.31            .36        (.18)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ...............           (1.96)          1.29           1.30            .33        (.20)
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income .....................             --            (.04)           --             --          --
         In excess of net investment income .............             --             --            (.01)           --         (.01)
         From net realized gains ........................            (.04)          (.90)          (.07)           --         (.15)
         In excess of net realized gains ................            (.86)           --             --            (.31)        --
                                                    -------------------------------------------------------------------------------
         Total distributions ............................            (.90)          (.94)          (.08)          (.31)       (.16)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ............................   $        4.47  $        7.33  $        6.98  $        5.76  $     5.74
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ...................          (29.79)%        18.96%         22.80%          5.94%      (3.73)%
Ratios to Average Net Assets (a):
         Net investment income ..........................           (1.51)%         (.76)%         (.13)%         (.60)%      (.34)%
         Total expenses .................................            2.42%          2.34%          2.58%          2.51%       2.44%
         Expenses reimbursed or offset ..................            (.04)%         (.04)%         (.01)%         (.02)%      (.01)%
         Net expenses ...................................            2.38%          2.30%          2.57%          2.49%       2.43%
Portfolio turnover rate .................................             192%            52%           117%            50%         58%

Net assets, end of year (in thousands) ..................   $      18,958     $   29,983     $   24,534     $   21,452  $   21,620



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

WORLD GOLD FUND

For a capital share outstanding during each year ended June 30,
                                                                 1998            1997            1996            1995         1994
Net asset value, beginning of year .................   $        15.95   $       21.12  $        15.81  $        15.63  $     14.59
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income (loss) ..............             (.05)           (.12)           (.08)           (.12)        (.09)
         Net realized and unrealized gain (loss) ...            (5.90)          (3.94)           5.39             .33         1.13
                                                    -------------------------------------------------------------------------------
         Total from investment activities ..........            (5.95)          (4.06)           5.31             .21         1.04
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income ................              --            (1.11)            --              --           --
         In excess of net investment income ........             (.14)            --              --             (.03)         --
         From net realized gains ...................              --              --              --              --           --
                                                    -------------------------------------------------------------------------------
         Total distributions .......................             (.14)          (1.11)            --             (.03)         --

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year .......................   $         9.86  $        15.95  $        21.12  $        15.81  $     15.63
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ..............           (37.41)%        (20.10)%         33.59%           1.36%        7.13%
Ratios to Average Net Assets (a):
         Net investment income .....................             (.72)%          (.60)%          (.40)%          (.66)%       (.66)%
         Total expenses ............................             1.74%           1.54%           1.53%           1.58%        1.57%
         Expenses reimbursed or offset .............              --             (.02)%          (.02)%          (.03)%       (.04)%
         Net expenses ..............................             1.74%           1.52%           1.51%           1.55%        1.53%
Portfolio turnover rate ............................              43%              40%             26%             28%          20%

Net assets, end of year (in thousands) .............   $     149,759     $    187,466     $   248,781     $   181,473   $  202,819



(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

GOLD SHARES FUND

For a capital share outstanding during each year ended June 30,
                                                                  1998           1997            1996            1995         1994

Net asset value, beginning of year ...................   $        9.40  $       18.40  $        21.40  $        24.80  $     24.90
-----------------------------------------------------------------------------------------------------------------------------------

Investment Activities
         Net investment income .......................             .01            .40             .50             .60          .70
         Net realized and unrealized gain (loss) .....           (5.50)         (8.90)          (3.00)          (3.30)        (.20)
                                                    -------------------------------------------------------------------------------
         Total from investment activities ............           (5.49)         (8.50)          (2.50)          (2.70)         .50
                                                    -------------------------------------------------------------------------------
Distributions
         From net investment income ..................            (.11)          (.50)           (.50)           (.60)        (.60)
         In excess of net investment activities ......            (.01)           --              --             (.10)         --
         From net realized gains .....................             --             --              --              --           --
                                                    -------------------------------------------------------------------------------
         Total distributions .........................            (.12)          (.50)           (.50)           (.70)        (.60)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year .........................   $        3.79  $        9.40  $        18.40  $        21.40  $     24.80
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (excluding account fees) ................          (58.83)%       (46.49)%        (11.73)%        (11.21)%       1.85%
Ratios to Average Net Assets (a):
         Net investment income .......................             .53%          2.68%           1.81%           2.47%        2.61%
         Total expenses ..............................            2.67%          1.84%           1.58%           1.47%        1.52%
         Expenses reimbursed or offset ...............            (.20)%         (.04)%          (.04)%          (.05)%       (.06)%
         Net expenses ................................            2.47%          1.80%           1.54%           1.42%        1.46%
Portfolio turnover rate ..............................             220%            44%             24%             33%          29%

Net assets, end of year (in thousands) ...............   $      46,251     $   79,598     $   153,839     $   211,171   $  263,827



The values shown above for the current period and prior periods have been adjusted to reflect the 1-for-10 reverse stock split which was effective on July 1, 1998.

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of U.S. Global Investors Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting U.S. Global Investors Funds (the "Funds") at June 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Our examinations were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The financial highlights for China Region Opportunity Fund for the period February 10, 1994 through June 30, 1994 are presented for purposes of additional information required by the Securities and Exchange Commission. Such information has been subjected to the auditing procedures applied in the examination of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the financial statements taken as a whole.


PricewaterhouseCoopers LLP
Houston, Texas
August 21, 1998

FINANCIAL HIGHLIGHTS

Additional Federal Tax Information
          (Unaudited)

The percentage of tax-exempt dividends paid by the Funds for the year ended June 30, 1998, was:

          Near-Term Tax Free            92.21%
          Tax Free                      89.33%

The percentage of ordinary income dividends paid by the Funds during the year ended June 30, 1998, which qualify for the Dividends Received Deduction available to corporate shareholders was:

          Income                       100.00%
          All American Equity          100.00%
          Real Estate                    2.95%
          China Region Opportunity       ---
          Global Resources               ---
          World Gold                     ---
          Gold Shares                   41.07%

The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

          Income                        $1,279,686
          All American Equity              345,544
          Real Estate                      317,457
          China Region Opportunity           ---
          Global Resources               3,510,427
          World Gold                         ---
          Gold Shares                        ---

In January 1999, the Funds will report on Form 1099 the tax status of all distributions made during the calendar year 1998. Shareholders should use the information on Form 1099 for their income tax returns.

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




[blank page]

[BACK COVER PAGE]

[Graphics:   USGI Logo]


PO Box 781234
San Antonio, Texas  78278-1234

1-800-US-FUNDS



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